               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                             MUNDER BALANCED FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Balanced Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on June 12, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Balanced Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1994    (5.19)
1995    23.55
1996    12.86
1997    17.98
1998    10.95
1999    19.40
2000    14.68
2001    (3.14)
2002   (13.16)

Year-to-date through 3/31/03: (1.11)%

Best Quarter:   18.54% (quarter ended 3/31/00)
Worst Quarter: (9.55)% (quarter ended 9/30/98)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                     Since
                                                   1 Year  5 Years Inception
                                                     %        %     %/(1)/
Class Y
  Return Before Taxes                              (13.16)   5.03    7.88
  Return After Taxes on Distributions              (13.71)   1.36    5.11
  Return After Taxes on Distributions and Sale of
   Fund Shares                                      (8.06)   2.94    5.58
  Russell 3000 Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (21.55)  (0.71)   8.72
  S&P 500(R) Index/(2)/ (reflects no deductions
   for fees, expenses or taxes)                    (22.10)  (0.59)   9.11
  Russell 3000/Lehman Blended Index/(2)/
   (reflects no deductions for fees, expenses or
   taxes)                                           (9.60)   3.00    8.30

SUPBLNC603

                                                                               Since
                                                             1 Year  5 Years Inception
                                                               %        %     %/(1)/
Class A
  Return Before Taxes                                        (18.23)   3.67     7.24
  Russell 3000 Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                        (21.55)  (0.71)    9.10
  S&P 500(R) Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                        (22.10)  (0.59)    9.48
  Russell 3000/Lehman Blended Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)                    (9.60)   3.00     8.51
Class B
  Return Before Taxes                                        (18.33)   3.78     8.32
  Russell 3000 Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                        (21.55)  (0.71)    9.83
  S&P 500(R) Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                        (22.10)  (0.59)   10.28
  Russell 3000/Lehman Blended Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)                    (9.60)   3.00     9.33
Class C
  Return Before Taxes                                        (14.86)   4.06     6.81
  Russell 3000 Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                        (21.55)  (0.71)    6.09
  S&P 500(R) Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                        (22.10)  (0.59)    6.45
  Russell 3000/Lehman Blended Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)                    (9.60)   3.00     6.89

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 4/13/93, 4/30/93, 6/21/94 and 1/24/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 4/1/93, 5/1/93, 7/1/94 and 2/1/96, respectively.
(2)The Russell 3000 Index measures the performance of the 3,000 largest U.S. publicly traded securities. Standard & Poor's 500 Composite Stock Price
   Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary index from the S&P(R) 500 Index to the Russell 3000 Index to better reflect the market in which the Fund invests. The Russell 3000/Lehman
   Blended Index is a blended index made up of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

3. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 9 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

4. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

5. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 13 of the Prospectus, the second bullet point on page 14 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

6. The "Financial Highlights" section of the Prospectus, which begins on page 20, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                       Balanced Fund(a)
                               ----------------------------------------------------------------
                               Period Ended     Year       Year       Year       Year     Year
                               12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                 Class A      Class A    Class A    Class A    Class A   Class A
                               ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of
 period.......................   $  9.22      $ 10.25    $ 12.13     $12.96     $13.48   $13.01
                                 -------      -------    -------     ------     ------   ------
Income/(Loss) from investment
 operations:
Net investment income.........      0.05         0.16       0.19       0.15       0.21     0.30
Net realized and unrealized
 gain/(loss) on investments...     (0.67)       (1.04)     (0.26)      2.40       1.02     1.66
                                 -------      -------    -------     ------     ------   ------
Total from investment
 operations...................     (0.62)       (0.88)     (0.07)      2.55       1.23     1.96
                                 -------      -------    -------     ------     ------   ------
Less distributions:
Dividends from net investment
 income.......................     (0.06)       (0.15)     (0.18)     (0.13)     (0.23)   (0.32)
Distributions in excess of
 net investment income........        --           --         --      (0.02)        --       --
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)     (1.52)   (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --         --       --
                                 -------      -------    -------     ------     ------   ------
Total distributions...........     (0.06)       (0.15)     (1.81)     (3.38)     (1.75)   (1.49)
                                 -------      -------    -------     ------     ------   ------
Net asset value, end of period   $  8.54      $  9.22    $ 10.25     $12.13     $12.96   $13.48
                                 =======      =======    =======     ======     ======   ======
Total return(b)...............     (6.78)%      (8.60)%    (1.23)%    27.17%     10.76%   15.93%
                                 =======      =======    =======     ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $24,652      $26,336    $20,621     $6,229     $1,572   $  844
Ratio of operating expenses
 to average net assets........      1.52%(d)     1.37%      1.31%      1.26%      1.22%    1.17%
Ratio of net investment
 income to average net assets.      1.21%(d)     1.59%      1.80%      1.33%      1.73%    2.41%
Portfolio turnover rate.......        28%          79%       165%       176%       116%      79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      1.53%(d)     1.37%      1.31%      1.26%      1.22%    1.17%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class A Shares commenced operations on April 30,
   1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                        Balanced Fund(a)
                               ------------------------------------------------------------------
                               Period Ended     Year       Year       Year         Year     Year
                               12/31/02(c)     Ended      Ended      Ended        Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c)   6/30/99(c) 6/30/98
                                 Class B      Class B    Class B    Class B      Class B   Class B
                               ------------  ---------- ---------- ----------   ---------- -------
Net asset value, beginning of
 period.......................   $  9.15      $ 10.16    $ 12.08     $12.92       $13.44   $12.97
                                 -------      -------    -------     ------       ------   ------
Income/(Loss) from investment
 operations:
Net investment income.........      0.02         0.08       0.11       0.07         0.12     0.21
Net realized and unrealized
 gain/(loss) on investments...     (0.68)       (1.01)     (0.30)      2.38         1.01     1.64
                                 -------      -------    -------     ------       ------   ------
Total from investment
 operations...................     (0.66)       (0.93)     (0.19)      2.45         1.13     1.85
                                 -------      -------    -------     ------       ------   ------
Less distributions:
Dividends from net investment
 income.......................     (0.02)       (0.08)     (0.10)     (0.06)       (0.13)   (0.21)
Distributions in excess of
 net investment income........        --           --         --      (0.00)(d)       --       --
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)       (1.52)   (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --           --       --
                                 -------      -------    -------     ------       ------   ------
Total distributions...........     (0.02)       (0.08)     (1.73)     (3.29)       (1.65)   (1.38)
                                 -------      -------    -------     ------       ------   ------
Net asset value, end of period   $  8.47      $  9.15    $ 10.16     $12.08       $12.92   $13.44
                                 =======      =======    =======     ======       ======   ======
Total return(b)...............     (7.19)%      (9.16)%    (2.30)%    26.22%        9.96%   15.11%
                                 =======      =======    =======     ======       ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $39,567      $48,006    $47,329     $9,582       $1,829   $  647
Ratio of operating expenses
 to average net assets........      2.27%(e)     2.12%      2.06%      2.01%        1.97%    1.92%
Ratio of net investment
 income to average net assets.      0.46%(e)     0.84%      1.05%      0.58%        0.94%    1.66%
Portfolio turnover rate.......        28%          79%       165%       176%         116%      79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      2.28%(e)     2.12%      2.06%      2.01%        1.97%    1.92%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class B Shares commenced operations on June 21,
   1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                       Balanced Fund(a)
                               ----------------------------------------------------------------
                               Period Ended     Year       Year       Year       Year     Year
                               12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                 Class C      Class C    Class C    Class C    Class C   Class C
                               ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of
 period.......................   $  9.19      $ 10.20    $ 12.12     $12.95     $13.45   $12.99
                                 -------      -------    -------     ------     ------   ------
Income/(Loss) from investment
 operations:
Net investment income.........      0.02         0.08       0.11       0.07       0.12     0.22
Net realized and unrealized
 gain/(loss) on investments...     (0.68)       (1.01)     (0.30)      2.39       1.03     1.62
                                 -------      -------    -------     ------     ------   ------
Total from investment
 operations...................     (0.66)       (0.93)     (0.19)      2.46       1.15     1.84
                                 -------      -------    -------     ------     ------   ------
Less distributions:
Dividends from net investment
 income.......................     (0.02)       (0.08)     (0.10)     (0.05)     (0.13)   (0.21)
Distributions in excess of
 net investment income........        --           --         --      (0.01)        --       --
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)     (1.52)   (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --         --       --
                                 -------      -------    -------     ------     ------   ------
Total distributions...........     (0.02)       (0.08)     (1.73)     (3.29)     (1.65)   (1.38)
                                 -------      -------    -------     ------     ------   ------
Net asset value, end of period   $  8.51      $  9.19    $ 10.20     $12.12     $12.95   $13.45
                                 =======      =======    =======     ======     ======   ======
Total return(b)...............     (7.16)%      (9.12)%    (2.38)%    26.33%     10.11%   15.00%
                                 =======      =======    =======     ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $15,890      $20,041    $24,364     $5,145     $  360   $  115
Ratio of operating expenses
 to average net assets........      2.27%(d)     2.12%      2.06%      2.01%      1.97%    1.92%
Ratio of net investment
 income to average net assets.      0.46%(d)     0.84%      1.05%      0.58%      0.94%    1.66%
Portfolio turnover rate.......        28%          79%       165%       176%       116%      79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      2.28%(d)     2.12%      2.06%      2.01%      1.97%    1.92%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class C Shares commenced operations on January 24, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                        Balanced Fund(a)
                               -----------------------------------------------------------------
                               Period Ended     Year       Year       Year       Year     Year
                               12/31/02(c)     Ended      Ended      Ended      Ended     Ended
                               (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                 Class Y      Class Y    Class Y    Class Y    Class Y   Class Y
                               ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of
 period.......................   $  9.18       $10.20    $ 12.14     $12.98    $ 13.48   $ 13.01
                                 -------       ------    -------     ------    -------   -------
Income/(Loss) from investment
 operations:
Net investment income.........      0.06         0.18       0.22       0.18       0.26      0.37
Net realized and unrealized
 gain/(loss) on investments...     (0.67)       (1.02)     (0.32)      2.39       1.02      1.62
                                 -------       ------    -------     ------    -------   -------
Total from investment
 operations...................     (0.61)       (0.84)     (0.10)      2.57       1.28      1.99
                                 -------       ------    -------     ------    -------   -------
Less distributions:
Dividends from net investment
 income.......................     (0.07)       (0.18)     (0.21)     (0.18)     (0.26)    (0.35)
Distributions from net
 realized gains...............        --           --      (1.35)     (3.23)     (1.52)    (1.17)
Distributions in excess of
 net realized gains...........        --           --      (0.28)        --         --        --
                                 -------       ------    -------     ------    -------   -------
Total distributions...........     (0.07)       (0.18)     (1.84)     (3.41)     (1.78)    (1.52)
                                 -------       ------    -------     ------    -------   -------
Net asset value, end of period   $  8.50       $ 9.18    $ 10.20     $12.14    $ 12.98   $ 13.48
                                 =======       ======    =======     ======    =======   =======
Total return(b)...............     (6.69)%      (8.31)%    (1.46)%    27.33%     11.21%    16.23%
                                 =======       ======    =======     ======    =======   =======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's).......................   $10,665       $9,634    $10,821     $5,430    $15,816   $47,215
Ratio of operating expenses
 to average net assets........      1.27%(d)     1.12%      1.06%      1.01%      0.97%     0.92%
Ratio of net investment
 income to average net assets.      1.46%(d)     1.84%      2.05%      1.58%      2.09%     2.66%
Portfolio turnover rate.......        28%          79%       165%       176%       116%       79%
Ratio of operating expenses
 to average net assets
 without expense waivers......      1.28%(d)     1.12%      1.06%      1.01%      0.97%     0.92%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class Y Shares commenced operations on April 13,
   1993.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 7-9 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Balanced Fund in particular.

7. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

8. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

10.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                               MUNDER BOND FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, (1) the reference to "and other fixed income securities" in the first paragraph is hereby deleted; (2) all references to "fixed income securities" or "fixed income investments" are hereby replaced with the word "bonds"; (3) the phrase ", but may invest up to 5% of its assets in lower-rated debt securities, including 'junk' bonds" in the first sentence of the sixth paragraph is hereby deleted in its entirety; and (4) the introductory phrase in the third paragraph of that section is hereby replaced in its entirety with the following: "Bonds in which the Fund may invest also include, to a lesser extent:".

   In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading "Goal and Principal Investment Strategies--Principal Risks," which begins on page 2 of the Prospectus, are hereby replaced with the word "bond" and "bonds," respectively.

3. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Bond Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993    11.17
1994    (4.09)
1995    17.74
1996     2.72
1997     8.85
1998     8.90
1999    (2.94)
2000    10.28
2001     6.26
2002     7.37

Year-to-date through 3/31/03: 1.63%

Best Quarter:    5.88% (quarter ended 6/30/95)
Worst Quarter: (3.34)% (quarter ended 3/31/94)

SUPBOND603

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                Since
                                                                      1 Year 5 Years 10 Years Inception
                                                                        %       %       %      %/(1)/
Class Y
 Return Before Taxes                                                   7.37   5.87     6.44     6.28
 Return After Taxes on Distributions                                   5.02   3.30     3.83     3.69
 Return After Taxes on Distributions and Sale of Fund Shares           4.46   3.39     3.84     3.74
 Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                 10.27   7.54     7.51     7.53
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                          10.41   7.42     7.69     7.96
Class A
 Return Before Taxes                                                   2.77   4.73     5.77     5.83
 Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                 10.27   7.54     7.51     7.62
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                          10.41   7.42     7.69     7.81
Class B
 Return Before Taxes                                                   1.29   4.48       --     5.31
 Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                 10.27   7.54       --     7.63
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                          10.41   7.42       --     7.61
Class C
 Return Before Taxes                                                   5.37   4.84       --     5.27
 Lehman Aggregate Bond Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                 10.27   7.54       --     7.84
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses
   or taxes)                                                          10.41   7.42       --     7.83

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 12/9/92, 3/13/96 and 3/25/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of
   12/1/91, 12/1/92, 3/1/96 and 4/1/96, respectively.
(2)The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 10 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 20, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                                      Bond Fund(a)
                                                          -------------------------------------------------------------------
                                                          Period Ended     Year       Year       Year       Year       Year
                                                          12/31/02(c)     Ended      Ended      Ended      Ended      Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                            Class A      Class A    Class A    Class A    Class A    Class A
                                                          ------------  ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.....................    $ 9.34       $ 9.49     $ 9.23     $ 9.62     $ 9.99     $ 9.58
                                                             ------       ------     ------     ------     ------     ------
Income from investment operations:
Net investment income....................................      0.21         0.53       0.60       0.57       0.57       0.59
Net realized and unrealized gain/(loss) on investments...      0.30        (0.12)      0.28      (0.33)     (0.39)      0.39
                                                             ------       ------     ------     ------     ------     ------
Total from investment operations.........................      0.51         0.41       0.88       0.24       0.18       0.98
                                                             ------       ------     ------     ------     ------     ------
Less distributions:
Dividends from net investment income.....................     (0.24)       (0.56)     (0.62)     (0.57)     (0.55)     (0.57)
Distributions from net realized capital gain.............        --           --         --      (0.06)        --         --
                                                             ------       ------     ------     ------     ------     ------
Total distributions......................................     (0.24)       (0.56)     (0.62)     (0.63)     (0.55)     (0.57)
                                                             ------       ------     ------     ------     ------     ------
Net asset value, end of period...........................    $ 9.61       $ 9.34     $ 9.49     $ 9.23     $ 9.62     $ 9.99
                                                             ======       ======     ======     ======     ======     ======
Total return(b)..........................................      5.51%        4.41%      9.80%      2.57%      1.72%     10.45%
                                                             ======       ======     ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $6,132       $6,697     $6,139     $2,652     $2,515     $1,529
Ratio of operating expenses to average net assets........      1.05%(d)     0.95%      0.98%      0.99%      0.97%      0.96%
Ratio of net investment income to average net assets.....      4.42%(d)     5.59%      6.30%      6.10%      5.77%      5.93%
Portfolio turnover rate..................................        76%         185%       347%       205%       142%       222%
Ratio of operating expenses to average net assets
 without expense waivers.................................      1.05%(d)     0.95%      0.98%      0.99%      0.97%      0.96%

--------------------------------------------------------------------------------
(a)The Munder Bond Fund Class A Shares commenced operations on December 9, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                              Bond Fund(a)
                                                  -------------------------------------------------------------------
                                                  Period Ended     Year       Year       Year       Year       Year
                                                  12/31/02(c)     Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class B      Class B    Class B    Class B    Class B    Class B
                                                  ------------  ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............    $ 9.35       $ 9.50     $ 9.23     $ 9.61     $ 9.99     $ 9.57
                                                     ------       ------     ------     ------     ------     ------
Income from investment operations:
Net investment income............................      0.17         0.46       0.53       0.50       0.50       0.51
Net realized and unrealized gain/(loss) on
 investments.....................................      0.29        (0.12)      0.29      (0.32)     (0.41)      0.40
                                                     ------       ------     ------     ------     ------     ------
Total from investment operations.................      0.46         0.34       0.82       0.18       0.09       0.91
                                                     ------       ------     ------     ------     ------     ------
Less distributions:
Dividends from net investment income.............     (0.20)       (0.49)     (0.55)     (0.50)     (0.47)     (0.49)
Distributions from net realized capital gain.....        --           --         --      (0.06)        --         --
                                                     ------       ------     ------     ------     ------     ------
Total distributions..............................     (0.20)       (0.49)     (0.55)     (0.56)     (0.47)     (0.49)
                                                     ------       ------     ------     ------     ------     ------
Net asset value, end of period...................    $ 9.61       $ 9.35     $ 9.50     $ 9.23     $ 9.61     $ 9.99
                                                     ======       ======     ======     ======     ======     ======
Total return(b)..................................      5.00%        3.63%      9.10%      1.90%      0.86%      9.75%
                                                     ======       ======     ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $8,755       $7,255     $6,833     $3,514     $2,610     $  685
Ratio of operating expenses to average net assets      1.80%(d)     1.70%      1.73%      1.74%      1.72%      1.72%
Ratio of net investment income to average net
 assets..........................................      3.67%(d)     4.84%      5.55%      5.35%      5.02%      5.18%
Portfolio turnover rate..........................        76%         185%       347%       205%       142%       222%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.80%(d)     1.70%      1.73%      1.74%      1.72%      1.72%

--------------------------------------------------------------------------------
(a)The Munder Bond Fund Class B shares commenced operations on March 13, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                              Bond Fund(a)
                                                  -------------------------------------------------------------------
                                                  Period Ended     Year       Year       Year       Year       Year
                                                  12/31/02(c)     Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class C      Class C    Class C    Class C    Class C    Class C
                                                  ------------  ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............    $ 9.39       $ 9.54     $ 9.27     $ 9.66     $10.03     $ 9.60
                                                     ------       ------     ------     ------     ------     ------
Income from investment operations:
Net investment income............................      0.18         0.46       0.53       0.50       0.50       0.52
Net realized and unrealized gain/(loss) on
 investments.....................................      0.29        (0.12)      0.29      (0.33)     (0.40)      0.40
                                                     ------       ------     ------     ------     ------     ------
Total from investment operations.................      0.47         0.34       0.82       0.17       0.10       0.92
                                                     ------       ------     ------     ------     ------     ------
Less distributions:
Dividends from net investment income.............     (0.20)       (0.49)     (0.55)     (0.50)     (0.47)     (0.49)
Distributions from net realized capital gain.....        --           --         --      (0.06)        --         --
                                                     ------       ------     ------     ------     ------     ------
Total distributions..............................     (0.20)       (0.49)     (0.55)     (0.56)     (0.47)     (0.49)
                                                     ------       ------     ------     ------     ------     ------
Net asset value, end of period...................    $ 9.66       $ 9.39     $ 9.54     $ 9.27     $ 9.66     $10.03
                                                     ======       ======     ======     ======     ======     ======
Total return(b)..................................      5.08%        3.61%      9.06%      1.79%      0.95%      9.84%
                                                     ======       ======     ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $  957       $  988     $  930     $  338     $  431     $   63
Ratio of operating expenses to average net assets      1.80%(d)     1.70%      1.73%      1.74%      1.72%      1.72%
Ratio of net investment income to average net
 assets..........................................      3.67%(d)     4.84%      5.55%      5.35%      5.02%      5.18%
Portfolio turnover rate..........................        76%         185%       347%       205%       142%       222%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.80%(d)     1.70%      1.73%      1.74%      1.72%      1.72%

--------------------------------------------------------------------------------
(a)The Munder Bond Fund Class C Shares commenced operations on March 25, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                              Bond Fund(a)
                                                  -------------------------------------------------------------------
                                                  Period Ended     Year       Year       Year       Year       Year
                                                  12/31/02(c)     Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class Y      Class Y    Class Y    Class Y    Class Y    Class Y
                                                  ------------  ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $  9.36      $  9.50    $   9.24   $   9.62   $   9.99   $   9.58
                                                    -------      -------    --------   --------   --------   --------
Income from investment operations:
Net investment income............................      0.22         0.56        0.62       0.59       0.60       0.61
Net realized and unrealized gain/(loss) on
 investments.....................................      0.29        (0.12)       0.29      (0.32)     (0.40)      0.39
                                                    -------      -------    --------   --------   --------   --------
Total from investment operations.................      0.51         0.44        0.91       0.27       0.20       1.00
                                                    -------      -------    --------   --------   --------   --------
Less distributions:
Dividends from net investment income.............     (0.25)       (0.58)      (0.65)     (0.59)     (0.57)     (0.59)
Distributions from net realized capital gain.....        --           --          --      (0.06)        --         --
                                                    -------      -------    --------   --------   --------   --------
Total distributions..............................     (0.25)       (0.58)      (0.65)     (0.65)     (0.57)     (0.59)
                                                    -------      -------    --------   --------   --------   --------
Net asset value, end of period...................   $  9.62      $  9.36    $   9.50   $   9.24   $   9.62   $   9.99
                                                    =======      =======    ========   ========   ========   ========
Total return(b)..................................      5.52%        4.78%      10.07%      2.94%      1.97%     10.72%
                                                    =======      =======    ========   ========   ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $61,025      $72,628    $111,198   $115,171   $200,753   $221,427
Ratio of operating expenses to average net assets      0.80%(d)     0.70%       0.73%      0.74%      0.72%      0.72%
Ratio of net investment income to average net
 assets..........................................      4.67%(d)     5.84%       6.55%      6.35%      6.02%      6.18%
Portfolio turnover rate..........................        76%         185%        347%       205%       142%       222%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.80%(d)     0.70%       0.73%      0.74%      0.72%      0.72%

--------------------------------------------------------------------------------
(a)The Munder Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Bond Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                          MUNDER CASH INVESTMENT FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Cash Investment Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Cash Investment Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1993        2.72
1994        3.78
1995        5.58
1996        5.02
1997        5.19
1998        5.19
1999        4.83
2000        6.04
2001        3.82
2002        1.51


Year-to-date through 3/31/03: 0.23%

Best Quarter:  1.56% (quarter ended 9/30/00)
Worst Quarter: 0.30% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                              Since
                                                   1 Year 5 Years 10 Years  Inception
                                                     %       %       %       %/(1)/
Class Y                                             1.51   4.26     4.36      4.62
Class A                                             1.16   3.99     4.12      4.11
Class B                                               --     --       --     (4.97)/(2)/
Class C                                               --     --       --     (0.98)/(2)/

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 3/14/90, 12/1/92, 11/1/02 and 11/5/02, respectively.
(2)The returns for Class B and Class C shares since inception are aggregate non-annualized returns.

SUPCASH603

3. Under the heading of "Fees & Expenses," which begins on page 4 of the Prospectus, a reference to footnote (2) is added to the rows entitled "Management Fees," "Distribution and/or Service (12b-1) Fees," "Other Expenses" and "Total Annual Fund Operating Expenses." Footnote (2) is hereby added following the table to read in its entirety as follows:

    (2)The advisor and/or the distributor may voluntarily waive or reduce management fees, distribution and/or service fees and/or absorb other expenses with respect to any class of shares of the Fund in order to support yields. The advisor and the distributor have entered into a reimbursement agreement with the Fund ("Reimbursement Agreement") that is in effect through at least February 11, 2004. As described under the heading of "Management of the Fund-Reimbursement Agreement," on page 15 of the Prospectus, the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement obligates the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 9 of the Prospectus, the second bullet point on page 10, is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The following information is hereby added under the heading of "Management of the Fund," which begins on page 15 of the Prospectus:

   Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor have entered into a reimbursement agreement with the Fund ("Reimbursement Agreement") that will remain in effect through at least February 11, 2004. The Reimbursement Agreement may continue from year to year thereafter.

   From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by each Fund or, in the case of class-specific fees, any class of the Fund, in order to support yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement obligates MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund.

   The Fund may at a later date reimburse to MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one-day yield for that class of shares does not fall below the "Minimum One Day Yield" of 0.05% as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.
8. The "Financial Highlights" section of the Prospectus, which begins on page 16, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                        Cash Investment Fund(a)
                                    ---------------------------------------------------------------
                                    Period Ended     Year      Year      Year      Year      Year
                                      12/31/02       Ended     Ended     Ended     Ended     Ended
                                    (Unaudited)     6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                      Class A       Class A   Class A   Class A   Class A   Class A
                                    ------------   --------  --------  --------  --------  --------
Net asset value, beginning of
 period............................   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                      --------     --------  --------  --------  --------  --------
Income from investment operations:
Net investment income..............      0.005        0.020     0.052     0.050     0.045     0.049
                                      --------     --------  --------  --------  --------  --------
Total from investment operations...      0.005        0.020     0.052     0.050     0.045     0.049
                                      --------     --------  --------  --------  --------  --------
Less distributions:
Dividends from net investment
 income............................     (0.005)      (0.020)   (0.052)   (0.050)   (0.045)   (0.049)
                                      --------     --------  --------  --------  --------  --------
Total distributions................     (0.005)      (0.020)   (0.052)   (0.050)   (0.045)   (0.049)
                                      --------     --------  --------  --------  --------  --------
Net asset value, end of period.....   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                      ========     ========  ========  ========  ========  ========
Total return(b)....................       0.53%        1.97%     5.36%     5.13%     4.58%     5.04%
                                      ========     ========  ========  ========  ========  ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)............................   $122,704     $123,370  $117,222  $122,693  $135,705  $133,663
Ratio of operating expenses to
 average net assets................       0.79%(c)     0.76%     0.81%     0.80%     0.78%     0.76%
Ratio of net investment income to
 average net assets................       1.06%(c)     1.97%     5.20%     5.01%     4.48%     4.92%
Ratio of operating expenses to
 average net assets without
 expense waivers and reimbursements       0.79%(c)     0.76%     0.81%     0.80%     0.78%     0.76%

--------------------------------------------------------------------------------
(a)The Munder Cash Investment Fund Class A Shares commenced operations on December 1, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

                                                      Cash Investment Fund(a)
                                                    -----------------------
                                                    Period Ended  Period Ended
                                                      12/31/02      12/31/02
                                                    (Unaudited)   (Unaudited)
                                                      Class B       Class C
                                                    ------------  ------------
 Net asset value, beginning of period..............   $  1.00       $  1.00
                                                      -------       -------
 Income from investment operations:
 Net investment income.............................     0.000(c)      0.000(c)
                                                      -------       -------
 Total from investment operations..................     0.000(c)      0.000(c)
                                                      -------       -------
 Less distributions:
 Dividends from net investment income..............    (0.000)(c)    (0.000)(c)
                                                      -------       -------
 Total distributions...............................    (0.000)(c)    (0.000)(c)
                                                      -------       -------
 Net asset value, end of period....................   $  1.00       $  1.00
                                                      =======       =======
 Total return(b)...................................      0.03%         0.02%
                                                      =======       =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)..............   $ 2,232       $ 4,558
 Ratio of operating expenses to average net assets.      1.53%(d)      1.53%(d)
 Ratio of net investment income to average net
  assets...........................................      0.17%(d)      0.17%(d)
 Ratio of operating expenses to average net assets
  without expense waivers and reimbursements.......      1.54%(d)      1.54%(d)

--------------------------------------------------------------------------------
(a)The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Amount represents less than $0.001 per share.
(d)Annualized.

                                                                         Cash Investment Fund(a)
                                                     ---------------------------------------------------------------
                                                     Period Ended     Year      Year      Year      Year      Year
                                                       12/31/02       Ended     Ended     Ended     Ended     Ended
                                                     (Unaudited)     6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                                       Class Y       Class Y   Class Y   Class Y   Class Y   Class Y
                                                     ------------   --------  --------  --------  --------  --------
Net asset value, beginning of period................   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                       --------     --------  --------  --------  --------  --------
Income from investment operations:
Net investment income...............................      0.007        0.022     0.055     0.053     0.047     0.051
                                                       --------     --------  --------  --------  --------  --------
Total from investment operations....................      0.007        0.022     0.055     0.053     0.047     0.051
                                                       --------     --------  --------  --------  --------  --------
Less distributions:
Dividends from net investment income................     (0.007)      (0.022)   (0.055)   (0.053)   (0.047)   (0.051)
                                                       --------     --------  --------  --------  --------  --------
Total distributions.................................     (0.007)      (0.022)   (0.055)   (0.053)   (0.047)   (0.051)
                                                       --------     --------  --------  --------  --------  --------
Net asset value, end of period......................   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                       ========     ========  ========  ========  ========  ========
Total return(b).....................................       0.66%        2.23%     5.62%     5.39%     4.84%     5.30%
                                                       ========     ========  ========  ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $304,756     $251,634  $203,875  $197,156  $358,125  $327,417
Ratio of operating expenses to average net assets...       0.54%(c)     0.51%     0.56%     0.55%     0.53%     0.51%
Ratio of net investment income to average net assets       1.31%(c)     2.22%     5.45%     5.26%     4.72%     5.17%
Ratio of operating expenses to average net assets
 without expense waivers and reimbursements.........       0.54%(c)     0.51%     0.56%     0.55%     0.53%     0.51%

--------------------------------------------------------------------------------
(a)The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Cash Investment Fund in particular.

9. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                         MUNDER EMERGING MARKETS FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Emerging Markets Fund ("Fund"), formerly a series of The Munder Framlington Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Framlington Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Emerging Markets Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1997        13.06
1998       -27.27
1999        86.29
2000       -41.54
2001        -2.85
2002        -4.93

Year-to-date through 3/31/03: (7.34)%

Best Quarter:    43.09% (quarter ended 12/31/99)
Worst Quarter: (23.83)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                      Since
                                                     1 Year 5 Years Inception
                                                       %       %     %/(1)/
  Class Y
    Return Before Taxes                              (4.93)  (6.06)   (3.11)
    Return After Taxes on Distributions              (4.93)  (6.06)   (3.30)
    Return After Taxes on Distributions and Sale of
     Fund Shares                                     (3.03)  (4.65)   (2.46)
    MSCI Emerging Markets Free Index/(2)/ (reflects
     no deductions for fees, expenses or taxes)      (6.00)  (4.58)   (5.79)

SUPEMRG603

                                                                  5      Since
                                                        1 Year  Years  Inception
                                                          %       %     %/(1)/
Class A
  Return Before Taxes                                   (10.20) (7.02)   (4.28)
  MSCI Emerging Markets Free Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)               (6.00) (4.58)   (5.79)
Class B
  Return Before Taxes                                   (10.56) (7.11)   (5.78)
  MSCI Emerging Markets Free Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)               (6.00) (4.58)   (7.67)
Class C
  Return Before Taxes                                    (6.96) (6.90)   (5.55)
  MSCI Emerging Markets Free Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)               (6.00) (4.58)   (7.67)

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/31/96, 1/14/97, 2/25/97 and 3/3/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 1/1/97, 3/1/97 and 3/1/97, respectively.
(2)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure the common stock price movement of freely investable opportunities for foreign investors in emerging markets countries.

3. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 8 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the third bullet point on page 11 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                            Emerging Markets Fund(a)
                                                     --------------------------------------------------------------------
                                                     Period Ended     Year        Year       Year        Year       Year
                                                     12/31/02(c)     Ended        Ended     Ended       Ended      Ended
                                                     (Unaudited)   6/30/02(c)    6/30/01  6/30/00(c)  6/30/99(c) 6/30/98(c)
                                                       Class A      Class A      Class A   Class A     Class A    Class A
                                                     ------------  ----------   -------   ----------  ---------- ----------
Net asset value, beginning of period................    $ 8.68       $ 8.62     $ 12.78     $11.69      $ 8.99    $ 12.92
                                                        ------       ------     -------     ------      ------    -------
Income/(Loss) from investment operations:
Net investment income/(loss)........................      0.01         0.00(d)    (0.07)      0.00(d)     0.03       0.11
Net realized and unrealized gain/(loss) on
 investments........................................     (0.68)        0.06       (4.05)      1.09        2.67      (3.73)
                                                        ------       ------     -------     ------      ------    -------
Total from investment operations....................     (0.67)        0.06       (4.12)      1.09        2.70      (3.62)
                                                        ------       ------     -------     ------      ------    -------
Less distributions:
Dividends from net investment income................        --           --       (0.04)        --          --      (0.04)
Distributions from net realized gains...............        --           --          --         --          --      (0.05)
Distributions in excess of net realized gains.......        --           --          --         --          --      (0.22)
Distributions from capital..........................        --        (0.00)(d)      --         --          --         --
                                                        ------       ------     -------     ------      ------    -------
Total distributions.................................        --        (0.00)(d)   (0.04)        --          --      (0.31)
                                                        ------       ------     -------     ------      ------    -------
Net asset value, end of period......................    $ 8.01       $ 8.68     $  8.62     $12.78      $11.69    $  8.99
                                                        ======       ======     =======     ======      ======    =======
Total return(b).....................................     (7.72)%       0.75%     (32.32)%     9.32%      30.03%    (28.34)%
                                                        ======       ======     =======     ======      ======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................    $1,283       $1,836     $ 1,685     $3,637      $  961    $   632
Ratio of operating expenses to average net assets...      1.98%(e)     1.95%       2.02%      1.98%       1.85%      1.89%
Ratio of net investment income/(loss) to average net
 assets.............................................      0.23%(e)     0.04%      (0.54)%    (0.02)%      0.39%      0.93%
Portfolio turnover rate.............................        76%         230%        223%       177%        159%        94%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......      2.79%(e)     1.96%       2.08%      2.14%       2.12%      2.14%

--------------------------------------------------------------------------------
(a)The Munder Emerging Markets Fund Class A Shares commenced operations on January 14, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                            Emerging Markets Fund(a)
                                                     ------------------------------------------------------------------
                                                     Period Ended      Year      Year       Year       Year       Year
                                                     12/31/02(c)      Ended      Ended     Ended      Ended      Ended
                                                     (Unaudited)    6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                       Class B       Class B    Class B   Class B    Class B    Class B
                                                     ------------   ---------- -------   ---------- ---------- ----------
Net asset value, beginning of period................    $ 8.40        $ 8.42   $ 12.52     $11.47     $ 8.95    $ 12.91
                                                        ------        ------   -------     ------     ------    -------
Income/(Loss) from investment operations:
Net investment income/(loss)........................     (0.02)        (0.06)    (0.16)     (0.10)     (0.03)      0.02
Net realized and unrealized gain/(loss) on
 investments........................................     (0.66)         0.04     (3.94)      1.15       2.55      (3.71)
                                                        ------        ------   -------     ------     ------    -------
Total from investment operations....................     (0.68)        (0.02)    (4.10)      1.05       2.52      (3.69)
                                                        ------        ------   -------     ------     ------    -------
Less distributions:
Dividends from net investment income................        --            --        --         --         --      (0.00)(d)
Distributions from net realized gains...............        --            --        --         --         --      (0.05)
Distributions in excess of net realized gains.......        --            --        --         --         --      (0.22)
                                                        ------        ------   -------     ------     ------    -------
Total distributions.................................        --            --        --         --         --      (0.27)
                                                        ------        ------   -------     ------     ------    -------
Net asset value, end of period......................    $ 7.72        $ 8.40   $  8.42     $12.52     $11.47    $  8.95
                                                        ======        ======   =======     ======     ======    =======
Total return(b).....................................     (8.10)%       (0.36)%  (32.67)%     9.15%     28.16%    (28.90)%
                                                        ======        ======   =======     ======     ======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................    $1,160        $1,516   $ 1,587     $3,012     $1,121    $   511
Ratio of operating expenses to average net assets...      2.73%(e)      2.70%     2.76%      2.73%      2.60%      2.64%
Ratio of net investment income/(loss) to average net
 assets.............................................     (0.52)%(e)    (0.71)%   (1.28)%    (0.77)%    (0.36)%     0.18%
Portfolio turnover rate.............................        76%          230%      223%       177%       159%        94%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......      3.54%(e)      2.71%     2.83%      2.88%      2.87%      2.89%

--------------------------------------------------------------------------------
(a)The Munder Emerging Markets Fund Class B Shares commenced operations on February 25, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                            Emerging Markets Fund(a)
                                                     ------------------------------------------------------------------
                                                     Period Ended      Year      Year       Year       Year       Year
                                                     12/31/02(c)      Ended      Ended     Ended      Ended      Ended
                                                     (Unaudited)    6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                       Class C       Class C    Class C   Class C    Class C    Class C
                                                     ------------   ---------- -------   ---------- ---------- ----------
Net asset value, beginning of period................    $ 8.32        $ 8.36   $ 12.43     $11.47     $ 8.96    $ 12.92
                                                        ------        ------   -------     ------     ------    -------
Income/(Loss) from investment operations:
Net investment income/(loss)........................     (0.02)        (0.06)    (0.15)     (0.10)     (0.03)      0.02
Net realized and unrealized gain/(loss) on
 investments........................................     (0.65)         0.02     (3.92)      1.06       2.54      (3.71)
                                                        ------        ------   -------     ------     ------    -------
Total from investment operations....................     (0.67)        (0.04)    (4.07)      0.96       2.51      (3.69)
                                                        ------        ------   -------     ------     ------    -------
Less distributions:
Dividends from net investment income................        --            --        --         --         --      (0.00)(d)
Distributions from net realized gains...............        --            --        --         --         --      (0.05)
Distributions in excess of net realized gains.......        --            --        --         --         --      (0.22)
                                                        ------        ------   -------     ------     ------    -------
Total distributions.................................        --            --        --         --         --      (0.27)
                                                        ------        ------   -------     ------     ------    -------
Net asset value, end of period......................    $ 7.65        $ 8.32   $  8.36     $12.43     $11.47    $  8.96
                                                        ======        ======   =======     ======     ======    =======
Total return(b).....................................     (8.05)%       (0.48)%  (32.74)%     8.37%     28.01%    (28.88)%
                                                        ======        ======   =======     ======     ======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................    $  312        $  367   $   439     $  807     $  497    $   132
Ratio of operating expenses to average net assets...      2.73%(e)      2.70%     2.76%      2.73%      2.60%      2.64%
Ratio of net investment income/(loss) to average net
 assets.............................................     (0.52)%(e)    (0.71)%   (1.28)%    (0.77)%    (0.36)%     0.18%
Portfolio turnover rate.............................        76%          230%      223%       177%       159%        94%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......      3.54%(e)      2.71%     2.83%      2.89%      2.87%      2.89%

--------------------------------------------------------------------------------
(a)The Munder Emerging Markets Fund Class C Shares commenced operations on
   March 3, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                          Emerging Markets Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year      Year       Year       Year       Year
                                                     12/31/02(c)     Ended      Ended     Ended      Ended      Ended
                                                     (Unaudited)   6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                       Class Y      Class Y    Class Y   Class Y    Class Y    Class Y
                                                     ------------  ---------- -------   ---------- ---------- ----------
Net asset value, beginning of period................    $ 8.55       $ 8.51   $ 12.70    $ 11.64    $  9.00    $ 12.92
                                                        ------       ------   -------    -------    -------    -------
Income/(Loss) from investment operations:
Net investment income/(loss)........................      0.02         0.02     (0.05)      0.03       0.05       0.13
Net realized and unrealized gain/(loss) on
 investments........................................     (0.67)        0.04     (4.05)      1.03       2.59      (3.72)
                                                        ------       ------   -------    -------    -------    -------
Total from investment operations....................      0.65         0.06     (4.10)      1.06       2.64      (3.59)
                                                        ------       ------   -------    -------    -------    -------
Less distributions:
Dividends from net investment income................        --           --     (0.09)        --         --      (0.06)
Distributions from net realized gains...............        --           --        --         --         --      (0.05)
Distributions in excess of net realized gains.......        --           --        --         --         --      (0.22)
Distributions from capital..........................        --        (0.02)       --         --         --         --
                                                        ------       ------   -------    -------    -------    -------
Total distributions.................................        --        (0.02)    (0.09)        --         --      (0.33)
                                                        ------       ------   -------    -------    -------    -------
Net asset value, end of period......................    $ 7.90       $ 8.55   $  8.51    $ 12.70    $ 11.64    $  9.00
                                                        ======       ======   =======    =======    =======    =======
Total return(b).....................................     (7.60)%       0.66%   (32.31)%     9.11%     29.33%    (28.12)%
                                                        ======       ======   =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................    $6,595       $7,571   $11,913    $19,896    $17,857    $14,332
Ratio of operating expenses to average net assets...      1.73%(d)     1.70%     1.76%      1.73%      1.60%      1.64%
Ratio of net investment income/(loss) to average net
 assets.............................................      0.48%(d)     0.29%    (0.28)%     0.23%      0.64%      1.18%
Portfolio turnover rate.............................        76%         230%      223%       177%       159%        94%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......      2.54%(d)     1.71%     1.83%      1.89%      1.87%      1.89%

--------------------------------------------------------------------------------
(a)The Munder Emerging Markets Fund Class Y Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Emerging Markets Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                             MUNDER INDEX 500 FUND
                             CLASS A, B & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Index 500 Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on May 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, the word "net" in the first sentence of the first paragraph is hereby deleted. In addition, the following sentence is added to the end of the first paragraph under that heading:

   For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. Under the heading of "Principal Risks--Derivatives Risk," which begins on page 19 of the Prospectus, the following sentence is added after the first sentence under that heading:

   The primary risk with futures is that they can result in substantial gains or losses from small price movements.

4. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Index 500 Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1993        9.80
1994        1.00
1995       37.32
1996       22.47
1997       32.84
1998       28.19
1999       20.59
2000       -9.44
2001      -12.27
2002      -22.50


Year-to-date through 3/31/03: (3.28)%

Best Quarter:    21.17% (quarter ended 12/31/98)
Worst Quarter: (17.37)% (quarter ended 9/30/02)

SUPINDEX603

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                               Since
                                                                    1 Year  5 Years 10 Years Inception
                                                                      %        %       %      %/(1)/
Class Y
 Return Before Taxes                                                (22.50)  (0.98)   8.96      9.76
 Return After Taxes on Distributions                                (22.87)  (1.53)   7.62      8.48
 Return After Taxes on Distributions and Sale of Fund Shares        (13.80)  (0.92)   7.01      7.78
 S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or
   taxes)                                                           (22.10)  (0.59)   9.33     10.18
Class A
 Return Before Taxes                                                (24.55)  (1.64)   8.52      8.47
 S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or
   taxes)                                                           (22.10)  (0.59)   9.33      9.39
Class B
 Return Before Taxes                                                (25.18)  (1.65)     --      6.70
 S&P 500(R) Index/(2)/ (reflects no deduction for fees, expenses or
   taxes)                                                           (22.10)  (0.59)     --      7.64

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A and Class B shares are 12/1/91, 12/9/92 and 10/31/95, respectively. The index returns from inception for Class A and Class B shares are as of 12/1/92 and 11/1/95, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

5. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

  .  Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

6. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

7. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. Under the heading of "Applicable Sales Charges--CDSC" on page 12 of the Prospectus, the rate of 3.00% in the last sentence of the seventh paragraph and the commission of 4.00% in the eighth paragraph should each read as 2.00%.

9. The "Financial Highlights" section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                             Index 500 Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year       Year       Year      Year      Year
                                                     12/31/02(c)      Ended      Ended      Ended     Ended     Ended
                                                     (Unaudited)     6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                                       Class A       Class A    Class A    Class A   Class A   Class A
                                                     ------------   --------   --------   --------  --------  --------
Net asset value, beginning of period................   $  20.65     $  25.57   $  30.71   $  29.29  $  24.45  $  20.94
                                                       --------     --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income...............................       0.10         0.22       0.21       0.24      0.25      0.31
Net realized and unrealized gain/(loss) on
 investments........................................      (2.30)       (4.93)     (4.86)      1.69      5.08      5.49
                                                       --------     --------   --------   --------  --------  --------
Total from investment operations....................      (2.20)       (4.71)     (4.65)      1.93      5.33      5.80
                                                       --------     --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income................      (0.11)       (0.21)     (0.21)     (0.23)    (0.25)    (0.30)
Distributions from net realized gains...............         --           --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains.......         --           --      (0.01)        --        --        --
                                                       --------     --------   --------   --------  --------  --------
Total distributions.................................      (0.11)       (0.21)     (0.49)     (0.51)    (0.49)    (2.29)
                                                       --------     --------   --------   --------  --------  --------
Net asset value, end of period......................   $  18.34     $  20.65   $  25.57   $  30.71  $  29.29  $  24.45
                                                       ========     ========   ========   ========  ========  ========
Total return(b).....................................     (10.66)%     (18.48)%   (15.30)%     6.74%    22.12%    29.61%
                                                       ========     ========   ========   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $305,283     $340,271   $419,631   $504,843  $393,278  $205,660
Ratio of operating expenses to average net assets...       0.73%(d)     0.55%      0.51%      0.50%     0.44%     0.39%
Ratio of net investment income to average net assets       1.07%(d)     0.92%      0.76%      0.80%     1.08%     1.38%
Portfolio turnover rate.............................          8%           3%         9%         8%        6%        8%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......       0.74%(d)     0.64%      0.61%      0.61%     0.60%     0.45%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class A Shares commenced operations on December 9, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                             Index 500 Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year       Year       Year      Year      Year
                                                     12/31/02(c)      Ended      Ended      Ended     Ended     Ended
                                                     (Unaudited)     6/30/02    6/30/01    6/30/00   6/30/99   6/30/98
                                                       Class B       Class B    Class B    Class B   Class B   Class B
                                                     ------------   --------   --------   --------  --------  --------
Net asset value, beginning of period................   $  20.65     $  25.58   $  30.71   $  29.32  $  24.48  $  20.94
                                                       --------     --------   --------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income...............................       0.08         0.13       0.12       0.13      0.16      0.22
Net realized and unrealized gain/(loss) on
 investments........................................      (2.31)       (4.93)     (4.85)      1.70      5.09      5.50
                                                       --------     --------   --------   --------  --------  --------
Total from investment operations....................      (2.23)       (4.80)     (4.73)      1.83      5.25      5.72
                                                       --------     --------   --------   --------  --------  --------
Less distributions:
Dividends from net investment income................      (0.08)       (0.13)     (0.12)     (0.16)    (0.17)    (0.19)
Distributions from net realized gains...............         --           --      (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains.......         --           --      (0.01)        --        --        --
                                                       --------     --------   --------   --------  --------  --------
Total distributions.................................      (0.08)       (0.13)     (0.40)     (0.44)    (0.41)    (2.18)
                                                       --------     --------   --------   --------  --------  --------
Net asset value, end of period......................   $  18.34     $  20.65   $  25.58   $  30.71  $  29.32  $  24.48
                                                       ========     ========   ========   ========  ========  ========
Total return(b).....................................     (10.78)%     (18.79)%   (15.56)%     6.37%    21.71%    29.17%
                                                       ========     ========   ========   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $224,853     $281,790   $368,079   $402,570  $305,955  $132,783
Ratio of operating expenses to average net assets...       0.98%(d)     0.89%      0.86%      0.85%     0.77%     0.73%
Ratio of net investment income to average net assets       0.82%(d)     0.58%      0.41%      0.45%     0.74%     1.03%
Portfolio turnover rate.............................          8%           3%         9%         8%        6%        8%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......       1.49%(d)     1.39%      1.36%      1.36%     1.35%     0.80%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class B Shares commenced operations on October 31, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                 Index 500 Fund(a)
                                                          --------------------------------------------------------------
                                                          Period Ended    Year      Year      Year      Year      Year
                                                          12/31/02(c)     Ended     Ended     Ended     Ended     Ended
                                                          (Unaudited)    6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                                            Class Y      Class Y   Class Y   Class Y   Class Y   Class Y
                                                          ------------  -------   -------   --------  --------  --------
Net asset value, beginning of period.....................   $ 20.68     $ 25.62   $ 30.76   $  29.33  $  24.48  $  20.97
                                                            -------     -------   -------   --------  --------  --------
Income/(Loss) from investment operations:
Net investment income....................................      0.12        0.27      0.35       0.28      0.29      0.34
Net realized and unrealized gain/(loss) on investments...     (2.30)      (4.97)    (4.96)      1.69      5.08      5.49
                                                            -------     -------   -------   --------  --------  --------
Total from investment operations.........................     (2.18)      (4.70)    (4.61)      1.97      5.37      5.83
                                                            -------     -------   -------   --------  --------  --------
Less distributions:
Dividends from net investment income.....................     (0.13)      (0.24)    (0.25)     (0.26)    (0.28)    (0.33)
Distributions from net realized gains....................        --          --     (0.27)     (0.28)    (0.24)    (1.99)
Distributions in excess of net realized gains............        --          --     (0.01)        --        --        --
                                                            -------     -------   -------   --------  --------  --------
Total distributions......................................     (0.13)      (0.24)    (0.53)     (0.54)    (0.52)    (2.32)
                                                            -------     -------   -------   --------  --------  --------
Net asset value, end of period...........................   $ 18.37     $ 20.68   $ 25.62   $  30.76  $  29.33  $  24.48
                                                            =======     =======   =======   ========  ========  ========
Total return (b).........................................    (10.53)%    (18.40)%  (15.15)%     6.88%    22.30%    29.76%
                                                            =======     =======   =======   ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $62,563     $68,555   $93,902   $295,132  $331,755  $320,756
Ratio of operating expenses to average net assets........      0.48%(d)    0.39%     0.36%      0.35%     0.30%     0.29%
Ratio of net investment income to average net assets.....      1.32%(d)    1.08%     0.91%      0.95%     1.23%     1.47%
Portfolio turnover rate..................................         8%          3%        9%         8%        6%        8%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      0.49%(d)    0.39%     0.36%      0.36%     0.35%     0.35%

--------------------------------------------------------------------------------
(a)The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Index 500 Fund in particular.

10.Under the heading of "Policies for Purchasing Shares--Accounts Below
   Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                         MUNDER INTERMEDIATE BOND FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Intermediate Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, (1) the reference to "and other fixed income securities" in the first paragraph is hereby deleted; (2) all references to "fixed income securities" or "fixed income investments" are hereby replaced with the word "bonds"; (3) the phrase ", but may invest up to 5% of its assets in lower-rated debt securities, including 'junk' bonds" in the first sentence of the sixth paragraph is hereby deleted in its entirety; and (4) the introductory phrase in the third paragraph of that section is hereby replaced in its entirety with the following: "Bonds in which the Fund may invest also include, to a lesser extent:".

   In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading "Goal and Principal Investment Strategies--Principal Risks," which begins on page 2 of the Prospectus, are hereby replaced with the word "bond" and "bonds," respectively.

3. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Intermediate Bond Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1993        8.05
1994       -3.08
1995       14.01
1996        3.13
1997        7.21
1998        7.21
1999        0.20
2000        9.12
2001        7.65
2002        8.00


Year-to-date through 3/31/03: 1.56%

Best Quarter:    4.55% (quarter ended 6/30/95)
Worst Quarter: (2.58)% (quarter ended 3/31/94)

SUPIMEDBOND603

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                       1 Year 5 Years 10 Years Inception
                                                                         %       %       %      %/(1)/
Class Y
 Return Before Taxes                                                    8.00   6.39     6.05     6.24
 Return After Taxes on Distributions                                    5.91   4.02     3.43     3.71
 Return After Taxes on Distributions and Sale of Fund Shares            4.86   3.92     3.50     3.74
 Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                   9.83   7.48     7.07     7.25
Class A
 Return Before Taxes                                                    3.56   5.27     5.39     5.40
 Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                   9.83   7.48     7.07     7.14
Class B
 Return Before Taxes                                                    2.05   5.02       --     5.86
 Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                   9.83   7.48       --     7.85
Class C
 Return Before Taxes                                                    6.02   5.37       --     5.51
 Lehman Int. Gov't/Credit Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                   9.83   7.48       --     7.59

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 11/24/92, 10/25/94 and 4/19/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 12/1/91, 12/1/92, 11/1/94 and 5/1/96, respectively.
(2)The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 10 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 11 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 21, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                      Intermediate Bond Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class A      Class A   Class A  Class A    Class A    Class A
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............   $  9.50      $  9.39   $ 9.09    $ 9.28    $  9.51     $ 9.33
                                                    -------      -------   ------    ------    -------     ------
Income from investment operations:
Net investment income............................      0.20         0.49     0.54      0.52       0.51       0.55
Net realized and unrealized gain/(loss) on
 investments.....................................      0.22         0.13     0.31     (0.19)     (0.23)      0.16
                                                    -------      -------   ------    ------    -------     ------
Total from investment operations.................      0.42         0.62     0.85      0.33       0.28       0.71
                                                    -------      -------   ------    ------    -------     ------
Less distributions:
Dividends from net investment income.............     (0.23)       (0.51)   (0.55)    (0.52)     (0.51)     (0.53)
                                                    -------      -------   ------    ------    -------     ------
Total distributions..............................     (0.23)       (0.51)   (0.55)    (0.52)     (0.51)     (0.53)
                                                    -------      -------   ------    ------    -------     ------
Net asset value, end of period...................   $  9.69      $  9.50   $ 9.39    $ 9.09    $  9.28     $ 9.51
                                                    =======      =======   ======    ======    =======     ======
Total return(b)..................................      4.49%        6.71%    9.60%     3.68%      2.93%      7.84%
                                                    =======      =======   ======    ======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $11,276      $10,321   $9,768    $7,474    $10,293     $7,387
Ratio of operating expenses to average net assets      0.97%(d)     0.94%    0.96%     0.96%      0.95%      0.93%
Ratio of net investment income to average net
 assets..........................................      4.11%(d)     5.13%    5.87%     5.65%      5.38%      5.77%
Portfolio turnover rate..........................        38%          85%     179%      130%       128%       194%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.97%(d)     0.94%    0.96%     0.96%      0.95%      0.93%

--------------------------------------------------------------------------------
(a)The Munder Intermediate Bond Fund Class A Shares commenced operations on November 24, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      Intermediate Bond Fund(a)
                                                  -----------------------------------------------------------------
                                                  Period Ended     Year     Year       Year       Year       Year
                                                  12/31/02(c)     Ended     Ended     Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class B      Class B   Class B   Class B    Class B    Class B
                                                  ------------  ---------- -------  ---------- ---------- ----------
Net asset value, beginning of period.............   $  9.47      $  9.36   $  9.07    $ 9.25     $ 9.49     $ 9.32
                                                    -------      -------   -------    ------     ------     ------
Income from investment operations:
Net investment income............................      0.16         0.41      0.48      0.45       0.44       0.47
Net realized and unrealized gain/(loss) on
 investments.....................................      0.22         0.14      0.29     (0.18)     (0.24)      0.16
                                                    -------      -------   -------    ------     ------     ------
Total from investment operations.................      0.38         0.55      0.77      0.27       0.20       0.63
                                                    -------      -------   -------    ------     ------     ------
Less distributions:
Dividends from net investment income.............     (0.18)       (0.44)    (0.48)    (0.45)     (0.44)     (0.46)
                                                    -------      -------   -------    ------     ------     ------
Total distributions..............................     (0.18)       (0.44)    (0.48)    (0.45)     (0.44)     (0.46)
                                                    -------      -------   -------    ------     ------     ------
Net asset value, end of period...................   $  9.67      $  9.47   $  9.36    $ 9.07     $ 9.25     $ 9.49
                                                    =======      =======   =======    ======     ======     ======
Total return(b)..................................      4.20%        5.93%     8.69%     3.03%      2.06%      6.94%
                                                    =======      =======   =======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $14,862      $11,608   $ 7,563    $5,645     $3,779     $  598
Ratio of operating expenses to average net
 assets..........................................      1.72%(d)     1.69%     1.71%     1.71%      1.70%      1.68%
Ratio of net investment income to average net
 assets..........................................      3.36%(d)     4.38%     5.12%     4.90%      4.63%      5.02%
Portfolio turnover rate..........................        38%          85%      179%      130%       128%       194%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.72%(d)     1.69%     1.71%     1.71%      1.70%      1.68%

--------------------------------------------------------------------------------
(a)The Munder Intermediate Bond Fund Class B Shares commenced operations on October 25, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      Intermediate Bond Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class C      Class C   Class C  Class C    Class C    Class C
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............    $ 9.51       $ 9.40   $ 9.11    $ 9.26     $ 9.50     $ 9.35
                                                     ------       ------   ------    ------     ------     ------
Income from investment operations:
Net investment income............................      0.16         0.42     0.51      0.45       0.44       0.48
Net realized and unrealized gain/(loss) on
 investments.....................................      0.23         0.13     0.26     (0.15)     (0.24)      0.13
                                                     ------       ------   ------    ------     ------     ------
Total from investment operations.................      0.39         0.55     0.77      0.30       0.20       0.61
                                                     ------       ------   ------    ------     ------     ------
Less distributions:
Dividends from net investment income.............     (0.19)       (0.44)   (0.48)    (0.45)     (0.44)     (0.46)
                                                     ------       ------   ------    ------     ------     ------
Total distributions..............................     (0.19)       (0.44)   (0.48)    (0.45)     (0.44)     (0.46)
                                                     ------       ------   ------    ------     ------     ------
Net asset value, end of period...................    $ 9.71       $ 9.51   $ 9.40    $ 9.11     $ 9.26     $ 9.50
                                                     ======       ======   ======    ======     ======     ======
Total return(b)..................................      4.19%        5.91%    8.65%     3.37%      2.06%      6.69%
                                                     ======       ======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $1,886       $1,321   $  904    $1,796     $  608     $   70
Ratio of operating expenses to average net
 assets..........................................      1.72%(d)     1.69%    1.71%     1.71%      1.70%      1.68%
Ratio of net investment income to average net
 assets..........................................      3.36%(d)     4.38%    5.12%     4.91%      4.63%      5.02%
Portfolio turnover rate..........................        38%          85%     179%      130%       128%       194%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.72%(d)     1.69%    1.71%     1.71%      1.70%      1.68%

--------------------------------------------------------------------------------
(a)The Munder Intermediate Bond Fund Class C Shares commenced operations on April 19, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      Intermediate Bond Fund(a)
                                                  -----------------------------------------------------------------
                                                  Period Ended     Year      Year       Year       Year      Year
                                                  12/31/02(c)     Ended      Ended     Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c)  6/30/98
                                                    Class Y      Class Y    Class Y   Class Y    Class Y    Class Y
                                                  ------------  ---------- --------  ---------- ---------- --------
Net asset value, beginning of period.............   $  9.49      $   9.38  $   9.08   $   9.26   $   9.50  $   9.33
                                                    -------      --------  --------   --------   --------  --------
Income from investment operations:
Net investment income............................      0.21          0.51      0.58       0.54       0.54      0.57
Net realized and unrealized gain/(loss) on
 investments.....................................      0.22          0.13      0.29      (0.18)     (0.25)     0.16
                                                    -------      --------  --------   --------   --------  --------
Total from investment operations.................      0.43          0.64      0.87       0.36       0.29      0.73
                                                    -------      --------  --------   --------   --------  --------
Less distributions:
Dividends from net investment income.............     (0.24)        (0.53)    (0.57)     (0.54)     (0.53)    (0.56)
                                                    -------      --------  --------   --------   --------  --------
Total distributions..............................     (0.24)        (0.53)    (0.57)     (0.54)     (0.53)    (0.56)
                                                    -------      --------  --------   --------   --------  --------
Net asset value, end of period...................   $  9.68      $   9.49  $   9.38   $   9.08   $   9.26  $   9.50
                                                    =======      ========  ========   ========   ========  ========
Total return(b)..................................      4.63%         6.99%     9.88%      4.06%      3.08%     7.99%
                                                    =======      ========  ========   ========   ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $98,468      $119,919  $107,226   $128,663   $193,396  $226,856
Ratio of operating expenses to average net
 assets..........................................      0.72%(d)      0.69%     0.71%      0.71%      0.70%     0.68%
Ratio of net investment income to average net
 assets..........................................      4.36%(d)      5.38%     6.12%      5.90%      5.63%     6.02%
Portfolio turnover rate..........................        38%           85%      179%       130%       128%      194%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.72%(d)      0.69%     0.71%      0.71%      0.70%     0.68%

--------------------------------------------------------------------------------
(a)The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Intermediate Bond Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                        MUNDER INTERNATIONAL BOND FUND
                           CLASS A, B, C & Y SHARES

      Supplement Dated June 16, 2003 to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder International Bond Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, (1) all references to "fixed income securities" or "fixed income investments" are hereby replaced with the word "bonds"; (2) the phrase ", but may invest up to 5% of its assets in lower-rated debt securities, including "junk' bonds" in the first sentence of the fifth paragraph is hereby deleted in its entirety; and (3) the second sentence in the third paragraph is hereby amended to read in its entirety as follows:

   Generally, the Fund will invest at least 80% of its assets in the securities of issuers in at least three foreign countries, which may include emerging market countries.

   In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading "Goal and Principal Investment Strategies--Principal Risks," which begins on page 2 of the Prospectus, are hereby replaced with the word "bond" and "bonds," respectively.

4. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder International Bond Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1997       -4.87
1998       17.64
1999       -5.42
2000       -3.53
2001       -3.69
2002       21.91

Year-to-date through 3/31/03: 4.07%

Best Quarter:   13.75% (quarter ended 6/30/02)
Worst Quarter: (5.51)% (quarter ended 3/31/97)

SUPINTLBOND603

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                             Since
                                                                            1 Year 5 Years Inception
                                                                              %       %     %/(1)/
Class Y
 Return Before Taxes                                                        21.91   4.73     3.34
 Return After Taxes on Distributions                                        21.37   3.76     2.39
 Return After Taxes on Distributions and Sale of Fund Shares                13.45   3.34     2.21
 Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                       21.99   5.08     3.67
Class A
 Return Before Taxes                                                        16.65   3.60     2.43
 Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                       21.99   5.08     3.44
Class B
 Return Before Taxes                                                        15.60   3.33     2.73
 Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                       21.99   5.08     4.54
Class C
 Return Before Taxes                                                        19.66     --     3.42
 Salomon Bros. Non-U.S.$ World Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                                                       21.99     --     4.98

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 10/2/96, 10/17/96, 6/9/97 and 6/4/98, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of
   10/1/96, 11/1/96, 6/1/97 and 6/1/98, respectively.
(2)The Salomon Brothers Non-U.S.$ World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, EUR 15 billion and (Yen) 2.5 trillion.

5. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

6. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

7. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 13 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. The "Financial Highlights" section of the Prospectus, which begins on page 20, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                      International Bond Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year         Year       Year       Year     Year
                                                  12/31/02(c)     Ended        Ended      Ended      Ended     Ended
                                                  (Unaudited)   6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                    Class A      Class A      Class A    Class A    Class A   Class A
                                                  ------------  ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period.............    $ 9.70       $ 8.60       $ 9.29     $ 9.74     $ 9.66   $ 9.82
                                                     ------       ------       ------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income............................      0.13         0.25         0.25       0.28       0.30     0.20
Net realized and unrealized gain/(loss) on
 investments.....................................      0.78         0.99        (0.94)     (0.23)      0.11    (0.11)
                                                     ------       ------       ------     ------     ------   ------
Total from investment operations.................      0.91         1.24        (0.69)      0.05       0.41     0.09
                                                     ------       ------       ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............     (0.09)       (0.14)          --      (0.50)     (0.18)   (0.23)
Distributions from net realized gains............        --           --           --         --      (0.15)   (0.02)
Distributions from capital.......................        --        (0.00)(e)       --         --         --       --
                                                     ------       ------       ------     ------     ------   ------
Total distributions..............................     (0.09)       (0.14)          --      (0.50)     (0.33)   (0.25)
                                                     ------       ------       ------     ------     ------   ------
Net asset value, end of period...................    $10.52       $ 9.70       $ 8.60     $ 9.29     $ 9.74   $ 9.66
                                                     ======       ======       ======     ======     ======   ======
Total return(b)..................................      9.43%       14.50%       (7.43)%     0.35%      3.93%    0.86%
                                                     ======       ======       ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $1,875       $1,308       $1,327     $  410     $  359   $  160
Ratio of operating expenses to average net assets      1.31%(d)     1.14%        1.10%      1.16%      1.14%    1.11%
Ratio of net investment income to average net
 assets..........................................      2.62%(d)     2.83%        2.78%      2.94%      2.95%    3.53%
Portfolio turnover rate..........................        47%          25%          87%       138%        59%      81%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.32%(d)     1.14%        1.10%      1.16%      1.14%    1.11%

--------------------------------------------------------------------------------
(a)The Munder International Bond Fund Class A Shares commenced operations on October 17, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                      International Bond Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year         Year       Year       Year     Year
                                                  12/31/02(c)     Ended        Ended      Ended      Ended     Ended
                                                  (Unaudited)   6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                    Class B      Class B      Class B    Class B    Class B   Class B
                                                  ------------  ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period.............    $ 9.53       $ 8.48       $ 9.23     $ 9.72     $ 9.66   $ 9.83
                                                     ------       ------       ------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income............................      0.09         0.18         0.18       0.21       0.23     0.18
Net realized and unrealized gain/(loss) on
 investments.....................................      0.78         0.98        (0.93)     (0.23)      0.11    (0.15)
                                                     ------       ------       ------     ------     ------   ------
Total from investment operations.................      0.87         1.16        (0.75)     (0.02)      0.34     0.03
                                                     ------       ------       ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............     (0.02)       (0.11)          --      (0.47)     (0.13)   (0.18)
Distributions from net realized gains............        --           --           --         --      (0.15)   (0.02)
Distributions from capital.......................        --        (0.00)(e)       --         --         --       --
                                                     ------       ------       ------     ------     ------   ------
Total distributions..............................     (0.02)       (0.11)          --      (0.47)     (0.28)   (0.20)
                                                     ------       ------       ------     ------     ------   ------
Net asset value, end of period...................    $10.38       $ 9.53       $ 8.48     $ 9.23     $ 9.72   $ 9.66
                                                     ======       ======       ======     ======     ======   ======
Total return(b)..................................      9.08%       13.78%       (8.13)%    (0.44)%     3.15%    0.26%
                                                     ======       ======       ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $1,537       $  258       $  132     $  223     $  138   $  107
Ratio of operating expenses to average net assets      2.06%(d)     1.89%        1.85%      1.91%      1.89%    1.86%
Ratio of net investment income to average net
 assets..........................................      1.87%(d)     2.08%        2.03%      2.19%      2.24%    2.78%
Portfolio turnover rate..........................        47%          25%          87%       138%        59%      81%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.07%(d)     1.89%        1.85%      1.91%      1.89%    1.86%

--------------------------------------------------------------------------------
(a)The Munder International Bond Fund Class B Shares commenced operations on June 9, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                        International Bond Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year         Year       Year       Year      Year
                                                  12/31/02(c)     Ended        Ended      Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c)  6/30/98
                                                    Class C      Class C      Class C    Class C    Class C    Class C
                                                  ------------  ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period.............    $ 9.67       $ 8.61       $ 9.29     $ 9.77     $ 9.73   $ 9.84
                                                     ------       ------       ------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income............................      0.09         0.19         0.18       0.21       0.22     0.01
Net realized and unrealized gain/(loss) on
 investments.....................................      0.79         0.98        (0.86)     (0.22)      0.10    (0.11)
                                                     ------       ------       ------     ------     ------   ------
Total from investment operations.................      0.88         1.17        (0.68)     (0.01)      0.32    (0.10)
                                                     ------       ------       ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............     (0.02)       (0.11)          --      (0.47)     (0.13)   (0.01)
Distributions from net realized gains............        --           --           --         --      (0.15)      --
Distributions from capital.......................        --        (0.00)(e)       --         --         --       --
                                                     ------       ------       ------     ------     ------   ------
Total distributions..............................     (0.02)       (0.11)          --      (0.47)     (0.28)   (0.01)
                                                     ------       ------       ------     ------     ------   ------
Net asset value, end of period...................    $10.53       $ 9.67       $ 8.61     $ 9.29     $ 9.77   $ 9.73
                                                     ======       ======       ======     ======     ======   ======
Total return(b)..................................      9.05%       13.69%       (7.32)%    (0.34)%     2.92%   (0.84)%
                                                     ======       ======       ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $  586       $  237       $   37     $   28     $   75   $   31
Ratio of operating expenses to average net assets      2.06%(d)     1.89%        1.85%      1.91%      1.89%    1.87%(d)
Ratio of net investment income to average net
 assets..........................................      1.87%(d)     2.08%        2.03%      2.19%      2.14%    2.79%(d)
Portfolio turnover rate..........................        47%          25%          87%       138%        59%      81%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.07%(d)     1.89%        1.85%      1.91%      1.89%    1.87%(d)

--------------------------------------------------------------------------------
(a)The Munder International Bond Fund Class C Shares commenced operations on June 4, 1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                                 International Bond Fund(a)
                                                            -------------------------------------------------------------------
                                                            Period Ended     Year         Year       Year       Year     Year
                                                            12/31/02(c)     Ended        Ended      Ended      Ended     Ended
                                                            (Unaudited)   6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                              Class Y      Class Y      Class Y    Class Y    Class Y   Class Y
                                                            ------------  ----------   ---------- ---------- ---------- -------
Net asset value, beginning of period.......................   $  9.76      $  8.66      $  9.33    $  9.77    $  9.68   $  9.83
                                                              -------      -------      -------    -------    -------   -------
Income/(Loss) from investment operations:
Net investment income......................................      0.15         0.28         0.27       0.31       0.34      0.22
Net realized and unrealized gain/(loss) on investments.....      0.78         1.00        (0.94)     (0.24)      0.10     (0.11)
                                                              -------      -------      -------    -------    -------   -------
Total from investment operations...........................      0.93         1.28        (0.67)      0.07       0.44      0.11
                                                              -------      -------      -------    -------    -------   -------
Less distributions:
Dividends from net investment income.......................     (0.12)       (0.18)          --      (0.51)     (0.20)    (0.24)
Distributions from net realized gains......................        --           --           --         --      (0.15)    (0.02)
Distributions from capital.................................        --        (0.00)(e)       --         --         --        --
                                                              -------      -------      -------    -------    -------   -------
Total distributions........................................     (0.12)       (0.18)          --      (0.51)     (0.35)    (0.26)
                                                              -------      -------      -------    -------    -------   -------
Net asset value, end of period.............................   $ 10.57      $  9.76      $  8.66    $  9.33    $  9.77   $  9.68
                                                              =======      =======      =======    =======    =======   =======
Total return(b)............................................      9.54%       14.98%       (7.18)%     0.57%      4.21%     1.12%
                                                              =======      =======      =======    =======    =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................   $35,742      $35,057      $31,083    $33,905    $51,193   $49,834
Ratio of operating expenses to average net assets..........      1.06%(d)     0.89%        0.85%      0.91%      0.89%     0.86%
Ratio of net investment income to average net assets.......      2.87%(d)     3.08%        3.03%      3.20%      3.26%     3.78%
Portfolio turnover rate....................................        47%          25%          87%       138%        59%       81%
Ratio of operating expenses to average net assets without
 expense waivers...........................................      1.07%(d)     0.89%        0.85%      0.91%      0.89%     0.86%

--------------------------------------------------------------------------------
(a)The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the International Bond Fund in particular.

9. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                       MUNDER INTERNATIONAL EQUITY FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder International Equity Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder International Equity Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Date     Percentage
1993       32.51
1994       -8.35
1995       14.03
1996       10.41
1997        3.37
1998       13.37
1999       44.54
2000      -17.03
2001      -21.88
2002      -17.42


Year-to-date through 3/31/03: (6.85)%

Best Quarter:    25.39% (quarter ended 12/31/99)
Worst Quarter: (19.59)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                              Since
                                                   1 Year  5 Years 10 Years Inception
                                                     %        %       %      %/(1)/
Class Y
  Return Before Taxes                              (17.42)  (2.59)   3.32     3.58
  Return After Taxes on Distributions              (17.91)  (3.82)   2.02     2.40
  Return After Taxes on Distributions and Sale of
   Fund Shares                                     (10.69)  (1.92)   2.63     2.87
  FTSE World Index ex-U.S./(2)/ (reflects no
   deductions for fees, expenses or taxes)         (14.71)  (2.07)   4.34     3.03

SUPINTLEQ603

                                                                                            Since
                                                                 1 Year  5 Years 10 Years Inception
                                                                   %        %       %      %/(1)/
Class A
 Return Before Taxes                                             (22.33)  (3.96)   2.48      2.49
 FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees,
   expenses or taxes)                                            (14.71)  (2.07)   4.34      4.34
Class B
 Return Before Taxes                                             (22.33)  (3.88)     --     (0.02)
 FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees,
   expenses or taxes)                                            (14.71)  (2.07)     --      0.76
Class C
 Return Before Taxes                                             (19.09)  (3.58)     --     (0.74)
 FTSE World Index ex-U.S./(2)/ (reflects no deductions for fees,
   expenses or taxes)                                            (14.71)  (2.07)     --      0.10

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 11/30/92, 3/9/94 and 9/29/95, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of
   12/1/91, 12/1/92, 3/1/94 and 10/1/95, respectively.
(2)The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The index is weighted based on the market capitalization of those stocks selected to represent each such country and includes gross reinvestment of dividends.

3. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the first bullet point on page 11 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                         International Equity Fund(a)
                                                       ---------------------------------------------------------------
                                                       Period Ended     Year      Year       Year       Year     Year
                                                       12/31/02(c)     Ended      Ended     Ended      Ended     Ended
                                                       (Unaudited)   6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98
                                                         Class A      Class A    Class A   Class A    Class A   Class A
                                                       ------------  ---------- -------   ---------- ---------- -------
Net asset value, beginning of period..................   $ 10.52      $ 12.15   $ 18.06    $ 16.21    $ 15.03   $15.73
                                                         -------      -------   -------    -------    -------   ------
Income/(Loss) from investment operations:
Net investment income.................................      0.02         0.11      0.08       0.25       0.20     0.15
Net realized and unrealized gain/(loss) on investments     (1.39)       (1.70)    (4.66)      3.47       1.38     0.34
                                                         -------      -------   -------    -------    -------   ------
Total from investment operations......................     (1.37)       (1.59)    (4.58)      3.72       1.58     0.49
                                                         -------      -------   -------    -------    -------   ------
Less distributions:
Dividends from net investment income..................     (0.10)       (0.04)    (0.10)     (0.28)     (0.17)   (0.19)
Distributions from net realized gains.................        --           --     (1.23)     (1.59)     (0.23)   (1.00)
                                                         -------      -------   -------    -------    -------   ------
Total distributions...................................     (0.10)       (0.04)    (1.33)     (1.87)     (0.40)   (1.19)
                                                         -------      -------   -------    -------    -------   ------
Net asset value, end of period........................   $  9.05      $ 10.52   $ 12.15    $ 18.06    $ 16.21   $15.03
                                                         =======      =======   =======    =======    =======   ======
Total return(b).......................................    (13.86)%     (13.11)%  (26.58)%    23.86%     10.80%    4.30%
                                                         =======      =======   =======    =======    =======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $ 3,894      $ 5,576   $ 8,728    $10,946    $16,024   $6,264
Ratio of operating expenses to average net assets.....      1.49%(d)     1.38%     1.38%      1.30%      1.29%    1.25%
Ratio of net investment income to average net assets..      0.34%(d)     0.98%     0.62%      1.44%      1.33%    1.03%
Portfolio turnover rate...............................        21%          22%       27%        18%        23%      41%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.49%(d)     1.38%     1.38%      1.30%      1.29%    1.25%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class A Shares commenced operations on November 30, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                         International Equity Fund(a)
                                                       ----------------------------------------------------------------
                                                       Period Ended      Year      Year       Year       Year     Year
                                                       12/31/02(c)      Ended      Ended     Ended      Ended     Ended
                                                       (Unaudited)    6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98
                                                         Class B       Class B    Class B   Class B    Class B   Class B
                                                       ------------   ---------- -------   ---------- ---------- -------
Net asset value, beginning of period..................   $ 10.21       $ 11.84   $ 17.68     $15.97     $14.83   $15.57
                                                         -------       -------   -------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income/(loss)..........................     (0.02)         0.02     (0.02)      0.12       0.05     0.05
Net realized and unrealized gain/(loss) on investments     (1.42)        (1.64)    (4.54)      3.36       1.42     0.32
                                                         -------       -------   -------     ------     ------   ------
Total from investment operations......................     (1.44)        (1.62)    (4.56)      3.48       1.47     0.37
                                                         -------       -------   -------     ------     ------   ------
Less distributions:
Dividends from net investment income..................     (0.05)        (0.01)    (0.05)     (0.13)     (0.10)   (0.11)
Distributions in excess of net investment income......        --            --        --      (0.05)        --       --
Distributions from net realized gains.................        --            --     (1.23)     (1.59)     (0.23)   (1.00)
                                                         -------       -------   -------     ------     ------   ------
Total distributions...................................     (0.05)        (0.01)    (1.28)     (1.77)     (0.33)   (1.11)
                                                         -------       -------   -------     ------     ------   ------
Net asset value, end of period........................   $  8.72       $ 10.21   $ 11.84     $17.68     $15.97   $14.83
                                                         =======       =======   =======     ======     ======   ======
Total return(b).......................................    (14.02)%      (13.64)%  (27.10)%    22.51%     10.08%    3.54%
                                                         =======       =======   =======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $   959       $ 1,289   $ 2,201     $3,211     $1,104   $1,121
Ratio of operating expenses to average net assets.....      2.24%(d)      2.13%     2.13%      2.05%      2.04%    2.00%
Ratio of net investment income/(loss) to average net
 assets...............................................     (0.41)%(d)     0.23%    (0.13)%     0.69%      0.34%    0.28%
Portfolio turnover rate...............................        21%           22%       27%        18%        23%      41%
Ratio of operating expenses to average net assets
 without expense waivers..............................      2.24%(d)      2.13%     2.13%      2.05%      2.04%    2.00%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class B Shares commenced operations on March 9, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                         International Equity Fund(a)
                                                       ----------------------------------------------------------------
                                                       Period Ended      Year      Year       Year       Year     Year
                                                       12/31/02(c)      Ended      Ended     Ended      Ended     Ended
                                                       (Unaudited)    6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98
                                                         Class C       Class C    Class C   Class C    Class C   Class C
                                                       ------------   ---------- -------   ---------- ---------- -------
Net asset value, beginning of period..................   $ 10.31       $ 11.95   $ 17.86     $16.09     $14.95   $15.68
                                                         -------       -------   -------     ------     ------   ------
Income/(Loss) from investment operations:
Net investment income/(loss)..........................     (0.02)         0.02      0.04       0.12       0.05     0.04
Net realized and unrealized gain/(loss) on investments     (1.44)        (1.65)    (4.67)      3.42       1.42     0.34
                                                         -------       -------   -------     ------     ------   ------
Total from investment operations......................     (1.46)        (1.63)    (4.63)      3.54       1.47     0.38
                                                         -------       -------   -------     ------     ------   ------
Less distributions:
Dividends from net investment income..................     (0.05)        (0.01)    (0.05)     (0.13)     (0.10)   (0.11)
Distributions in excess of net investment income......        --            --        --      (0.05)        --       --
Distributions from net realized gains.................        --            --     (1.23)     (1.59)     (0.23)   (1.00)
                                                         -------       -------   -------     ------     ------   ------
Total distributions...................................     (0.05)        (0.01)    (1.28)     (1.77)     (0.33)   (1.11)
                                                         -------       -------   -------     ------     ------   ------
Net asset value, end of period........................   $  8.80       $ 10.31   $ 11.95     $17.86     $16.09   $14.95
                                                         =======       =======   =======     ======     ======   ======
Total return(b).......................................    (14.08)%      (13.67)%  (27.12)%    22.66%     10.07%    3.50%
                                                         =======       =======   =======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $ 1,353       $ 1,805   $ 3,483     $3,977     $2,111   $1,911
Ratio of operating expenses to average net assets.....      2.24%(d)      2.13%     2.13%      2.05%      2.04%    2.00%
Ratio of net investment income/(loss) to average net
 assets...............................................     (0.41)%(d)     0.23%    (0.13)%     0.69%      0.36%    0.28%
Portfolio turnover rate...............................        21%           22%       27%        18%        23%      41%
Ratio of operating expenses to average net assets
 without expense waivers..............................      2.24%(d)      2.13%     2.13%      2.05%      2.04%    2.00%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class C Shares commenced operations on September 29, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                             International Equity Fund(a)
                                                          -----------------------------------------------------------------
                                                          Period Ended     Year      Year       Year       Year      Year
                                                          12/31/02(c)     Ended      Ended     Ended      Ended      Ended
                                                          (Unaudited)   6/30/02(c)  6/30/01  6/30/00(c) 6/30/99(c)  6/30/98
                                                            Class Y      Class Y    Class Y   Class Y    Class Y    Class Y
                                                          ------------  ---------- -------   ---------- ---------- --------
Net asset value, beginning of period.....................   $ 10.62      $ 12.23   $ 18.16    $ 16.32    $ 15.10   $  15.80
                                                            -------      -------   -------    -------    -------   --------
Income/(Loss) from investment operations:
Net investment income....................................      0.03         0.13      0.15       0.30       0.19       0.19
Net realized and unrealized gain/(loss) on investments...     (1.49)       (1.69)    (4.72)      3.44       1.46       0.33
                                                            -------      -------   -------    -------    -------   --------
Total from investment operations.........................     (1.46)       (1.56)    (4.57)      3.74       1.65       0.52
                                                            -------      -------   -------    -------    -------   --------
Less distributions:
Dividends from net investment income.....................     (0.12)       (0.05)    (0.13)     (0.31)     (0.20)     (0.22)
Distributions from net realized gains....................        --           --     (1.23)     (1.59)     (0.23)     (1.00)
                                                            -------      -------   -------    -------    -------   --------
Total distributions......................................     (0.12)       (0.05)    (1.36)     (1.90)     (0.43)     (1.22)
                                                            -------      -------   -------    -------    -------   --------
Net asset value, end of period...........................   $  9.04      $ 10.62   $ 12.23    $ 18.16    $ 16.32   $  15.10
                                                            =======      =======   =======    =======    =======   ========
Total return(b)..........................................    (13.66)%     (12.70)%  (26.36)%    23.79%     11.30%      4.48%
                                                            =======      =======   =======    =======    =======   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $28,740      $38,790   $47,444    $79,520    $98,681   $102,081
Ratio of operating expenses to average net assets........      1.24%(d)     1.13%     1.13%      1.05%      1.04%      1.00%
Ratio of net investment income to average net assets.....      0.59%(d)     1.23%     0.87%      1.69%      1.32%      1.28%
Portfolio turnover rate..................................        21%          22%       27%        18%        23%        41%
Ratio of operating expenses to average net assets
 without expense waivers.................................      1.24%(d)     1.13%     1.13%      1.05%      1.04%      1.00%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the International Equity Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                       MUNDER INTERNATIONAL GROWTH FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder International Growth Fund ("Fund"), formerly a series of The Munder Framlington Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Framlington Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder International Growth Fund CLASS Y
TOTAL RETURN (%)
per calendar year

                                    [CHART]

Year    Percentage
1997       2.22
1998      14.64
1999      45.50
2000     -18.18
2001     -28.04
2002     -18.88

Year-to-date through 3/31/03: (10.16)%

Best Quarter:    26.08% (quarter ended 12/31/99)
Worst Quarter: (22.14)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  Class Y
    Return Before Taxes                              (18.88)  (4.28)   (3.22)
    Return After Taxes on Distributions              (18.88)  (4.95)   (3.83)
    Return After Taxes on Distributions and Sale of
     Fund Shares                                     (11.59)  (3.20)   (2.42)
    MSCI EAFE Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (15.64)  (2.61)   (1.85)

SUPINTLGR603

                                                                                             Since
                                                                           1 Year  5 Years Inception
                                                                             %        %     %/(1)/
Class A
 Return Before Taxes                                                       (23.15)  (5.46)   (4.51)
 MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes) (15.64)  (2.61)   (1.58)
Class B
 Return Before Taxes                                                       (23.82)  (5.60)   (4.22)
 MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes) (15.64)  (2.61)   (1.67)
Class C
 Return Before Taxes                                                       (20.45)  (5.23)   (4.24)
 MSCI EAFE Index/(2)/ (reflects no deductions for fees, expenses or taxes) (15.64)  (2.61)   (1.29)

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/31/96, 2/20/97, 3/19/97 and 2/13/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 3/1/97, 4/1/97 and 2/1/97, respectively.
(2)Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia, New Zealand and countries in the Far East.

3. Under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus, footnote (1) and all references thereto are hereby deleted in their entirety. Footnote (2) and all references thereto are hereby renumbered as footnote (1).

   In addition, the following sentence is hereby added at the end of the current text of footnote (e) to the Fees & Expenses table:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 12 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 19, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                        International Growth Fund(a)
                                                   ----------------------------------------------------------------------
                                                   Period Ended      Year         Year       Year       Year       Year
                                                   12/31/02(c)      Ended        Ended      Ended      Ended      Ended
                                                   (Unaudited)    6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                     Class A       Class A      Class A    Class A    Class A    Class A
                                                   ------------   ----------   ---------- ---------- ---------- ----------
Net asset value, beginning of period..............   $  8.47       $ 10.02      $ 15.79     $12.79     $11.92     $11.35
                                                     -------       -------      -------     ------     ------     ------
Income/(Loss) from investment operations:
Net investment income/(loss)......................     (0.02)        (0.00)(d)    (0.04)     (0.05)     (0.02)      0.02
Net realized and unrealized gain/(loss) on
 investments......................................     (1.38)        (1.44)       (4.62)      3.72       0.90       0.61
                                                     -------       -------      -------     ------     ------     ------
Total from investment operations..................     (1.40)        (1.44)       (4.66)      3.67       0.88       0.63
                                                     -------       -------      -------     ------     ------     ------
Less distributions:
Dividends from net investment income..............        --            --           --      (0.08)        --      (0.02)
Distributions in excess of net investment income..        --            --           --      (0.05)        --         --
Distributions from net realized gains.............        --         (0.11)       (1.11)     (0.54)     (0.01)     (0.03)
Distributions in excess of net realized gains.....        --            --           --         --         --      (0.01)
Distributions from capital........................        --         (0.00)(d)       --         --         --         --
                                                     -------       -------      -------     ------     ------     ------
Total distributions...............................        --         (0.11)       (1.11)     (0.67)     (0.01)     (0.06)
                                                     -------       -------      -------     ------     ------     ------
Net asset value, end of period....................   $  7.07       $  8.47      $ 10.02     $15.79     $12.79     $11.92
                                                     =======       =======      =======     ======     ======     ======
Total return(b)...................................    (16.53)%      (14.32)%     (31.24)%    28.89%      7.36%      5.60%
                                                     =======       =======      =======     ======     ======     ======
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000's)..............   $   599       $ 1,240      $ 1,519     $1,715     $2,869     $1,601
Ratio of operating expenses to average net assets.      1.69%(e)      1.69%        1.72%      1.69%      1.60%      1.62%
Ratio of net investment income/(loss) to average
 net assets.......................................     (0.51)%(e)    (0.04)%      (0.29)%    (0.34)%    (0.16)%     0.21%
Portfolio turnover rate...........................        38%          173%         119%        65%        66%        38%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements....      2.22%(e)      1.87%        1.81%      1.71%      1.75%      1.82%

--------------------------------------------------------------------------------
(a)The Munder International Growth Fund Class A Shares commenced operations on February 20, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                       International Growth Fund(a)
                                                  ---------------------------------------------------------------------
                                                  Period Ended      Year         Year       Year       Year       Year
                                                  12/31/02 (c)     Ended        Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class B       Class B      Class B    Class B    Class B    Class B
                                                  ------------   ----------   ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $  8.14       $  9.76      $ 15.51     $12.56     $11.83     $11.32
                                                    -------       -------      -------     ------     ------     ------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.04)        (0.07)       (0.13)     (0.17)     (0.10)     (0.06)
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.34)        (1.44)       (4.51)      3.66       0.84       0.61
                                                    -------       -------      -------     ------     ------     ------
Total from investment operations.................     (1.38)        (1.51)       (4.64)      3.49       0.74       0.55
                                                    -------       -------      -------     ------     ------     ------
Less distributions:
Distributions from net realized gains............        --         (0.11)       (1.11)     (0.54)     (0.01)     (0.03)
Distributions in excess of net realized gains....        --            --           --         --         --      (0.01)
Distributions from capital.......................        --         (0.00)(d)       --         --         --         --
                                                    -------       -------      -------     ------     ------     ------
Total distributions..............................        --         (0.11)       (1.11)     (0.54)     (0.01)     (0.04)
                                                    -------       -------      -------     ------     ------     ------
Net asset value, end of period...................   $  6.76       $  8.14      $  9.76     $15.51     $12.56     $11.83
                                                    =======       =======      =======     ======     ======     ======
Total return(b)..................................    (16.95)%      (15.43)%     (31.70)%    27.96%      6.23%      4.88%
                                                    =======       =======      =======     ======     ======     ======
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000's).............   $   431       $   621      $ 1,034     $1,638     $  546     $  591
Ratio of operating expenses to average net
 assets..........................................      2.44%(e)      2.44%        2.47%      2.44%      2.36%      2.37%
Ratio of net investment loss to average net
 assets..........................................     (1.26)%(e)    (0.79)%      (1.04)%    (1.09)%    (0.92)%    (0.54)%
Portfolio turnover rate..........................        38%          173%         119%        65%        66%        38%
Ratio of operating expenses to average net assets
 without expense waivers and/or
 reimbursements..................................      2.97%(e)      2.62%        2.56%      2.46%      2.51%      2.57%

--------------------------------------------------------------------------------
(a)The Munder International Growth Fund Class B Shares commenced operations on March 19, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                       International Growth Fund(a)
                                                  ---------------------------------------------------------------------
                                                  Period Ended      Year         Year       Year       Year       Year
                                                  12/31/02(c)      Ended        Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class C       Class C      Class C    Class C    Class C    Class C
                                                  ------------   ----------   ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $  8.17       $  9.78      $ 15.55     $12.58     $11.86     $11.33
                                                    -------       -------      -------     ------     ------     ------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.04)        (0.07)       (0.12)     (0.17)     (0.10)     (0.06)
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.34)        (1.43)       (4.54)      3.68       0.83       0.63
                                                    -------       -------      -------     ------     ------     ------
Total from investment operations.................     (1.38)        (1.50)       (4.66)      3.51       0.73       0.57
                                                    -------       -------      -------     ------     ------     ------
Less distributions:
Distributions from net realized gains............        --         (0.11)       (1.11)     (0.54)     (0.01)     (0.03)
Distributions in excess of net realized gains....        --            --           --         --         --      (0.01)
Distributions from capital.......................        --         (0.00)(d)       --         --         --         --
                                                    -------       -------      -------     ------     ------     ------
Total distributions..............................        --         (0.11)       (1.11)     (0.54)     (0.01)     (0.04)
                                                    -------       -------      -------     ------     ------     ------
Net asset value, end of period...................   $  6.79       $  8.17      $  9.78     $15.55     $12.58     $11.86
                                                    =======       =======      =======     ======     ======     ======
Total return(b)..................................    (16.89)%      (15.29)%     (31.75)%    28.07%      6.13%      5.05%
                                                    =======       =======      =======     ======     ======     ======
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000's).............   $   412       $   384      $   867     $1,118     $  172     $  196
Ratio of operating expenses to average net
 assets..........................................      2.44%(e)      2.44%        2.47%      2.44%      2.36%      2.37%
Ratio of net investment income/(loss) to average
 net assets......................................     (1.26)%(e)    (0.79)%      (1.04)%    (1.09)%     0.92%     (0.54)%
Portfolio turnover rate..........................        38%          173%         119%        65%        66%        38%
Ratio of operating expenses to average net assets
 without expense waivers and/or
 reimbursements..................................      2.97%(e)      2.62%        2.56%      2.46%      2.51%      2.58%

--------------------------------------------------------------------------------
(a)The Munder International Growth Fund Class C Shares commenced operations on February 13, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                        International Growth Fund(a)
                                                  ------------------------------------------------------------------------
                                                  Period Ended      Year         Year         Year       Year       Year
                                                  12/31/02(c)      Ended        Ended        Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c)   6/30/01(c)   6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class Y       Class Y      Class Y      Class Y    Class Y    Class Y
                                                  ------------   ----------   ----------   ---------- ---------- ----------
Net asset value, beginning of period.............   $  8.49       $ 10.06      $ 15.81      $ 12.81    $ 11.94    $ 11.35
                                                    -------       -------      -------      -------    -------    -------
Income/(Loss) from investment operations:
Net investment income/(loss).....................     (0.01)         0.02        (0.00)(d)    (0.01)      0.01       0.05
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.39)        (1.48)       (4.64)        3.74       0.87       0.61
                                                    -------       -------      -------      -------    -------    -------
Total from investment operations.................     (1.40)        (1.46)       (4.64)        3.73       0.88       0.66
                                                    -------       -------      -------      -------    -------    -------
Less distributions:
Dividends from net investment income.............        --            --           --        (0.12)        --      (0.03)
Distributions in excess of net investment income.        --            --           --        (0.07)        --         --
Distributions from net realized gains............        --         (0.11)       (1.11)       (0.54)     (0.01)     (0.03)
Distributions in excess of net realized gains....        --            --           --           --         --      (0.01)
Distributions from capital.......................        --         (0.00)(d)       --           --         --         --
                                                    -------       -------      -------      -------    -------    -------
Total distributions..............................        --         (0.11)       (1.11)       (0.73)     (0.01)     (0.07)
                                                    -------       -------      -------      -------    -------    -------
Net asset value, end of period...................   $  7.09       $  8.49      $ 10.06      $ 15.81    $ 12.81    $ 11.94
                                                    =======       =======      =======      =======    =======    =======
Total return(b)..................................    (16.49)%      (14.46)%     (31.06)%      29.34%      7.35%      5.86%
                                                    =======       =======      =======      =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $26,746       $36,056      $50,405      $73,916    $60,940    $64,643
Ratio of operating expenses to average net assets      1.44%(e)      1.44%        1.47%        1.44%      1.36%      1.37%
Ratio of net investment income/(loss) to average
 net assets......................................     (0.26)%(e)    (0.21)%      (0.04)%      (0.09)%     0.08%      0.46%
Portfolio turnover rate..........................        38%          173%         119%          65%        66%        38%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements...      1.97%(e)      1.62%        1.56%        1.46%      1.51%      1.57%

--------------------------------------------------------------------------------
(a)The Munder International Growth Fund Class Y Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the International Growth Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                          MUNDER LARGE-CAP VALUE FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Large-Cap Value Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Large-Cap Value Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

Year    Percentage
1995    34.27
1996    16.14
1997    32.35
1998    10.31
1999     0.12
2000     3.81
2001    -3.95
2002   -19.24


Year-to-date through 3/31/03: (4.52)%

Best Quarter:    13.72% (quarter ended 12/31/98)
Worst Quarter: (16.86)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  Class Y
    Return Before Taxes                              (19.24)  (2.36)    7.32
    Return After Taxes on Distributions              (19.52)  (3.64)    5.31
    Return After Taxes on Distributions and Sale of
     Fund Shares                                     (11.80)  (1.97)    5.63
    Russell 1000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (15.53)   1.16    11.02

SUPLCV603

                                                                                               Since
                                                                             1 Year  5 Years Inception
                                                                               %        %     %/(1)/
Class A
 Return Before Taxes                                                         (23.94)  (3.69)    6.30
 Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                    (15.53)   1.16    10.74
Class B
 Return Before Taxes                                                         (24.11)  (3.65)    6.26
 Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                    (15.53)   1.16    10.74
Class C
 Return Before Taxes                                                         (20.91)  (3.31)    3.68
 Russell 1000 Value Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                    (15.53)   1.16     8.53

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 7/5/94, 8/8/94, 8/9/94 and 12/5/95, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 7/1/94, 8/1/94, 8/1/94 and 12/1/95, respectively.
(2)The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

3. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

4. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

5. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

6. The "Financial Highlights" section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                           Large-Cap Value Fund(a)
                                                          --------------------------------------------------------
                                                          Period Ended   Year     Year      Year     Year    Year
                                                          12/31/02(c)    Ended    Ended    Ended     Ended   Ended
                                                          (Unaudited)   6/30/02  6/30/01 6/30/00(c) 6/30/99 6/30/98
                                                            Class A     Class A  Class A  Class A   Class A Class A
                                                          ------------  -------  ------- ---------- ------- -------
Net asset value, beginning of period.....................   $ 11.42     $13.06   $11.83   $ 14.98   $15.62   15.21
                                                            -------     ------   ------   -------   ------  ------
Income/(Loss) from investment operations:
Net investment income....................................      0.04       0.05     0.08      0.18     0.20    0.29
Net realized and unrealized gain/(loss) on investments...     (1.53)     (1.25)    1.70     (2.58)    0.73    2.96
                                                            -------     ------   ------   -------   ------  ------
Total from investment operations.........................     (1.49)     (1.20)    1.78     (2.40)    0.93    3.25
                                                            -------     ------   ------   -------   ------  ------
Less distributions:
Dividends from net investment income.....................     (0.04)     (0.04)   (0.07)    (0.16)   (0.18)  (0.28)
Distributions in excess of net investment income.........        --         --       --     (0.02)      --      --
Distributions from net realized gains....................        --      (0.40)   (0.48)    (0.57)   (1.39)  (2.56)
                                                            -------     ------   ------   -------   ------  ------
Total distributions......................................     (0.04)     (0.44)   (0.55)    (0.75)   (1.57)  (2.84)
                                                            -------     ------   ------   -------   ------  ------
Net asset value, end of period...........................   $  9.89     $11.42   $13.06   $ 11.83   $14.98  $15.62
                                                            =======     ======   ======   =======   ======  ======
Total return(b)..........................................    (13.07)%    (9.06)%  15.32%   (16.45)%   6.96%  23.03%
                                                            =======     ======   ======   =======   ======  ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $ 5,563     $7,179   $6,654   $ 5,121   $5,578  $9,545
Ratio of operating expenses to average net assets........      1.32%(d)   1.28%    1.22%     1.23%    1.21%   1.19%
Ratio of net investment income to average net assets.....      0.71%(d)   0.34%    0.52%     1.37%    1.44%   1.78%
Portfolio turnover rate..................................        19%        30%      65%       91%      50%     73%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.33%(d)   1.28%    1.22%     1.23%    1.21%   1.19%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund Class A Shares commenced operations on
   August 8, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                               Large-Cap Value Fund(a)
                                                            ------------------------------------------------------------
                                                            Period Ended     Year      Year       Year     Year    Year
                                                            12/31/02(c)      Ended     Ended     Ended     Ended   Ended
                                                            (Unaudited)     6/30/02   6/30/01  6/30/00(c) 6/30/99 6/30/98
                                                              Class B       Class B   Class B   Class B   Class B Class B
                                                            ------------   -------   -------   ---------- ------- -------
Net asset value, beginning of period.......................   $ 11.29      $ 12.97   $ 11.79    $ 14.93   $15.57  $15.17
                                                              -------      -------   -------    -------   ------  ------
Income/(Loss) from investment operations:
Net investment income/(loss)...............................      0.00(e)     (0.04)    (0.02)      0.08     0.10    0.17
Net realized and unrealized gain/(loss) on investments.....     (1.52)       (1.24)     1.69      (2.57)    0.72    2.95
                                                              -------      -------   -------    -------   ------  ------
Total from investment operations...........................     (1.52)       (1.28)     1.67      (2.49)    0.82    3.12
                                                              -------      -------   -------    -------   ------  ------
Less distributions:
Dividends from net investment income.......................        --           --     (0.01)     (0.08)   (0.07)  (0.16)
Distributions from net realized gains......................        --        (0.40)    (0.48)     (0.57)   (1.39)  (2.56)
                                                              -------      -------   -------    -------   ------  ------
Total distributions........................................        --        (0.40)    (0.49)     (0.65)   (1.46)  (2.72)
                                                              -------      -------   -------    -------   ------  ------
Net asset value, end of period.............................   $  9.77      $ 11.29   $ 12.97    $ 11.79   $14.93  $15.57
                                                              =======      =======   =======    =======   ======  ======
Total return(b)............................................    (13.46)%      (9.72)%   14.39%    (17.07)%   6.18%  22.09%
                                                              =======      =======   =======    =======   ======  ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................   $ 9,198      $11,994   $10,905    $ 3,961   $3,700  $1,694
Ratio of operating expenses to average net assets..........      2.07%(d)     2.03%     1.97%      1.98%    1.97%   1.94%
Ratio of net investment income/(loss) to average net assets     (0.04)%(d)   (0.41)%   (0.23)%     0.62%    0.69%   1.03%
Portfolio turnover rate....................................        19%          30%       65%        91%      50%     73%
Ratio of operating expenses to average net assets without
 expense waivers...........................................      2.08%(d)     2.03%     1.97%      1.98%    1.97%   1.94%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund Class B Shares commenced operations on
   August 9, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                              Large-Cap Value Fund(a)
                                                            ----------------------------------------------------------
                                                            Period Ended    Year     Year       Year     Year    Year
                                                            12/31/02(c)     Ended    Ended     Ended     Ended   Ended
                                                            (Unaudited)    6/30/02  6/30/01  6/30/00(c) 6/30/99 6/30/98
                                                              Class C      Class C  Class C   Class C   Class C Class C
                                                            ------------   -------  -------  ---------- ------- -------
Net asset value, beginning of period.......................   $ 11.28      $12.96   $11.78    $ 14.91   $15.55  $15.16
                                                              -------      ------   ------    -------   ------  ------
Income/(Loss) from investment operations:
Net investment income/(loss)...............................      0.00(e)    (0.04)   (0.02)      0.08     0.09    0.16
Net realized and unrealized gain/(loss) on investments.....     (1.51)      (1.24)    1.69      (2.56)    0.73    2.95
                                                              -------      ------   ------    -------   ------  ------
Total from investment operations...........................     (1.51)      (1.28)    1.67      (2.48)    0.82    3.11
                                                              -------      ------   ------    -------   ------  ------
Less distributions:
Dividends from net investment income.......................        --          --    (0.01)     (0.08)   (0.07)  (0.16)
Distributions from net realized gains......................        --       (0.40)   (0.48)     (0.57)   (1.39)  (2.56)
                                                              -------      ------   ------    -------   ------  ------
Total distributions........................................        --       (0.40)   (0.49)     (0.65)   (1.46)  (2.72)
                                                              -------      ------   ------    -------   ------  ------
Net asset value, end of period.............................   $  9.77      $11.28   $12.96    $ 11.78   $14.91  $15.55
                                                              =======      ======   ======    =======   ======  ======
Total return(b)............................................    (13.39)%     (9.73)%  14.40%    (17.02)%   6.18%  22.05%
                                                              =======      ======   ======    =======   ======  ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................   $ 2,697      $3,733   $3,781    $ 1,073   $1,366  $1,776
Ratio of operating expenses to average net assets..........      2.07%(d)    2.03%    1.97%      1.98%    1.97%   1.94%
Ratio of net investment income/(loss) to average net assets     (0.04)%(d)  (0.41)%  (0.23)%     0.62%    0.69%   1.03%
Portfolio turnover rate....................................        19%         30%      65%        91%      50%     73%
Ratio of operating expenses to average net assets without
 expense waivers...........................................      2.08%(d)    2.03%    1.97%      1.98%    1.97%   1.94%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund Class C Shares commenced operations on December 5, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                                                             Large-Cap Value Fund(a)
                                                          ------------------------------------------------------------
                                                          Period Ended    Year     Year       Year     Year     Year
                                                          12/31/02(c)     Ended    Ended     Ended     Ended    Ended
                                                          (Unaudited)    6/30/02  6/30/01  6/30/00(c) 6/30/99  6/30/98
                                                            Class Y      Class Y  Class Y   Class Y   Class Y  Class Y
                                                          ------------  -------   -------  ---------- -------  -------
Net asset value, beginning of period.....................   $ 11.43     $ 13.07   $ 11.84   $ 15.00   $ 15.64  $ 15.23
                                                            -------     -------   -------   -------   -------  -------
Income/(Loss) from investment operations:
Net investment income....................................      0.05        0.07      0.10      0.21      0.25     0.32
Net realized and unrealized gain/(loss) on investments...     (1.53)      (1.24)     1.71     (2.59)     0.72     2.97
                                                            -------     -------   -------   -------   -------  -------
Total from investment operations.........................     (1.48)      (1.17)     1.81     (2.38)     0.97     3.29
                                                            -------     -------   -------   -------   -------  -------
Less distributions:
Dividends from net investment income.....................     (0.05)      (0.07)    (0.10)    (0.18)    (0.22)   (0.32)
Dividends in excess of net investment income.............        --          --        --     (0.03)       --       --
Distributions from net realized gains....................        --       (0.40)    (0.48)    (0.57)    (1.39)   (2.56)
                                                            -------     -------   -------   -------   -------  -------
Total distributions......................................     (0.05)      (0.47)    (0.58)    (0.78)    (1.61)   (2.88)
                                                            -------     -------   -------   -------   -------  -------
Net asset value, end of period...........................   $  9.90     $ 11.43   $ 13.07   $ 11.84   $ 15.00  $ 15.64
                                                            =======     =======   =======   =======   =======  =======
Total return(b)..........................................    (12.94)%     (8.83)%   15.59%   (16.28)%    7.22%   23.32%
                                                            =======     =======   =======   =======   =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $66,359     $77,446   $79,553   $73,435   $39,368  $34,840
Ratio of operating expenses to average net assets........      1.07%(d)    1.03%     0.97%     0.98%     0.96%    0.94%
Ratio of net investment income/(loss) to average net
 assets..................................................      0.96%(d)    0.59%     0.77%     1.62%     1.69%    2.03%
Portfolio turnover rate..................................        19%         30%       65%       91%       50%      73%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.08%(d)    1.03%     0.97%     0.98%     0.96%    0.94%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 7-9 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Large-Cap Value Fund in particular.

7. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

8. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

10.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                      MUNDER MICHIGAN TAX-FREE BOND FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Michigan Tax-Free Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, the word "net" is hereby deleted from the first sentence of the first paragraph and the second paragraph is hereby amended to read in its entirety as follows:

   The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities, the income from which is exempt from Federal income taxes and Michigan state income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. The reference to "debt securities" in the first sentence of the first paragraph under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus is hereby replaced in its entirely with the word "bond." In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading of "Goal and Principal Investment Strategies--Principal Risks," are hereby replaced with the word "bond" or "bonds," respectively.

4. Under the heading of "Principal Risks--State Specific Risk," which begins on page 2 of the Prospectus, the information is hereby amended to read in its entirety as follows:

   Because the Fund invests primarily in a portfolio of Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

5. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:


SUPMTFBOND603

Munder Michigan Tax-Free Bond Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995   17.05
1996    3.28
1997    9.76
1998    5.90
1999   (3.96)
2000   12.64
2001    3.78
2002   10.27

Year-to-date through 3/31/03: 1.02%

Best Quarter:    6.84% (quarter ended 3/31/95)
Worst Quarter: (2.81)% (quarter ended 6/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                      Since
                                                     1 Year 5 Years Inception
                                                       %       %     %/(1)/
  Class Y
    Return Before Taxes                              10.27   5.56     5.40
    Return After Taxes on Distributions               8.58   5.13     4.46
    Return After Taxes on Distributions and Sale of
     Fund Shares                                      6.26   4.93     4.33
    Lehman 15-Year Muni Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.77   6.52     6.60
    Lehman Blended Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.32   6.30     6.42
  Class A
    Return Before Taxes                               5.63   4.43     4.79
    Lehman 15-Year Muni Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.77   6.52     6.51
    Lehman Blended Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.32   6.30     6.33
  Class B
    Return Before Taxes                               4.14   4.20     5.59
    Lehman 15-Year Muni Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.77   6.52     7.66
    Lehman Blended Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.32   6.30     7.45
  Class C
    Return Before Taxes                               8.16   4.53     5.22
    Lehman 15-Year Muni Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.77   6.52     7.38
    Lehman Blended Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         10.32   6.30     7.13

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 1/3/94, 2/15/94, 7/5/94 and 10/4/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/94, 2/1/94, 7/1/94 and 10/1/96, respectively.
(2)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index measure the performance of the investment grade tax-exempt bond market with maturities ranging from 17-22 years, 12-17 years and 8-12 years, respectively. The Lehman Blended Index is made up of 1/3 Lehman Brothers 20-year Municipal Bond Index, 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index.

6. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   - Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33/1//\\3\\% of its assets to meet redemptions.

7. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

8. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The "Financial Highlights" section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                        Michigan Tax-Free Bond Fund(a)
                                                          ----------------------------------------------------------
                                                          Period Ended     Year     Year    Year      Year     Year
                                                          12/31/02(c)     Ended     Ended   Ended    Ended     Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01 6/30/00 6/30/99(c) 6/30/98
                                                            Class A      Class A   Class A Class A  Class A   Class A
                                                          ------------  ---------- ------- ------- ---------- -------
Net asset value, beginning of period.....................    $10.21       $ 9.97   $ 9.44  $ 9.60    $10.06   $ 9.64
                                                             ------       ------   ------  ------    ------   ------
Income from investment operations:
Net investment income....................................      0.18         0.39     0.39    0.39      0.39     0.41
Net realized and unrealized gain/(loss) on investments...      0.30         0.24     0.53   (0.15)    (0.30)    0.45
                                                             ------       ------   ------  ------    ------   ------
Total from investment operations.........................      0.48         0.63     0.92    0.24      0.09     0.86
                                                             ------       ------   ------  ------    ------   ------
Less distributions:
Dividends from net investment income.....................     (0.19)       (0.39)   (0.39)  (0.40)    (0.39)   (0.42)
Distributions from net realized gains....................        --           --       --      --     (0.16)   (0.02)
                                                             ------       ------   ------  ------    ------   ------
Total distributions......................................     (0.19)       (0.39)   (0.39)  (0.40)    (0.55)   (0.44)
                                                             ------       ------   ------  ------    ------   ------
Net asset value, end of period...........................    $10.50       $10.21   $ 9.97  $ 9.44    $ 9.60   $10.06
                                                             ======       ======   ======  ======    ======   ======
Total return(b)..........................................      4.69%        6.47%    9.87%   2.59%     0.78%    9.01%
                                                             ======       ======   ======  ======    ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $2,317       $2,426   $1,951  $1,083    $2,456   $1,855
Ratio of operating expenses to average net assets........      1.17%(d)     0.93%    0.98%   1.03%     1.00%    0.98%
Ratio of net investment income to average net assets.....      3.45%(d)     3.83%    3.98%   4.14%     3.88%    4.29%
Portfolio turnover rate..................................         3%          10%      11%     13%       33%      34%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.17%(d)     0.93%    0.98%   1.03%     1.00%    0.98%

--------------------------------------------------------------------------------
(a)The Munder Michigan Tax-Free Bond Fund Class A Shares commenced operations on February 15, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Michigan Tax-Free Bond Fund(a)
                                                          ----------------------------------------------------------
                                                          Period Ended     Year     Year    Year      Year     Year
                                                          12/31/02(c)     Ended     Ended   Ended    Ended     Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01 6/30/00 6/30/99(c) 6/30/98
                                                            Class B      Class B   Class B Class B  Class B   Class B
                                                          ------------  ---------- ------- ------- ---------- -------
Net asset value, beginning of period.....................    $10.23       $ 9.99   $ 9.47  $ 9.63    $10.06   $ 9.64
                                                             ------       ------   ------  ------    ------   ------
Income from investment operations:
Net investment income....................................      0.14         0.31     0.32    0.32      0.32     0.35
Net realized and unrealized gain/(loss) on investments...      0.30         0.25     0.52   (0.15)    (0.28)    0.44
                                                             ------       ------   ------  ------    ------   ------
Total from investment operations.........................      0.44         0.56     0.84    0.17      0.04     0.79
                                                             ------       ------   ------  ------    ------   ------
Less distributions:
Dividends from net investment income.....................     (0.15)       (0.32)   (0.32)  (0.33)    (0.31)   (0.35)
Distributions from net realized gains....................        --           --       --      --     (0.16)   (0.02)
                                                             ------       ------   ------  ------    ------   ------
Total distributions......................................     (0.15)       (0.32)   (0.32)  (0.33)    (0.47)   (0.37)
                                                             ------       ------   ------  ------    ------   ------
Net asset value, end of period...........................    $10.52       $10.23   $ 9.99  $ 9.47    $ 9.63   $10.06
                                                             ======       ======   ======  ======    ======   ======
Total return(b)..........................................      4.28%        5.66%    8.92%   1.82%     0.34%    8.23%
                                                             ======       ======   ======  ======    ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $1,051       $1,420   $  662  $  492    $  624   $  629
Ratio of operating expenses to average net assets........      1.92%(d)     1.68%    1.73%   1.78%     1.75%    1.73%
Ratio of net investment income to average net assets.....      2.70%(d)     3.08%    3.23%   3.39%     3.14%    3.54%
Portfolio turnover rate..................................         3%          10%      11%     13%       33%      34%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.92%(d)     1.68%    1.73%   1.78%     1.75%    1.73%

--------------------------------------------------------------------------------
(a)The Munder Michigan Tax-Free Bond Fund Class B Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Michigan Tax-Free Bond Fund(a)
                                                          ----------------------------------------------------------
                                                          Period Ended     Year     Year    Year      Year     Year
                                                          12/31/02(c)     Ended     Ended   Ended    Ended     Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01 6/30/00 6/30/99(c) 6/30/98
                                                            Class C      Class C   Class C Class C  Class C   Class C
                                                          ------------  ---------- ------- ------- ---------- -------
Net asset value, beginning of period.....................    $10.21       $ 9.97   $ 9.46  $ 9.62    $10.05   $ 9.63
                                                             ------       ------   ------  ------    ------   ------
Income from investment operations:
Net investment income....................................      0.14         0.31     0.31    0.32      0.32     0.34
Net realized and unrealized gain/(loss) on investments...      0.30         0.25     0.52   (0.15)    (0.28)    0.44
                                                             ------       ------   ------  ------    ------   ------
Total from investment operations.........................      0.44         0.56     0.83    0.17      0.04     0.78
                                                             ------       ------   ------  ------    ------   ------
Less distributions:
Dividends from net investment income.....................     (0.15)       (0.32)   (0.32)  (0.33)    (0.31)   (0.34)
Distributions from net realized gains....................        --           --       --      --     (0.16)   (0.02)
                                                             ------       ------   ------  ------    ------   ------
Total distributions......................................     (0.15)       (0.32)   (0.32)  (0.33)    (0.47)   (0.36)
                                                             ------       ------   ------  ------    ------   ------
Net asset value, end of period...........................    $10.50       $10.21   $ 9.97  $ 9.46    $ 9.62   $10.05
                                                             ======       ======   ======  ======    ======   ======
Total return(b)..........................................      4.29%        5.67%    8.82%   1.82%     0.34%    8.24%
                                                             ======       ======   ======  ======    ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $  990       $  125   $  103  $  110    $  115   $   78
Ratio of operating expenses to average net assets........      1.92%(d)     1.68%    1.73%   1.78%     1.75%    1.73%
Ratio of net investment income to average net assets.....      2.70%(d)     3.08%    3.23%   3.39%     3.13%    3.54%
Portfolio turnover rate..................................         3%          10%      11%     13%       33%      34%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.92%(d)     1.68%    1.73%   1.78%     1.75%    1.73%

--------------------------------------------------------------------------------
(a)The Munder Michigan Tax-Free Bond Fund Class C Shares commenced operations on October 4, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Michigan Tax-Free Bond Fund(a)
                                                          ----------------------------------------------------------
                                                          Period Ended     Year     Year    Year      Year     Year
                                                          12/31/02(c)     Ended     Ended   Ended    Ended     Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01 6/30/00 6/30/99(c) 6/30/98
                                                            Class Y      Class Y   Class Y Class Y  Class Y   Class Y
                                                          ------------  ---------- ------- ------- ---------- -------
Net asset value, beginning of period.....................    $10.22       $ 9.98   $ 9.46  $ 9.62    $10.06   $ 9.65
                                                             ------       ------   ------  ------    ------   ------
Income from investment operations:
Net investment income....................................      0.19         0.41     0.42    0.42      0.42     0.40
Net realized and unrealized gain/(loss) on investments...      0.30         0.25     0.51   (0.16)    (0.28)    0.47
                                                             ------       ------   ------  ------    ------   ------
Total from investment operations.........................      0.49         0.66     0.93    0.26      0.14     0.87
                                                             ------       ------   ------  ------    ------   ------
Less distributions:
Dividends from net investment income.....................     (0.20)       (0.42)   (0.41)  (0.42)    (0.42)   (0.44)
Distributions from net realized gains....................        --           --       --      --     (0.16)   (0.02)
                                                             ------       ------   ------  ------    ------   ------
Total distributions......................................     (0.20)       (0.42)   (0.41)  (0.42)    (0.58)   (0.46)
                                                             ------       ------   ------  ------    ------   ------
Net asset value, end of period...........................    $10.51       $10.22   $ 9.98  $ 9.46    $ 9.62   $10.06
                                                             ======       ======   ======  ======    ======   ======
Total return(b)..........................................      4.81%        6.73%   10.02%   2.84%     1.24%    9.17%
                                                             ======       ======   ======  ======    ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $  924       $  885   $1,483  $1,363    $1,513   $1,011
Ratio of operating expenses to average net assets........      0.92%(d)     0.68%    0.73%   0.78%     0.75%    0.73%
Ratio of net investment income to average net assets.....      3.70%(d)     4.08%    4.23%   4.39%     4.14%    4.54%
Portfolio turnover rate..................................         3%          10%      11%     13%       33%      34%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      0.92%(d)     0.68%    0.73%   0.78%     0.75%    0.73%

--------------------------------------------------------------------------------
(a)The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Michigan Tax-Free Bond Fund in particular.

10.Under the heading of "Policies for Purchasing Shares--Accounts Below
   Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS


                           MUNDER MIDCAP SELECT FUND
                           CLASS A, B, II & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder MidCap Select Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder MidCap Select Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

          1999    31.62
2000    30.82
2001    (2.52)
2002   (15.22)

Year-to-date through 3/31/03: (0.41)%

Best Quarter:    24.95% (quarter ended 12/31/99)
Worst Quarter: (15.69)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                   Since
                                                         1 Year  Inception
                                                           %      %/(1)/
      Class Y
        Return Before Taxes                              (15.22)   7.28
        Return After Taxes on Distributions              (15.22)   6.16
        Return After Taxes on Distributions and Sale of
         Fund Shares                                      (9.35)   5.43
        S&P MidCap 400(R) Index/(2)/ (reflects no
         deductions for fees, expenses or taxes)         (14.51)   5.19

SUPMID603

                                                                                             Since
                                                                                   1 Year  Inception
                                                                                     %      %/(1)/
Class A
 Return Before Taxes                                                               (20.09)   (7.87)
 S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes) (14.51)   (3.44)
Class B
 Return Before Taxes                                                               (20.24)   (7.39)
 S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes) (14.51)   (3.44)
Class II
 Return Before Taxes                                                               (17.73)   (8.99)
 S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes) (14.51)   (3.44)

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class II shares are 6/24/98, 7/3/00, 7/5/00 and 7/14/00, respectively. The index returns from inception for Class Y, Class A, Class B and Class II shares are as of 7/1/98, 7/1/00, 7/1/00 and 7/1/00, respectively.
(2)The Standard & Poor's MidCap 400/(R)/ Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the second bullet point on page 11 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                               MidCap Select Fund(a)
                                                     --------------------------------------------------------------------
                                                       Period                               Period
                                                        Ended         Year      Period       Ended         Year      Period
                                                     12/31/02(c)     Ended       Ended    12/31/02(c)     Ended       Ended
                                                     (Unaudited)   6/30/02(c)   6/30/01   (Unaudited)   6/30/02(c)   6/30/01
                                                       Class A      Class A     Class A     Class B      Class B     Class B
                                                     -----------   ---------- -------     -----------   ---------- -------
Net asset value, beginning of period................   $13.34        $14.62   $15.47        $13.14        $14.51   $15.42
                                                       ------        ------   ------        ------        ------   ------
Income/(Loss) from investment operations:
Net investment loss.................................    (0.08)        (0.12)   (0.08)        (0.12)        (0.23)   (0.13)
Net realized and unrealized gain/(loss) on
 investments........................................    (1.21)        (1.16)    0.76         (1.19)        (1.14)    0.75
                                                       ------        ------   ------        ------        ------   ------
Total from investment operations....................    (1.29)        (1.28)    0.68         (1.31)        (1.37)    0.62
                                                       ------        ------   ------        ------        ------   ------
Less distributions:
Distributions from net realized capital gain........       --            --    (1.41)           --            --    (1.41)
Distributions in excess of net realized capital gain       --            --    (0.12)           --            --    (0.12)
                                                       ------        ------   ------        ------        ------   ------
Total distributions.................................       --            --    (1.53)           --            --    (1.53)
                                                       ------        ------   ------        ------        ------   ------
Net asset value, end of period......................   $12.05        $13.34   $14.62        $11.83        $13.14   $14.51
                                                       ======        ======   ======        ======        ======   ======
Total return(b).....................................    (9.67)%       (8.76)%   4.54%        (9.97)%       (9.44)%   4.12%
                                                       ======        ======   ======        ======        ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $2,515        $2,237   $2,351        $2,331        $2,339   $1,655
Ratio of operating expenses to average net assets...     1.69%(d)      1.43%    1.44%(d)      2.44%(d)      2.18%    2.19%(d)
Ratio of net investment loss to average net assets..    (1.26)%(d)    (0.91)%  (0.85)%(d)    (2.01)%(d)    (1.66)%  (1.60)%(d)
Portfolio turnover rate.............................       27%           55%      81%           27%           55%      81%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements......     1.69%(d)      1.43%    1.66%(d)      2.44%(d)      2.18%    2.41%(d)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                         MidCap Select Fund(a)
                                                                                 ---------------------------------
                                                                                 Period Ended      Year      Period
                                                                                 12/31/02(c)      Ended      Ended
                                                                                 (Unaudited)    6/30/02(c)  6/30/01
                                                                                   Class II      Class II   Class II
                                                                                 ------------   ---------- --------
Net asset value, beginning of period............................................   $ 13.17        $14.53    $16.37
                                                                                   -------        ------    ------
Loss from investment operations:
Net investment loss.............................................................     (0.12)        (0.23)    (0.13)
Net realized and unrealized loss on investments.................................     (1.20)        (1.13)    (0.18)
                                                                                   -------        ------    ------
Total from investment operations................................................     (1.32)        (1.36)    (0.31)
                                                                                   -------        ------    ------
Less distributions:
Distributions from net realized capital gain....................................        --            --     (1.41)
Distributions in excess of net realized capital gain............................        --            --     (0.12)
                                                                                   -------        ------    ------
Total distributions.............................................................        --            --     (1.53)
                                                                                   -------        ------    ------
Net asset value, end of period..................................................   $ 11.85        $13.17    $14.53
                                                                                   =======        ======    ======
Total return(b).................................................................    (10.02)%       (9.36)%   (1.81)%
                                                                                   =======        ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................................   $ 1,166        $1,297    $  838
Ratio of operating expenses to average net assets...............................      2.44%(d)      2.18%     2.19%(d)
Ratio of net investment loss to average net assets..............................     (2.01)%(d)    (1.66)%   (1.60)%(d)
Portfolio turnover rate.........................................................        27%           55%       81%
Ratio of operating expenses to average net assets without expense waivers and/or
 reimbursements.................................................................      2.44%(d)      2.18%     2.41%(d)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class II Shares commenced operations on July 14, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                 MidCap Select Fund(a)
                                                          ---------------------------------------------------------------
                                                          Period Ended      Year      Year      Year      Year      Period
                                                          12/31/02(c)      Ended      Ended     Ended     Ended      Ended
                                                          (Unaudited)    6/30/02(c)  6/30/01   6/30/00   6/30/99    6/30/98
                                                            Class Y       Class Y    Class Y   Class Y   Class Y    Class Y
                                                          ------------   ---------- -------   -------   -------    -------
Net asset value, beginning of period.....................   $ 13.42       $ 14.66   $ 15.47   $ 10.85   $10.02     $10.00
                                                            -------       -------   -------   -------   ------     ------
Income/(Loss) from investment operations:
Net investment income/(loss).............................     (0.06)        (0.09)    (0.06)    (0.03)   (0.02)      0.01
Net realized and unrealized gain (loss) on investments...     (1.22)        (1.15)     0.78      4.87     0.85       0.01
                                                            -------       -------   -------   -------   ------     ------
Total from investment operations.........................     (1.28)        (1.24)     0.72      4.84     0.83       0.02
                                                            -------       -------   -------   -------   ------     ------
Less distributions:
Dividends from net investment income.....................        --            --        --        --    (0.00)(e)     --
Distributions from net realized capital gains............        --            --     (1.41)    (0.22)      --         --
Distributions in excess of net realized capital gain.....        --            --     (0.12)       --       --         --
                                                            -------       -------   -------   -------   ------     ------
Total distributions......................................        --            --     (1.53)    (0.22)   (0.00)(e)     --
                                                            -------       -------   -------   -------   ------     ------
Net asset value, end of period...........................   $ 12.14       $ 13.42   $ 14.66   $ 15.47   $10.85     $10.02
                                                            =======       =======   =======   =======   ======     ======
Total return(b)..........................................     (9.54)%       (8.46)%    4.82%    45.67%    8.44%      0.20%
                                                            =======       =======   =======   =======   ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $22,955       $26,013   $25,800   $13,024   $3,434     $1,573
Ratio of operating expenses to average net assets........      1.44%(d)      1.18%     1.19%     1.18%    1.18%      1.15%(d)
Ratio of net investment income /(loss) to average net
 assets..................................................     (1.01)%(d)    (0.66)%   (0.60)%   (0.44)%  (0.28)%     3.18%(d)
Portfolio turnover rate..................................        27%           55%       81%      128%     122%         0%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements...................      1.44%(d)      1.18%     1.41%     1.23%    1.66%      1.16%(d)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class Y Shares commenced operations on June
   24, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the MidCap Select Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                        MUNDER MULTI-SEASON GROWTH FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Multi-Season Growth Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Goal and Principal Investment Strategies--Goal," which appears on page 1 of the Prospectus, the information is hereby amended to read in its entirety as follows:

   Goal

   The Fund's goal is to provide long-term capital appreciation.

   This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

4. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Multi-Season Growth Fund CLASS B

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1994    (3.21)
1995    31.19
1996    21.42
1997    29.20
1998    14.29
1999    10.46
2000    (7.67)
2001   (15.82)
2002   (27.83)

Year-to-date through 3/31/03: (3.07)%

Best Quarter:    19.58% (quarter ended 12/31/98)
Worst Quarter: (16.59)% (quarter ended 6/30/02)

SUPMSG603

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  Class B
    Return Before Taxes                              (31.44)  (6.94)   4.42
    Return After Taxes on Distributions              (31.44)  (8.15)   3.39
    Return After Taxes on Distributions and Sale of
     Fund Shares                                     (19.30)  (4.89)   3.86
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)   9.48
  Class A
    Return Before Taxes                              (31.34)  (7.00)   4.41
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)   9.45
  Class C
    Return Before Taxes                              (28.49)  (6.56)   4.35
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)   9.27
  Class Y
    Return Before Taxes                              (26.99)  (5.63)   5.34
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)   9.10

--------------------------------------------------------------------------------
(1)The inception dates for the Class B, Class A, Class C and Class Y shares are 4/29/93, 8/4/93, 9/20/93 and 8/16/93, respectively. The index returns from inception for Class B, Class A, Class C and Class Y shares are as of 5/1/93, 8/1/93, 10/1/93 and 9/1/93, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

5. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

6. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

7. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the third bullet point on page 11 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                         Multi-Season Growth Fund(a)
                                                   --------------------------------------------------------------------
                                                   Period Ended      Year         Year       Year      Year       Year
                                                   12/31/02(c)      Ended        Ended      Ended      Ended     Ended
                                                   (Unaudited)    6/30/02(c)   6/30/01(c) 6/30/00(c)  6/30/99  6/30/98(c)
                                                     Class A       Class A      Class A    Class A    Class A   Class A
                                                   ------------   ----------   ---------- ---------- -------   ----------
Net asset value, beginning of period..............   $ 11.72       $ 15.64      $ 20.63    $ 22.05   $ 21.46    $ 18.02
                                                     -------       -------      -------    -------   -------    -------
Income/(Loss) from investment operations:
Net investment loss...............................      0.00(d)      (0.03)       (0.06)     (0.03)    (0.03)      0.00(d)
Net realized and unrealized gain/(loss) on
 investments......................................     (1.40)        (3.34)       (2.64)     (0.02)     2.20       4.37
                                                     -------       -------      -------    -------   -------    -------
Total from investment operations..................     (1.40)        (3.37)       (2.70)     (0.05)     2.17       4.37
                                                     -------       -------      -------    -------   -------    -------
Less distributions:
Dividends from net investment income..............        --            --           --         --        --      (0.01)
Distributions from net realized gains.............        --         (0.55)       (2.29)     (1.37)    (1.58)     (0.92)
Distributions from capital........................        --         (0.00)(d)       --         --        --         --
                                                     -------       -------      -------    -------   -------    -------
Total distributions...............................        --         (0.55)       (2.29)     (1.37)    (1.58)     (0.93)
                                                     -------       -------      -------    -------   -------    -------
Net asset value, end of period....................   $ 10.32       $ 11.72      $ 15.64    $ 20.63   $ 22.05    $ 21.46
                                                     =======       =======      =======    =======   =======    =======
Total return(b)...................................    (11.95)%      (21.72)%     (14.51)%     0.22%    11.34%     25.02%
                                                     =======       =======      =======    =======   =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $25,772       $32,255      $48,009    $65,569   $49,602    $32,311
Ratio of operating expenses to average net assets.      1.32%(f)      1.21%        1.21%      1.24%     1.22%      1.21%
Ratio of net investment loss to average net assets     (0.08)%(f)    (0.19)%      (0.30)%    (0.14)%   (0.14)%     0.00%(e)
Portfolio turnover rate...........................        34%           20%          38%        44%       53%        34%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements....      1.32%(f)      1.21%        1.42%      1.42%     1.38%      1.39%

--------------------------------------------------------------------------------
(a)The Munder Multi-Season Growth Fund Class A Shares commenced operations on August 4, 1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Amount represents less than 0.01%
(f)Annualized.

                                                                         Multi-Season Growth Fund(a)
                                                   ---------------------------------------------------------------------
                                                   Period Ended      Year         Year       Year      Year       Year
                                                   12/31/02(c)      Ended        Ended      Ended      Ended     Ended
                                                   (Unaudited)    6/30/02(c)   6/30/01(c) 6/30/00(c)  6/30/99  6/30/98(c)
                                                     Class B       Class B      Class B    Class B    Class B   Class B
                                                   ------------   ----------   ---------- ---------- -------   ----------
Net asset value, beginning of period..............   $ 10.75       $ 14.50      $ 19.52    $ 21.09   $ 20.70    $  17.54
                                                     -------       -------      -------    -------   -------    --------
Income/(Loss) from investment operations:
Net investment loss...............................     (0.04)        (0.12)       (0.18)     (0.17)    (0.18)      (0.14)
Net realized and unrealized gain/(loss) on
 investments......................................     (1.27)        (3.08)       (2.55)     (0.03)     2.15        4.22
                                                     -------       -------      -------    -------   -------    --------
Total from investment operations..................     (1.31)        (3.20)       (2.73)     (0.20)     1.97        4.08
                                                     -------       -------      -------    -------   -------    --------
Less distributions:
Distributions from net realized gains.............        --         (0.55)       (2.29)     (1.37)    (1.58)      (0.92)
Distributions from capital........................        --         (0.00)(d)       --         --        --          --
                                                     -------       -------      -------    -------   -------    --------
Total distributions...............................        --         (0.55)       (2.29)     (1.37)    (1.58)      (0.92)
                                                     -------       -------      -------    -------   -------    --------
Net asset value, end of period....................   $  9.44       $ 10.75      $ 14.50    $ 19.52   $ 21.09    $  20.70
                                                     =======       =======      =======    =======   =======    ========
Total return(b)...................................    (12.27)%      (22.21)%     (15.54)%    (0.51)%   10.66%      24.12%
                                                     =======       =======      =======    =======   =======    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $ 8,820       $12,602      $25,574    $36,433   $99,696    $102,700
Ratio of operating expenses to average net assets.      2.07%(e)      1.96%        1.96%      1.99%     1.97%       1.96%
Ratio of net investment loss to average net assets     (0.83)%(e)    (0.94)%      (1.05)%    (0.89)%   (0.83)%     (0.75)%
Portfolio turnover rate...........................        34%           20%          38%        44%       53%         34%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements....      2.07%(e)      1.96%        2.17%      2.17%     2.14%       2.14%

--------------------------------------------------------------------------------
(a)The Munder Multi-Season Growth Fund Class B Shares commenced operations on April 29, 1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                        Multi-Season Growth Fund(a)
                                                   --------------------------------------------------------------------
                                                   Period Ended      Year         Year       Year      Year       Year
                                                   12/31/02(c)      Ended        Ended      Ended      Ended     Ended
                                                   (Unaudited)    6/30/02(c)   6/30/01(c) 6/30/00(c)  6/30/99  6/30/98(c)
                                                     Class C       Class C      Class C    Class C    Class C   Class C
                                                   ------------   ----------   ---------- ---------- -------   ----------
Net asset value, beginning of period..............   $ 10.85       $ 14.62      $ 19.55    $ 21.12   $ 20.73    $ 17.56
                                                     -------       -------      -------    -------   -------    -------
Income/(Loss) from investment operations:
Net investment loss...............................     (0.04)        (0.12)       (0.18)     (0.17)    (0.19)     (0.14)
Net realized and unrealized gain/(loss) on
 investments......................................     (1.29)        (3.10)       (2.46)     (0.03)     2.16       4.23
                                                     -------       -------      -------    -------   -------    -------
Total from investment operations..................     (1.33)        (3.22)       (2.64)     (0.20)     1.97       4.09
                                                     -------       -------      -------    -------   -------    -------
Less distributions:
Distributions from net realized gains.............        --         (0.55)       (2.29)     (1.37)    (1.58)     (0.92)
Distributions from capital........................        --         (0.00)(d)       --         --        --         --
                                                     -------       -------      -------    -------   -------    -------
Total distributions...............................        --         (0.55)       (2.29)     (1.37)    (1.58)     (0.92)
                                                     -------       -------      -------    -------   -------    -------
Net asset value, end of period....................   $  9.52       $ 10.85      $ 14.62    $ 19.55   $ 21.12    $ 20.73
                                                     =======       =======      =======    =======   =======    =======
Total return(b)...................................    (12.26)%      (22.23)%     (15.05)%    (0.51)%   10.70%     24.09%
                                                     =======       =======      =======    =======   =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $ 3,089       $ 4,153      $ 7,715    $10,166   $13,076    $14,411
Ratio of operating expenses to average net assets.      2.07%(e)      1.96%        1.96%      1.99%     1.97%      1.96%
Ratio of net investment loss to average net assets     (0.83)%(e)    (0.94)%      (1.05)%    (0.89)%   (0.83)%    (0.75)%
Portfolio turnover rate...........................        34%           20%          38%        44%       53%        34%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements....      2.07%(e)      1.96%        2.17%      2.17%     2.13%      2.14%

--------------------------------------------------------------------------------
(a)The Munder Multi-Season Growth Fund Class C Shares commenced operations on September 20, 1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                       Multi-Season Growth Fund(a)
                                                  ---------------------------------------------------------------------
                                                  Period Ended     Year         Year        Year      Year       Year
                                                  12/31/02(c)     Ended        Ended       Ended      Ended     Ended
                                                  (Unaudited)   6/30/02(c)   6/30/01(c)  6/30/00(c)  6/30/99  6/30/98(c)
                                                    Class Y      Class Y      Class Y     Class Y    Class Y   Class Y
                                                  ------------  ----------   ----------  ---------- --------  ----------
Net asset value, beginning of period.............   $ 12.04      $ 16.00      $  20.98    $  22.34  $  21.66   $  18.17
                                                    -------      -------      --------    --------  --------   --------
Income/(Loss) from investment operations:
Net investment income/(loss).....................     0.001         0.01         (0.01)       0.02      0.04       0.05
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.42)       (3.42)        (2.68)      (0.01)     2.25       4.38
                                                    -------      -------      --------    --------  --------   --------
Total from investment operations.................     (1.41)       (3.41)        (2.69)       0.01      2.29       4.43
                                                    -------      -------      --------    --------  --------   --------
Less distributions:
Dividends from net investment income.............        --           --            --          --     (0.03)     (0.02)
Distributions from net realized gains............        --        (0.55)        (2.29)      (1.37)    (1.58)     (0.92)
Distributions from capital.......................        --        (0.00)(d)        --          --        --         --
                                                    -------      -------      --------    --------  --------   --------
Total distributions..............................        --        (0.55)        (2.29)      (1.37)    (1.61)     (0.94)
                                                    -------      -------      --------    --------  --------   --------
Net asset value, end of period...................   $ 10.63      $ 12.04      $  16.00    $  20.98  $  22.34   $  21.66
                                                    =======      =======      ========    ========  ========   ========
Total return(b)..................................    (11.78)%     (21.41)%      (14.20)%      0.50%    11.70%     25.28%
                                                    =======      =======      ========    ========  ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $63,774      $80,489      $159,736    $250,523  $314,558   $332,156
Ratio of operating expenses to average net assets      1.07%(e)     0.96%         0.96%       0.99%     0.97%      0.96%
Ratio of net investment income/(loss) to average
 net assets......................................      0.17%(e)     0.06%        (0.05)%      0.11%     0.17%      0.25%
Portfolio turnover rate..........................        34%          20%           38%         44%       53%        34%
Ratio of operating expenses to average net assets
 without expense waivers and/or
 reimbursements..................................      1.07%(e)     0.96%         1.17%       1.17%     1.14%      1.14%

--------------------------------------------------------------------------------
(a)The Munder Multi-Season Growth Fund Class Y Shares commenced operations on August 16, 1993.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01.
(e)Annualized.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Multi-Season Growth Fund in particular.

9. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

      MUNDER REAL ESTATE EQUITY INVESTMENT FUND CLASS A, B, C & Y SHARES

      Supplement Dated June 16, 2003 to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Real Estate Equity Investment Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Goal and Principal Investment Strategies--Goal," which appears on page 1 of the Prospectus, the information is hereby amended to read in its entirety as follows:

   Goal

   The Fund's goal is to provide long-term capital appreciation.

   This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

4. The paragraph under the heading of "Principal Risks--Sector Risk," which begins on page 2 of the Prospectus, is hereby amended to read in its entirety as follows:

   The Fund will concentrate its investments in the real estate industry sector. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting the real estate industry sector could have a major effect on the value of the Fund's investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

5. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:


SUPRETT603

Munder Real Estate Equity Investment Fund CLASS A

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995    11.71
1996    34.03
1997    22.13
1998   (17.17)
1999    (4.87)
2000    21.53
2001     7.87
2002     6.51

Year-to-date through 3/31/03: 1.86%

Best Quarter:    17.73% (quarter ended 12/31/96)
Worst Quarter: (10.35)% (quarter ended 9/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  Class A
    Return Before Taxes                                0.65    0.78     8.39
    Return After Taxes on Distributions               (1.22)  (1.24)    6.35
    Return After Taxes on Distributions and Sale of
     Fund Shares                                       0.39   (0.43)    5.85
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)    9.97
    NAREIT Equity Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)           3.81    3.29    10.06
  Class B
    Return Before Taxes                                0.65    0.80     8.34
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)    9.97
    NAREIT Equity Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)           3.81    3.29    10.06
  Class C
    Return Before Taxes                                4.61    1.15     8.05
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)    9.97
    NAREIT Equity Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)           3.81    3.29    10.06
  Class Y
    Return Before Taxes                                6.69    2.16     9.41
    S&P 500(R) Index/(2)/ (reflects no deductions
     for fees, expenses or taxes)                    (22.10)  (0.59)    6.89
    NAREIT Equity Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)           3.81    3.29     9.71

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B, Class C and Class Y shares are 9/30/94, 10/3/94, 1/5/96 and 10/3/94, respectively. The index returns from inception for Class A, Class B, Class C and Class Y shares are as of
   10/1/94, 10/1/94, 1/1/96 and 10/1/94, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The National Association of Real Estate Investment Trusts (NAREIT) Equity Index is an unmanaged index that includes all tax-qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System.

6. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

7. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

8. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The "Financial Highlights" section of the Prospectus, which begins on page 17, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                Real Estate Equity Investment Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class A      Class A   Class A  Class A    Class A    Class A
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............    $14.65       $13.22   $12.09    $12.78     $14.94     $14.40
                                                     ------       ------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income............................      0.36         0.58     0.44      0.56       0.57       0.64
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.39)        1.52     1.30     (0.57)     (1.63)      0.66
                                                     ------       ------   ------    ------     ------     ------
Total from investment operations.................     (1.03)        2.10     1.74     (0.01)     (1.06)      1.30
                                                     ------       ------   ------    ------     ------     ------
Less distributions:
Distributions from net investment income.........     (0.37)       (0.50)   (0.43)    (0.56)     (0.60)     (0.62)
Distributions from net realized gains............        --           --       --        --      (0.39)     (0.14)
Distributions from capital.......................        --        (0.17)   (0.18)    (0.12)     (0.11)        --
                                                     ------       ------   ------    ------     ------     ------
Total distributions..............................     (0.37)       (0.67)   (0.61)    (0.68)     (1.10)     (0.76)
                                                     ------       ------   ------    ------     ------     ------
Net asset value, end of period...................    $13.25       $14.65   $13.22    $12.09     $12.78     $14.94
                                                     ======       ======   ======    ======     ======     ======
Total return(b)..................................     (6.98)%      16.52%   14.80%     0.63%     (6.66)%     8.93%
                                                     ======       ======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $3,058       $3,441   $3,155    $3,730     $3,530     $4,099
Ratio of operating expenses to average net assets      1.43%(d)     1.20%    1.30%     1.33%      1.27%      1.28%
Ratio of net investment income to average net
 assets..........................................      5.45%(d)     4.33%    4.83%     4.90%      4.40%      4.15%
Portfolio turnover rate..........................         9%          39%      30%       15%        22%        15%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.43%(d)     1.21%    1.30%     1.33%      1.27%      1.28%

--------------------------------------------------------------------------------
(a)The Munder Real Estate Equity Investment Fund Class A Shares commenced operations on September 30, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                Real Estate Equity Investment Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class B      Class B   Class B  Class B    Class B    Class B
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............    $14.62       $13.19   $12.10    $12.77     $14.93     $14.40
                                                     ------       ------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income............................      0.31         0.48     0.34      0.47       0.47       0.53
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.40)        1.52     1.27     (0.54)     (1.63)      0.65
                                                     ------       ------   ------    ------     ------     ------
Total from investment operations.................     (1.09)        2.00     1.61     (0.07)     (1.16)      1.18
                                                     ------       ------   ------    ------     ------     ------
Less distributions:
Distributions from net investment income.........     (0.32)       (0.40)   (0.34)    (0.48)     (0.51)     (0.51)
Distributions from net realized gains............        --           --       --        --      (0.39)     (0.14)
Distributions from capital.......................        --        (0.17)   (0.18)    (0.12)     (0.10)        --
                                                     ------       ------   ------    ------     ------     ------
Total distributions..............................     (0.32)       (0.57)   (0.52)    (0.60)     (1.00)     (0.65)
                                                     ------       ------   ------    ------     ------     ------
Net asset value, end of period...................    $13.21       $14.62   $13.19    $12.10     $12.77     $14.93
                                                     ======       ======   ======    ======     ======     ======
Total return(b)..................................     (7.42)%      15.69%   13.67%    (0.04)%    (7.37)%     8.12%
                                                     ======       ======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $4,233       $4,569   $3,571    $3,291     $5,337     $6,956
Ratio of operating expenses to average net assets      2.18%(d)     1.95%    2.05%     2.08%      2.02%      2.03%
Ratio of net investment income to average net
 assets..........................................      4.70%(d)     3.58%    4.08%     4.15%      3.70%      3.40%
Portfolio turnover rate..........................         9%          39%      30%       15%        22%        15%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.18%(d)     1.96%    2.05%     2.08%      2.02%      2.03%

--------------------------------------------------------------------------------
(a)The Munder Real Estate Equity Investment Fund Class B Shares commenced operations on October 3, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                Real Estate Equity Investment Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class C      Class C   Class C  Class C    Class C    Class C
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............    $14.70       $13.26   $12.16    $12.82     $14.98     $14.44
                                                     ------       ------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income............................      0.32         0.48     0.34      0.48       0.48       0.53
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.41)        1.53     1.28     (0.54)     (1.64)      0.66
                                                     ------       ------   ------    ------     ------     ------
Total from investment operations.................     (1.09)        2.01     1.62     (0.06)     (1.16)      1.19
                                                     ------       ------   ------    ------     ------     ------
Less distributions:
Distributions from net investment income.........     (0.32)       (0.40)   (0.34)    (0.48)     (0.51)     (0.51)
Distributions from net realized gains............        --           --       --        --      (0.39)     (0.14)
Distributions from capital.......................        --        (0.17)   (0.18)    (0.12)     (0.10)        --
                                                     ------       ------   ------    ------     ------     ------
Total distributions..............................     (0.32)       (0.57)   (0.52)    (0.60)     (1.00)     (0.65)
                                                     ------       ------   ------    ------     ------     ------
Net asset value, end of period...................    $13.29       $14.70   $13.26    $12.16     $12.82     $14.98
                                                     ======       ======   ======    ======     ======     ======
Total return(b)..................................     (7.38)%      15.68%   13.68%     0.04%     (7.34)%     8.17%
                                                     ======       ======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $1,308       $1,252   $  938    $  669     $1,251     $1,513
Ratio of operating expenses to average net assets      2.18%(d)     1.95%    2.05%     2.08%      2.02%      2.03%
Ratio of net investment income to average net
 assets..........................................      4.70%(d)     3.58%    4.08%     4.15%      3.73%      3.40%
Portfolio turnover rate..........................         9%          39%      30%       15%        22%        15%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.18%(d)     1.96%    2.05%     2.08%      2.02%      2.03%

--------------------------------------------------------------------------------
(a)The Munder Real Estate Equity Investment Fund Class C Shares commenced operations on January 5, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                Real Estate Equity Investment Fund(a)
                                                  -----------------------------------------------------------------
                                                  Period Ended     Year     Year       Year       Year       Year
                                                  12/31/02(c)     Ended     Ended     Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class Y      Class Y   Class Y   Class Y    Class Y    Class Y
                                                  ------------  ---------- -------  ---------- ---------- ----------
Net asset value, beginning of period.............   $ 14.66      $ 13.23   $ 12.13   $ 12.80    $ 14.95    $ 14.40
                                                    -------      -------   -------   -------    -------    -------
Income/(Loss) from investment operations:
Net investment income............................      0.38         0.61      0.47      0.59       0.60       0.68
Net realized and unrealized gain/(loss) on
 investments.....................................     (1.40)        1.52      1.28     (0.55)     (1.62)      0.66
                                                    -------      -------   -------   -------    -------    -------
Total from investment operations.................     (1.02)        2.13      1.75      0.04      (1.02)      1.34
                                                    -------      -------   -------   -------    -------    -------
Less distributions:
Distributions from net investment income.........     (0.39)       (0.53)    (0.47)    (0.59)     (0.64)     (0.65)
Distributions from net realized gains............        --           --        --        --      (0.39)     (0.14)
Distributions from capital.......................        --        (0.17)    (0.18)    (0.12)     (0.10)        --
                                                    -------      -------   -------   -------    -------    -------
Total distributions..............................     (0.39)       (0.70)    (0.65)    (0.71)     (1.13)     (0.79)
                                                    -------      -------   -------   -------    -------    -------
Net asset value, end of period...................   $ 13.25      $ 14.66   $ 13.23   $ 12.13    $ 12.80    $ 14.95
                                                    =======      =======   =======   =======    =======    =======
Total return(b)..................................     (6.92)%      16.80%    14.89%     0.96%     (6.35)%     9.24%
                                                    =======      =======   =======   =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $44,409      $49,066   $49,483   $55,645    $68,856    $82,611
Ratio of operating expenses to average net assets      1.18%(d)     0.95%     1.05%     1.08%      1.02%      1.03%
Ratio of net investment income to average net
 assets..........................................      5.70%(d)     4.58%     5.08%     5.15%      4.73%      4.40%
Portfolio turnover rate..........................         9%          39%       30%       15%        22%        15%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.18%(d)     0.96%     1.05%     1.08%      1.02%      1.03%

--------------------------------------------------------------------------------
(a)The Munder Real Estate Equity Investment Fund Class Y Shares commenced operations on October 3, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Real Estate Equity Investment Fund in Particular.

10.Under the heading of "Policies for Purchasing Shares--Accounts Below
   Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                          MUNDER SMALL-CAP VALUE FUND
                           CLASS A, B, C & Y SHARES

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Small-Cap Value Fund ("Fund"), formerly a series of The Munder Funds, Inc., was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Directors of The Munder Funds, Inc. on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. All references to the "Board of Directors" in the Prospectus are amended to be references to the "Board of Trustees."

2. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

3. Under the heading of "Performance," which begins on page 4 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Small-Cap Value Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1997     44.49
1998     (6.46)
1999     (4.92)
2000     16.07
2001     24.30
2002     (9.24)

Year-to-date through 3/31/03: (1.70)%

Best Quarter:    22.59% (quarter ended 9/30/97)
Worst Quarter: (19.99)% (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  Class Y
    Return Before Taxes                               (9.24)  3.09     9.18
    Return After Taxes on Distributions               (9.46)  2.15     7.97
    Return After Taxes on Distributions and Sale of
     Fund Shares                                      (5.60)  2.05     7.00
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     7.07

SUPSCV603

                                                                       Since
                                                     1 Year  5 Years Inception
                                                       %        %     %/(1)/
  Class A
    Return Before Taxes                              (14.52)  1.70     7.58
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     7.07
  Class B
    Return Before Taxes                              (14.65)  1.73     6.88
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     6.90
  Class C
    Return Before Taxes                              (11.06)  2.06     7.79
    Russell 2000 Value Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         (11.42)  2.71     7.07

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/26/96, 1/10/97, 2/11/97 and 1/13/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 1/1/97, 1/1/97, 2/1/97 and 1/1/97, respectively.
(2)The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates.

4. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 6 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

5. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 9 of the Prospectus, the last sentence of the first bullet point is hereby deleted.

6. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 10 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%" and the last sentence of that bullet point is hereby deleted.

7. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 11 of the Prospectus, the second bullet point on page 12 is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

8. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                       Small-Cap Value Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year     Year      Year       Year       Year
                                                  12/31/02(c)     Ended     Ended    Ended      Ended      Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class A      Class A   Class A  Class A    Class A    Class A
                                                  ------------  ---------- ------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 16.95      $ 16.43   $12.19    $13.10     $14.24     $12.04
                                                    -------      -------   ------    ------     ------     ------
Income/(Loss) from investment operations:
Net investment income............................      0.06         0.09     0.14      0.04       0.06       0.08
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.82)        1.42     4.22     (0.89)     (0.86)      2.82
                                                    -------      -------   ------    ------     ------     ------
Total from investment operations.................     (2.76)        1.51     4.36     (0.85)     (0.80)      2.90
                                                    -------      -------   ------    ------     ------     ------
Less distributions:
Dividends from net investment income.............        --        (0.05)   (0.12)    (0.05)     (0.05)     (0.06)
Distributions in excess of net investment income.        --           --       --     (0.01)     (0.02)        --
Distributions from net realized capital gains....     (0.12)       (0.94)      --        --      (0.27)     (0.64)
                                                    -------      -------   ------    ------     ------     ------
Total distributions..............................     (0.12)       (0.99)   (0.12)    (0.06)     (0.34)     (0.70)
                                                    -------      -------   ------    ------     ------     ------
Net asset value, end of period...................   $ 14.07      $ 16.95   $16.43    $12.19     $13.10     $14.24
                                                    =======      =======   ======    ======     ======     ======
Total return(b)..................................    (16.28)%      10.50%   35.89%    (6.57)%    (5.19)%    24.36%
                                                    =======      =======   ======    ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $12,565      $15,143   $7,872    $3,469     $6,015     $6,474
Ratio of operating expenses to average net assets      1.60%(d)     1.41%    1.29%     1.31%      1.23%      1.27%
Ratio of net investment income to average net
 assets..........................................      0.80%(d)     0.56%    0.92%     0.31%      0.49%      0.56%
Portfolio turnover rate..........................        32%          85%     140%       76%        69%        53%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.61%(d)     1.42%    1.29%     1.31%      1.23%      1.27%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class A Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Small-Cap Value Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year     Year       Year       Year         Year
                                                  12/31/02(c)     Ended     Ended     Ended      Ended        Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c)   6/30/98(c)
                                                    Class B      Class B   Class B   Class B    Class B      Class B
                                                  ------------  ---------- -------  ---------- ----------   ----------
Net asset value, beginning of period.............   $ 16.68      $ 16.24   $ 12.06    $13.03     $14.19       $12.03
                                                    -------      -------   -------    ------     ------       ------
Income/(Loss) from investment operations:
Net investment income/(loss).....................      0.00(d)     (0.03)     0.12     (0.05)     (0.03)       (0.03)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.77)        1.42      4.07     (0.91)     (0.84)        2.83
                                                    -------      -------   -------    ------     ------       ------
Total from investment operations.................     (2.77)        1.39      4.19     (0.96)     (0.87)        2.80
                                                    -------      -------   -------    ------     ------       ------
Less distributions:
Dividends from net investment income.............        --        (0.01)    (0.01)       --      (0.00)(d)       --
Distributions in excess of net investment income.        --           --        --     (0.01)     (0.02)          --
Distributions from net realized capital gains....     (0.12)       (0.94)       --        --      (0.27)       (0.64)
                                                    -------      -------   -------    ------     ------       ------
Total distributions..............................     (0.12)       (0.95)    (0.01)    (0.01)     (0.29)       (0.64)
                                                    -------      -------   -------    ------     ------       ------
Net asset value, end of period...................   $ 13.79      $ 16.68   $ 16.24    $12.06     $13.03       $14.19
                                                    =======      =======   =======    ======     ======       ======
Total return(b)..................................    (16.61)%       9.75%    34.80%    (7.38)%    (5.85)%      23.58%
                                                    =======      =======   =======    ======     ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $24,311      $35,505   $15,063    $2,741     $3,287       $3,237
Ratio of operating expenses to average net assets      2.35%(e)     2.16%     2.04%     2.06%      1.98%        2.02%
Ratio of net investment income to average net
 assets..........................................      0.05%(e)    (0.19)%    0.17%    (0.44)%    (0.27)%      (0.19)%
Portfolio turnover rate..........................        32%          85%      140%       76%        69%          53%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.36%(e)     2.17%     2.04%     2.06%      1.98%        2.02%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class B Shares commenced operations on February 11, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                           Small-Cap Value Fund(a)
                                                     -----------------------------------------------------------------
                                                     Period Ended     Year     Year      Year       Year         Year
                                                     12/31/02(c)     Ended     Ended    Ended      Ended        Ended
                                                     (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c) 6/30/99(c)   6/30/98(c)
                                                       Class C      Class C   Class C  Class C    Class C      Class C
                                                     ------------  ---------- ------- ---------- ----------   ----------
Net asset value, beginning of period................   $ 16.63      $ 16.19   $12.02    $13.00     $14.18       $12.02
                                                       -------      -------   ------    ------     ------       ------
Income/(Loss) from investment operations:
Net investment income/(loss)........................      0.00(d)     (0.03)    0.13     (0.05)     (0.03)       (0.03)
Net realized and unrealized gain/(loss) on
 investments........................................     (2.76)        1.42     4.05     (0.92)     (0.86)        2.83
                                                       -------      -------   ------    ------     ------       ------
Total from investment operations....................     (2.76)        1.39     4.18     (0.97)     (0.89)        2.80
                                                       -------      -------   ------    ------     ------       ------
Less distributions:
Dividends from net investment income................        --        (0.01)   (0.01)       --      (0.00)(d)       --
Distributions in excess of net investment income....        --           --       --     (0.01)     (0.02)          --
Distributions from net realized capital gains.......     (0.12)       (0.94)      --        --      (0.27)       (0.64)
                                                       -------      -------   ------    ------     ------       ------
Total distributions.................................     (0.12)       (0.95)   (0.01)    (0.01)     (0.29)       (0.64)
                                                       -------      -------   ------    ------     ------       ------
Net asset value, end of period......................   $ 13.75      $ 16.63   $16.19    $12.02     $13.00       $14.18
                                                       =======      =======   ======    ======     ======       ======
Total return(b).....................................    (16.60)%       9.78%   34.83%    (7.47)%    (6.00)%      23.60%
                                                       =======      =======   ======    ======     ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $ 8,760      $11,289   $4,772    $1,275     $1,845       $1,932
Ratio of operating expenses to average net assets...      2.35%(e)     2.16%    2.04%     2.06%      1.98%        2.02%
Ratio of net investment income/(loss) to average net
 assets.............................................      0.05%(e)    (0.19)%   0.17%    (0.44)%    (0.27)%      (0.19)%
Portfolio turnover rate.............................        32%          85%     140%       76%        69%          53%
Ratio of operating expenses to average net assets
 without expense waivers............................      2.36%(e)     2.17%    2.04%     2.06%      1.98%        2.02%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class C Shares commenced operations on January 13, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                                  Small-Cap Value Fund(a)
                                                             -----------------------------------------------------------------
                                                             Period Ended     Year     Year       Year       Year       Year
                                                             12/31/02(c)     Ended     Ended     Ended      Ended      Ended
                                                             (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                               Class Y      Class Y   Class Y   Class Y    Class Y    Class Y
                                                             ------------  ---------- -------  ---------- ---------- ----------
Net asset value, beginning of period........................   $ 16.98      $ 16.44   $ 12.20   $ 13.13    $ 14.25    $ 12.04
                                                               -------      -------   -------   -------    -------    -------
Income/(Loss) from investment operations:
Net investment income.......................................      0.07         0.13      0.16      0.07       0.09       0.11
Net realized and unrealized gain/(loss) on investments......     (2.81)        1.42      4.23     (0.92)     (0.85)      2.84
                                                               -------      -------   -------   -------    -------    -------
Total from investment operations............................     (2.74)        1.55      4.39     (0.85)     (0.76)      2.95
                                                               -------      -------   -------   -------    -------    -------
Less distributions:
Dividends from net investment income........................        --        (0.07)    (0.15)    (0.08)     (0.09)     (0.10)
Distributions from net realized capital gains...............     (0.12)       (0.94)       --        --      (0.27)     (0.64)
                                                               -------      -------   -------   -------    -------    -------
Total distributions.........................................     (0.12)       (1.01)    (0.15)    (0.08)     (0.36)     (0.74)
                                                               -------      -------   -------   -------    -------    -------
Net asset value, end of period..............................   $ 14.12      $ 16.98   $ 16.44   $ 12.20    $ 13.13    $ 14.25
                                                               =======      =======   =======   =======    =======    =======
Total return(b).............................................    (16.13)%      10.84%    36.11%    (6.45)%    (5.01)%    24.84%
                                                               =======      =======   =======   =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................   $34,985      $45,122   $44,955   $31,920    $59,432    $71,251
Ratio of operating expenses to average net assets...........      1.35%(d)     1.16%     1.04%     1.06%      0.98%      1.02%
Ratio of net investment income to average net assets........      1.05%(d)     0.81%     1.17%     0.56%      0.72%      0.81%
Portfolio turnover rate.....................................        32%          85%      140%       76%        69%        53%
Ratio of operating expenses to average net assets without
 expense waivers............................................      1.36%(d)     1.17%     1.04%     1.06%      0.98%      1.02%

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Small-Cap Value Fund in particular.

9. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                       MUNDER SMALL COMPANY GROWTH FUND
                           CLASS A, B, C & Y SHARES

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Small Company Growth Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Small Company Growth Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993     13.14
1994     (2.53)
1995     30.01
1996     37.17
1997     25.55
1998     (7.23)
1999      2.31
2000     (9.44)
2001    (12.60)
2002    (33.26)

Year-to-date through 3/31/03: (5.07)%

Best Quarter:    26.30% (quarter ended 12/31/01)
Worst Quarter: (28.79)% (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                              Since
                                                   1 Year  5 Years 10 Years Inception
                                                     %        %       %      %/(1)/
Class Y
  Return Before Taxes                              (33.26) (12.90)   2.16     4.33
  Return After Taxes on Distributions              (33.26) (13.47)   0.66     2.93
  Return After Taxes on Distributions and Sale of
   Fund Shares                                     (20.42)  (9.58)   1.82     3.65
  Russell 2000 Growth Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)         (30.27)  (6.59)   2.62     3.91

SUPSCG603

                                                                              Since
                                                   1 Year  5 Years 10 Years Inception
                                                     %        %       %      %/(1)/
Class A
  Return Before Taxes                              (37.10) (13.84)   1.51      1.92
  Russell 2000 Growth Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)         (30.27)  (6.59)   2.62      2.88
Class B
  Return Before Taxes                              (37.21) (14.04)     --      0.73
  Russell 2000 Growth Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)         (30.27)  (6.59)     --      2.02
Class C
  Return Before Taxes                              (34.55) (13.75)     --     (2.23)
  Russell 2000 Growth Index/(2)/ (reflects no
   deductions for fees, expenses or taxes)         (30.27)  (6.59)     --     (1.34)

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 12/1/91, 11/23/92, 4/28/94 and 9/26/95, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of
   12/1/91, 12/1/92, 5/1/94 and 10/1/95, respectively.
(2)The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates.

3. The following sentence is hereby added at the end of the current text of footnote (e) to the table appearing under the heading of "Fees & Expenses," which begins on page 5 of the Prospectus:

   The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   -- Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

7. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                      Small Company Growth Fund(a)
                                                  -------------------------------------------------------------------
                                                  Period Ended      Year       Year       Year       Year       Year
                                                  12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class A       Class A    Class A    Class A    Class A    Class A
                                                  ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 11.37       $ 15.01    $ 20.18    $ 16.53    $ 19.96    $ 21.61
                                                    -------       -------    -------    -------    -------    -------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.06)        (0.11)     (0.11)     (0.15)     (0.07)     (0.13)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.34)        (3.53)     (4.09)      3.80      (2.15)      2.59
                                                    -------       -------    -------    -------    -------    -------
Total from investment operations.................     (2.40)        (3.64)     (4.20)      3.65      (2.22)      2.46
                                                    -------       -------    -------    -------    -------    -------
Less distributions:
Distributions from net realized capital gains....        --            --      (0.44)        --      (1.21)     (4.11)
Distributions in excess of net realized gains....        --            --      (0.42)        --         --         --
Distributions from capital.......................        --            --      (0.11)        --         --         --
                                                    -------       -------    -------    -------    -------    -------
Total distributions..............................        --            --      (0.97)        --      (1.21)     (4.11)
                                                    -------       -------    -------    -------    -------    -------
Net asset value, end of period...................   $  8.97       $ 11.37    $ 15.01    $ 20.18    $ 16.53    $ 19.96
                                                    =======       =======    =======    =======    =======    =======
Total return(b)..................................    (21.18)%      (24.18)%   (21.39)%    22.26%    (10.92)%    12.41%
                                                    =======       =======    =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $ 4,353       $ 6,288    $11,151    $16,611    $25,729    $20,909
Ratio of operating expenses to average net
 assets..........................................      1.59%(d)      1.33%      1.28%      1.26%      1.22%      1.20%
Ratio of net investment loss to average net
 assets..........................................     (1.22)%(d)    (0.91)%    (0.69)%    (0.89)%    (0.44)%    (0.57)%
Portfolio turnover rate..........................        19%           61%       162%       158%       108%       123%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.59%(d)      1.33%      1.28%      1.26%      1.22%      1.20%

--------------------------------------------------------------------------------
(a)The Munder Small Company Growth Fund Class A Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      Small Company Growth Fund(a)
                                                  -------------------------------------------------------------------
                                                  Period Ended      Year       Year       Year       Year       Year
                                                  12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class B       Class B    Class B    Class B    Class B    Class B
                                                  ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 10.37       $ 13.78    $ 18.75     $15.71    $ 19.16    $ 21.05
                                                    -------       -------    -------     ------    -------    -------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.08)        (0.19)     (0.22)     (0.26)     (0.19)     (0.28)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.14)        (3.22)     (3.78)      3.30      (2.05)      2.50
                                                    -------       -------    -------     ------    -------    -------
Total from investment operations.................     (2.22)        (3.41)     (4.00)      3.04      (2.24)      2.22
                                                    -------       -------    -------     ------    -------    -------
Less distributions:
Distributions from net realized capital gains....        --            --      (0.44)        --      (1.21)     (4.11)
Distributions in excess of net realized gains....        --            --      (0.42)        --         --         --
Distributions from capital.......................        --            --      (0.11)        --         --         --
                                                    -------       -------    -------     ------    -------    -------
Total distributions..............................        --            --      (0.97)        --      (1.21)     (4.11)
                                                    -------       -------    -------     ------    -------    -------
Net asset value, end of period...................   $  8.15       $ 10.37    $ 13.78     $18.75    $ 15.71    $ 19.16
                                                    =======       =======    =======     ======    =======    =======
Total return(b)..................................    (21.48)%      (24.67)%   (21.88)%    19.49%    (11.55)%    11.51%
                                                    =======       =======    =======     ======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $ 2,926       $ 4,397    $ 6,691     $8,562    $ 8,745    $14,013
Ratio of operating expenses to average net
 assets..........................................      2.34%(d)      2.08%      2.03%      2.01%      1.97%      1.95%
Ratio of net investment loss to average net
 assets..........................................     (1.97)%(d)    (1.66)%    (1.44)%    (1.64)%    (1.19)%    (1.32)%
Portfolio turnover rate..........................        19%           61%       162%       158%       108%       123%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.34%(d)      2.08%      2.03%      2.01%      1.97%      1.95%

--------------------------------------------------------------------------------
(a)The Munder Small Company Growth Fund Class B Shares commenced operations on April 28, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                      Small Company Growth Fund(a)
                                                  -------------------------------------------------------------------
                                                  Period Ended      Year       Year       Year       Year       Year
                                                  12/31/02(c)      Ended      Ended      Ended      Ended      Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c)
                                                    Class C       Class C    Class C    Class C    Class C    Class C
                                                  ------------   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............   $ 10.55       $ 14.01    $ 19.07     $15.97    $ 19.46     $21.32
                                                    -------       -------    -------     ------    -------     ------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.09)        (0.19)     (0.22)     (0.26)     (0.19)     (0.28)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.17)        (3.27)     (3.87)      3.36      (2.09)      2.53
                                                    -------       -------    -------     ------    -------     ------
Total from investment operations.................     (2.26)        (3.46)     (4.09)      3.10      (2.28)      2.25
                                                    -------       -------    -------     ------    -------     ------
Less distributions:
Distributions from net realized gains............        --            --      (0.44)        --      (1.21)     (4.11)
Distributions in excess of net realized gains....        --            --      (0.42)        --         --         --
Distributions from capital.......................        --            --      (0.11)        --         --         --
                                                    -------       -------    -------     ------    -------     ------
Total distributions..............................        --            --      (0.97)        --      (1.21)     (4.11)
                                                    -------       -------    -------     ------    -------     ------
Net asset value, end of period...................   $  8.29       $ 10.55    $ 14.01     $19.07    $ 15.97     $19.46
                                                    =======       =======    =======     ======    =======     ======
Total return(b)..................................    (21.42)%      (24.70)%   (21.95)%    19.49%    (11.58)%    11.50%
                                                    =======       =======    =======     ======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $ 1,189       $ 1,729    $ 2,584     $3,352    $ 3,839     $6,319
Ratio of operating expenses to average net
 assets..........................................      2.34%(d)      2.08%      2.03%      2.01%      1.97%      1.95%
Ratio of net investment loss to average net
 assets..........................................     (1.97)%(d)    (1.66)%    (1.44)%    (1.64)%    (1.19)%    (1.32)%
Portfolio turnover rate..........................        19%           61%       162%       158%       108%       123%
Ratio of operating expenses to average net assets
 without expense waivers.........................      2.34%(d)      2.08%      2.03%      2.01%      1.97%      1.95%

--------------------------------------------------------------------------------
(a)The Munder Small Company Growth Fund Class C Shares commenced operations on September 26, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                        Small Company Growth Fund(a)
                                                  ----------------------------------------------------------------------
                                                  Period Ended      Year       Year       Year        Year        Year
                                                  12/31/02(c)      Ended      Ended      Ended       Ended       Ended
                                                  (Unaudited)    6/30/02(c) 6/30/01(c) 6/30/00(c)  6/30/99(c)  6/30/98(c)
                                                    Class Y       Class Y    Class Y    Class Y     Class Y     Class Y
                                                  ------------   ---------- ---------- ----------  ----------  ----------
Net asset value, beginning of period.............   $ 11.49       $ 15.11    $ 20.29    $  16.83    $  20.26    $  21.84
                                                    -------       -------    -------    --------    --------    --------
Income/(Loss) from investment operations:
Net investment loss..............................     (0.05)        (0.08)     (0.07)      (0.11)      (0.03)      (0.07)
Net realized and unrealized gain/(loss) on
 investments.....................................     (2.37)        (3.54)     (4.14)       3.57       (2.17)       2.60
                                                    -------       -------    -------    --------    --------    --------
Total from investment operations.................     (2.42)        (3.62)     (4.21)       3.46       (2.20)       2.53
                                                    -------       -------    -------    --------    --------    --------
Less distributions:
Distributions in excess of net investment income.        --            --         --          --       (0.02)         --
Distributions from net realized capital gains....        --            --      (0.44)         --       (1.21)      (4.11)
Distributions in excess of net realized gains....        --            --      (0.42)         --          --          --
Distributions from capital.......................        --            --      (0.11)         --          --          --
                                                    -------       -------    -------    --------    --------    --------
Total distributions..............................        --            --      (0.97)         --       (1.23)      (4.11)
                                                    -------       -------    -------    --------    --------    --------
Net asset value, end of period...................   $  9.07       $ 11.49    $ 15.11    $  20.29    $  16.83    $  20.26
                                                    =======       =======    =======    ========    ========    ========
Total return(b)..................................    (21.06)%      (23.96)%   (21.20)%     20.63%     (10.62)%     12.57%
                                                    =======       =======    =======    ========    ========    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $29,205       $38,470    $62,348    $122,547    $163,827    $209,081
Ratio of operating expenses to average net
 assets..........................................      1.34%(d)      1.08%      1.03%       1.01%       0.97%       0.95%
Ratio of net investment loss to average net
 assets..........................................     (0.97)%(d)    (0.66)%    (0.44)%     (0.64)%     (0.19)%     (0.32)%
Portfolio turnover rate..........................        19%           61%       162%        158%        108%        123%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.34%(d)      1.08%      1.03%       1.01%       0.97%       0.95%

--------------------------------------------------------------------------------
(a)The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Small Company Growth Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

              MUNDER TAX-FREE BOND FUND CLASS A, B, C & Y SHARES

      Supplement Dated June 16, 2003 to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Tax-Free Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, the second paragraph is hereby amended to read in its entirety as follows:

   The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in municipal obligations, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

3. The reference to "debt securities" in the first sentence of the first paragraph under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus is hereby replaced in its entirety with the word "bond." In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading of "Goal and Principal Investment Strategies--Principal Risks," are hereby replaced with the word "bond" and "bonds," respectively.

4. Under the heading of "Principal Risks--State Specific Risk," which begins on page 2 of the Prospectus, the information is hereby amended to read in its entirety as follows:

   Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

5. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

SUPTFBOND603

Munder Tax-Free Bond Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995     16.07
1996      2.38
1997     10.13
1998      5.58
1999     (3.85)
2000     12.01
2001      3.72
2002     10.00

Year-to-date through 3/31/03: 1.17%

Best Quarter:    6.10% (quarter ended 3/31/95)
Worst Quarter: (2.93)% (quarter ended 6/30/99)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                                1 Year 5 Years Inception
                                                                                  %       %     %/(1)/
Class Y
 Return Before Taxes                                                            10.00   5.34     6.36
 Return After Taxes on Distributions                                             7.67   4.64     5.28
 Return After Taxes on Distributions and Sale of Fund Shares                     6.65   4.74     5.22
 Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                       10.77   6.52     7.49
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes) 10.32   6.30     7.28
Class A
 Return Before Taxes                                                             5.36   4.24     5.11
 Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                       10.77   6.52     7.20
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes) 10.32   6.30     7.00
Class B
 Return Before Taxes                                                             3.82   3.94     5.79
 Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                       10.77   6.52     8.55
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes) 10.32   6.30     8.33
Class C
 Return Before Taxes                                                             7.89   4.38     4.91
 Lehman 15-Year Muni Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                       10.77   6.52     7.14
 Lehman Blended Index/(2)/ (reflects no deductions for fees, expenses or taxes) 10.32   6.30     6.92

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 7/21/94, 10/9/95, 12/6/94 and 7/7/97, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 8/1/94, 10/1/95, 12/1/94 and 7/1/97, respectively.
(2)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index measure the performance of the investment grade tax-exempt bond market with maturities ranging from 17-22 years, 12-17 years and 8-12 years, respectively. The Lehman Blended Index is made up of 1/3 Lehman Brothers 20-year Municipal Bond Index, 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index.

6. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

    -- Investment Strategy
       The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

7. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 9 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

8. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

9. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                           Tax-Free Bond Fund(a)
                                                       -------------------------------------------------------------
                                                       Period Ended     Year       Year       Year     Year    Year
                                                         12/31/02      Ended      Ended      Ended     Ended   Ended
                                                       (Unaudited)   6/31/02(c) 6/30/01(c) 6/30/00(c) 6/30/99 6/30/98
                                                         Class A      Class A    Class A    Class A   Class A Class A
                                                       ------------  ---------- ---------- ---------- ------- -------
Net asset value, beginning of period..................    $10.46       $10.28     $ 9.79     $10.02   $10.73  $10.50
                                                          ------       ------     ------     ------   ------  ------
Income from investment operations:
Net investment income.................................      0.19         0.40       0.41       0.41     0.42    0.50
Net realized and unrealized gain/(loss) on investments      0.28         0.25       0.49      (0.14)   (0.32)   0.38
                                                          ------       ------     ------     ------   ------  ------
Total from investment operations......................      0.47         0.65       0.90       0.27     0.10    0.88
                                                          ------       ------     ------     ------   ------  ------
Less distributions:
Dividends from net investment income..................     (0.19)       (0.40)     (0.41)     (0.42)   (0.42)  (0.49)
Distributions from net realized gains.................     (0.31)       (0.07)        --      (0.08)   (0.39)  (0.16)
                                                          ------       ------     ------     ------   ------  ------
Total distributions...................................     (0.50)       (0.47)     (0.41)     (0.50)   (0.81)  (0.65)
                                                          ------       ------     ------     ------   ------  ------
Net asset value, end of period........................    $10.43       $10.46     $10.28     $ 9.79   $10.02  $10.73
                                                          ======       ======     ======     ======   ======  ======
Total return(b).......................................      4.48%        6.48%      9.35%      2.83%    0.83%   8.54%
                                                          ======       ======     ======     ======   ======  ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................    $4,885       $4,324     $2,529     $1,873   $2,336  $2,510
Ratio of operating expenses to average net assets.....      1.14%(d)     0.95%      1.01%      1.00%    0.98%   0.93%
Ratio of net investment income to average net assets..      3.47%(d)     3.83%      4.05%      4.26%    3.94%   4.60%
Portfolio turnover rate...............................         3%          17%        19%         6%      32%     61%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.14%(d)     0.95%      1.01%      1.00%    0.98%   0.93%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Bond Fund Class A Shares commenced operations on October 9, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                             Tax-Free Bond Fund(a)
                                                          -----------------------------------------------------------
                                                          Period Ended     Year       Year     Year    Year     Year
                                                            12/31/02      Ended      Ended     Ended   Ended    Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00 6/30/99  6/30/98
                                                            Class B      Class B    Class B   Class B Class B  Class B
                                                          ------------  ---------- ---------- ------- -------  -------
Net asset value, beginning of period.....................    $10.44       $10.27     $ 9.77   $10.02  $10.74   $10.52
                                                             ------       ------     ------   ------  ------   ------
Income from investment operations:
Net investment income....................................      0.14         0.32       0.34     0.34    0.34     0.41
Net realized and unrealized gain/(loss) on investments...      0.29         0.25       0.50    (0.16)  (0.33)    0.38
                                                             ------       ------     ------   ------  ------   ------
Total from investment operations.........................      0.43         0.57       0.84     0.18    0.01     0.79
                                                             ------       ------     ------   ------  ------   ------
Less distributions:
Dividends from net investment income.....................     (0.15)       (0.33)     (0.34)   (0.35)  (0.34)   (0.41)
Distributions from net realized gains....................     (0.31)       (0.07)        --    (0.08)  (0.39)   (0.16)
                                                             ------       ------     ------   ------  ------   ------
Total distributions......................................     (0.46)       (0.40)     (0.34)   (0.43)  (0.73)   (0.57)
                                                             ------       ------     ------   ------  ------   ------
Net asset value, end of period...........................    $10.41       $10.44     $10.27   $ 9.77  $10.02   $10.74
                                                             ======       ======     ======   ======  ======   ======
Total return(b)..........................................      4.10%        5.62%      8.66%    1.87%  (0.02)%   7.65%
                                                             ======       ======     ======   ======  ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $3,727       $3,300     $2,645   $  964  $  763   $  490
Ratio of operating expenses to average net assets........      1.89%(d)     1.70%      1.76%    1.75%   1.73%    1.68%
Ratio of net investment income to average net assets.....      2.72%(d)     3.08%      3.30%    3.51%   3.18%    3.85%
Portfolio turnover rate..................................         3%          17%        19%       6%     32%      61%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.89%(d)     1.70%      1.76%    1.75%   1.73%    1.68%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Bond Fund Class B Shares commenced operations on
   December 6, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                   Tax-Free Bond Fund(a)
                                                             --------------------------------------------------------------
                                                             Period Ended     Year       Year       Year     Year     Period
                                                               12/31/02      Ended      Ended      Ended     Ended     Ended
                                                             (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99   6/30/98
                                                               Class C      Class C    Class C    Class C   Class C   Class C
                                                             ------------  ---------- ---------- ---------- -------  -------
Net asset value, beginning of period........................    $10.48       $10.31     $ 9.80     $10.01   $10.73   $10.64
                                                                ------       ------     ------     ------   ------   ------
Income from investment operations:
Net investment income.......................................      0.15         0.32       0.34       0.34     0.34     0.41
Net realized and unrealized gain/(loss) on investments......      0.29         0.25       0.51      (0.12)   (0.33)    0.25
                                                                ------       ------     ------     ------   ------   ------
Total from investment operations............................      0.44         0.57       0.85       0.22     0.01     0.66
                                                                ------       ------     ------     ------   ------   ------
Less distributions:
Dividends from net investment income........................     (0.15)       (0.33)     (0.34)     (0.35)   (0.34)   (0.41)
Distributions from net realized gains.......................     (0.31)       (0.07)        --      (0.08)   (0.39)   (0.16)
                                                                ------       ------     ------     ------   ------   ------
Total distributions.........................................     (0.46)       (0.40)     (0.34)     (0.43)   (0.73)   (0.57)
                                                                ------       ------     ------     ------   ------   ------
Net asset value, end of period..............................    $10.46       $10.48     $10.31     $ 9.80   $10.01   $10.73
                                                                ======       ======     ======     ======   ======   ======
Total return(b).............................................      4.18%        5.60%      8.73%      2.28%   (0.03)%   6.34%
                                                                ======       ======     ======     ======   ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................    $  713       $  656     $  678     $  207   $  419   $   41
Ratio of operating expenses to average net assets...........      1.89%(d)     1.70%      1.76%      1.75%    1.73%    1.68%(d)
Ratio of net investment income to average net assets........      2.72%(d)     3.08%      3.30%      3.51%    3.19%    3.85%(d)
Portfolio turnover rate.....................................         3%          17%        19%         6%      32%      61%
Ratio of operating expenses to average net assets without
 expense waivers............................................      1.89%(d)     1.70%      1.76%      1.75%    1.73%    1.68%(d)

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Bond Fund Class C Shares commenced operations on July 7, 1997.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                   Tax-Free Bond Fund(a)
                                                             ----------------------------------------------------------------
                                                             Period Ended     Year       Year       Year       Year     Year
                                                               12/31/02      Ended      Ended      Ended      Ended     Ended
                                                             (Unaudited)   6/30/02(c) 6/30/01(a) 6/30/00(c) 6/30/99(c) 6/30/98
                                                               Class Y      Class Y    Class Y    Class Y    Class Y   Class Y
                                                             ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of period........................    $10.45       $10.28     $ 9.78     $10.02     $10.73   $10.51
                                                                ------       ------     ------     ------     ------   ------
Income from investment operations:
Net investment income.......................................      0.20         0.42       0.43       0.44       0.45     0.52
Net realized and unrealized gain/(loss) on investments......      0.28         0.25       0.51      (0.16)     (0.32)    0.37
                                                                ------       ------     ------     ------     ------   ------
Total from investment operations............................      0.48         0.67       0.94       0.28       0.13     0.89
                                                                ------       ------     ------     ------     ------   ------
Less distributions:
Dividends from net investment income........................     (0.20)       (0.43)     (0.44)     (0.44)     (0.45)   (0.51)
Distributions from net realized gains.......................     (0.31)       (0.07)        --      (0.08)     (0.39)   (0.16)
                                                                ------       ------     ------     ------     ------   ------
Total distributions.........................................     (0.51)       (0.50)     (0.44)     (0.52)     (0.84)   (0.67)
                                                                ------       ------     ------     ------     ------   ------
Net asset value, end of period..............................    $10.42       $10.45     $10.28     $ 9.78     $10.02   $10.73
                                                                ======       ======     ======     ======     ======   ======
Total return(b).............................................      4.62%        6.64%      9.74%      2.98%      1.08%    8.70%
                                                                ======       ======     ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................    $  209       $  208     $  370     $2,381     $2,827   $4,123
Ratio of operating expenses to average net assets...........      0.89%(d)     0.70%      0.76%      0.75%      0.73%    0.68%
Ratio of net investment income to average net assets........      3.72%(d)     4.08%      4.30%      4.51%      4.19%    4.85%
Portfolio turnover rate.....................................         3%          17%        19%         6%        32%      61%
Ratio of operating expenses to average net assets without
 expense waivers............................................      0.89%(d)     0.70%      0.76%      0.75%      0.73%    0.68%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July
   21, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 10-12 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Tax-Free Bond Fund in particular.

10.Under the heading of "Policies for Purchasing Shares--Accounts Below
   Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

11.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

12.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

13.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                       MUNDER TAX-FREE MONEY MARKET FUND
                              CLASS A & Y SHARES

                         Supplement Dated June 16, 2003
                      to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Tax-Free Money Market Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. The second sentence of the second paragraph under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus is hereby amended to read in its entirety as follows:

   Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above.

3. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder Tax-Free Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year

[CHART]

1993  2.06
1994  2.37
1995  2.38
1996  2.99
1997  3.14
1998  2.98
1999  2.77
2000  3.62
2001  2.32
2002  1.08

Year-to-date through 3/31/03: 0.17%

Best Quarter:  0.95% (quarter ended 12/31/00)
Worst Quarter: 0.22% (quarter ended 9/30/02)


SUPTFMM603

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                     Since
                           1 Year 5 Years 10 Years Inception
                             %       %       %      %/(1)/
                   Class Y  1.08   2.55     2.67     2.98
                   Class A  0.83   2.30     2.44     2.44

--------------------------------------------------------------------------------
(1)The inception dates for Class Y and Class A shares are 3/14/90 and 11/29/92, respectively.

4. Under the heading of "Fees & Expenses," which begins on page 4 of the Prospectus, a reference to footnote (1) is added to the rows entitled "Management Fees," "Shareholder Servicing Fees," "Other Operating Expenses" and "Total Annual Fund Operating Expenses." Footnote (1) is hereby added following the table to read in its entirety as follows:

    (1)The advisor and/or the distributor may voluntarily waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to any class of shares of the Fund in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor and the distributor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreement," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

5. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

   --Investment Strategy
   The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

6. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 7 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

7. The following information is hereby added under the heading of "Management of the Fund," which begins on page 13 of the Prospectus:

   Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor may waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to each class of shares of the Fund. Although it had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with MCM and the Fund's distributor ("Reimbursement Agreement").

   From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by the Fund or, in the case of class specific fees, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement will obligate MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

   To the extent that it enters into a Reimbursement Agreement with MCM and the distributor, the Fund may at a later date reimburse MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one day yield for that class of shares does not fall below the "Minimum One Day Yield" stipulated in the Reimbursement Agreement as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.

8. The "Financial Highlights" section of the Prospectus, which begins on page 14, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                        Tax-Free Money Market Fund(a)
                                                          ---------------------------------------------------------
                                                          Period Ended   Year     Year     Year     Year     Year
                                                            12/31/02     Ended    Ended    Ended    Ended    Ended
                                                          (Unaudited)   6/30/02  6/30/01  6/30/00  6/30/99  6/30/98
                                                            Class A     Class A  Class A  Class A  Class A  Class A
                                                          ------------  -------  -------  -------  -------  -------
Net asset value, beginning of period.....................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            -------     -------  -------  -------  -------  -------
Income from investment operations:
Net investment income....................................     0.003       0.012    0.031    0.029    0.025    0.028
                                                            -------     -------  -------  -------  -------  -------
Total from investment operations.........................     0.003       0.012    0.031    0.029    0.025    0.028
                                                            -------     -------  -------  -------  -------  -------
Less distributions:
Dividends from net investment income.....................    (0.003)     (0.012)  (0.031)  (0.029)  (0.025)  (0.028)
                                                            -------     -------  -------  -------  -------  -------
Total distributions......................................    (0.003)     (0.012)  (0.031)  (0.029)  (0.025)  (0.028)
                                                            -------     -------  -------  -------  -------  -------
Net asset value, end of period...........................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            =======     =======  =======  =======  =======  =======
Total return(b)..........................................      0.32%       1.24%    3.09%    2.94%    2.51%    2.87%
                                                            =======     =======  =======  =======  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $82,734     $75,422  $81,414  $80,887  $67,847  $72,007
Ratio of operating expenses to average net assets........      0.81%(c)    0.75%    0.81%    0.81%    0.80%    0.79%
Ratio of net investment income to average net assets.....      0.64%(c)    1.24%    3.03%    2.89%    2.48%    2.83%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      0.81%(c)    0.75%    0.81%    0.81%    0.80%    0.79%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Money Market Fund Class A Shares commenced operations on November 29, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

                                                                        Tax-Free Money Market Fund(a)
                                                          ---------------------------------------------------------
                                                          Period Ended   Year     Year     Year     Year     Year
                                                            12/31/02     Ended    Ended    Ended    Ended    Ended
                                                          (Unaudited)   6/30/02  6/30/01  6/30/00  6/30/99  6/30/98
                                                            Class Y     Class Y  Class Y  Class Y  Class Y  Class Y
                                                          ------------  -------  -------  -------  -------  -------
Net asset value, beginning of period.....................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            -------     -------  -------  -------  -------  -------
Income from investment operations:
Net investment income....................................     0.004       0.015    0.033    0.032    0.027    0.031
                                                            -------     -------  -------  -------  -------  -------
Total from investment operations.........................     0.004       0.015    0.033    0.032    0.027    0.031
                                                            -------     -------  -------  -------  -------  -------
Less distributions:
Dividends from net investment income.....................    (0.004)     (0.015)  (0.033)  (0.032)  (0.027)  (0.031)
                                                            -------     -------  -------  -------  -------  -------
Total distributions......................................    (0.004)     (0.015)  (0.033)  (0.032)  (0.027)  (0.031)
                                                            -------     -------  -------  -------  -------  -------
Net asset value, end of period...........................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            =======     =======  =======  =======  =======  =======
Total return(b)..........................................      0.45%       1.49%    3.34%    3.20%    2.76%    3.13%
                                                            =======     =======  =======  =======  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $11,174     $19,819  $11,879  $16,541  $21,791  $20,397
Ratio of operating expenses to average net assets........      0.56%(c)    0.50%    0.56%    0.56%    0.55%    0.54%
Ratio of net investment income to average net assets.....      0.89%(c)    1.49%    3.31%    3.14%    2.73%    3.08%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      0.56%(c)    0.50%    0.56%    0.56%    0.55%    0.54%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

The changes numbered 9-11 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Tax-Free Money Market Fund in particular.

9. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

10.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

11.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

12.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
                           CLASS A, B, C & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder Tax-Free Short & Intermediate Bond Fund ("Fund"), formerly a series of The Munder Funds Trust, was renamed Munder Tax-Free Short & Intermediate Bond Fund and was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. All references in the Prospectus to the Fund's name are hereby changed to "Munder Tax-Free Short & Intermediate Bond Fund."

3. Under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, the second paragraph is hereby amended to read in its entirety as follows:

   The Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above. For the purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

4. The reference to "debt securities" in the first sentence of the first paragraph under the heading of "Goal and Principal Investment Strategies--Principal Investment Strategies," which begins on page 1 of the Prospectus, is hereby replaced in its entirety with the word "bonds." In addition, all references to the terms "fixed income security" or "fixed income securities" under the heading of "Goal and Principal Investment Strategies--Principal Risks," are hereby replaced with the word "bond" and "bonds," respectively.

5. Under the heading of "Principal Risks--State Specific Risk," which begins on page 2 of the Prospectus, the information is hereby amended to read in its entirety as follows:

   Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

6. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

SUPTFSBOND603

Munder Tax-Free Short & Intermediate Bond Fund CLASS A

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1993   7.05
1994  (2.68)
1995  11.33
1996   3.02
1997   5.61
1998   4.69
1999  (0.10)
2000   6.37
2001   5.05
2002   6.99


Year-to-date through 3/31/03: 0.67%

Best Quarter:    4.51% (quarter ended 3/31/95)
Worst Quarter: (3.25)% (quarter ended 12/31/94)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                             Since
                                                   1 Year 5 Years 10 Years Inception
                                                     %       %       %      %/(1)/
Class A
  Return Before Taxes                               2.72   3.71     4.24     4.27
  Return After Taxes on Distributions               1.19   3.31     3.31     3.34
  Return After Taxes on Distributions and Sale of
   Fund Shares                                      1.80   3.39     3.33     3.35
  Lehman Int. Short Muni Index/5-Year G. O.
   Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                               8.38   5.64     5.84     5.87
Class B
  Return Before Taxes                               1.29   3.45       --     4.07
  Lehman Int. Short Muni Index/5-Year G. O.
   Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                               8.38   5.64       --     6.01
Class C
  Return Before Taxes                               5.24     --       --     4.03
  Lehman Int. Short Muni Index/5-Year G. O.
   Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                               8.38     --       --     5.76
Class Y
  Return Before Taxes                               7.36   4.85     4.90     4.92
  Lehman Int. Short Muni Index/5-Year G. O.
   Index/(2)/ (reflects no deductions for fees,
   expenses or taxes)                               8.38   5.64     5.84     5.84

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B, Class C and Class Y shares are 11/30/92, 5/16/96, 7/8/98 and 12/17/92, respectively. The index returns from inception for Class A, Class B, Class C and Class Y shares are as of
   12/1/92, 6/1/96, 7/1/98 and 1/1/93, respectively.
(2)The Lehman Brothers Mutual Fund Intermediate Short Municipal Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and ten years. Prior to July 31, 1993 the Tax-Free Short & Intermediate Bond Fund is compared to the Lehman Brothers 5 Year General Obligation Index, a performance benchmark for the short-term investment-grade tax-exempt bond market.

7. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 8 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

  .  Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

8. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

9. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 10 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

10.The "Financial Highlights" section of the Prospectus, which begins on page
   16, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                     Tax-Free Short & Intermediate Bond Fund(a)
                                                          ----------------------------------------------------------------
                                                          Period Ended     Year       Year       Year       Year     Year
                                                            12/31/02      Ended      Ended      Ended      Ended     Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                            Class A      Class A    Class A    Class A    Class A   Class A
                                                          ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of period.....................    $10.54       $10.40     $10.05     $10.22     $10.46   $10.41
                                                             ------       ------     ------     ------     ------   ------
Income from investment operations:
Net investment income....................................      0.17         0.37       0.39       0.38       0.38     0.43
Net realized and unrealized gain/(loss) on investments...      0.17         0.20       0.35      (0.12)     (0.14)    0.13
                                                             ------       ------     ------     ------     ------   ------
Total from investment operations.........................      0.34         0.57       0.74       0.26       0.24     0.56
                                                             ------       ------     ------     ------     ------   ------
Less distributions:
Dividends from net investment income.....................     (0.18)       (0.37)     (0.39)     (0.38)     (0.38)   (0.42)
Distributions from net realized gains....................     (0.09)       (0.06)        --      (0.05)     (0.10)   (0.09)
                                                             ------       ------     ------     ------     ------   ------
Total distributions......................................     (0.27)       (0.43)     (0.39)     (0.43)     (0.48)   (0.51)
                                                             ------       ------     ------     ------     ------   ------
Net asset value, end of period...........................    $10.61       $10.54     $10.40     $10.05     $10.22   $10.46
                                                             ======       ======     ======     ======     ======   ======
Total return(b)..........................................      3.17%        5.60%      7.51%      2.68%      2.27%    5.44%
                                                             ======       ======     ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $9,266       $8,207     $5,899     $5,745     $5,642   $6,554
Ratio of operating expenses to average net assets........      1.01%(d)     0.94%      0.97%      0.97%      0.96%    0.94%
Ratio of net investment income to average net assets.....      3.23%(d)     3.55%      3.79%      3.75%      3.64%    4.07%
Portfolio turnover rate..................................         6%          10%        23%        15%        25%      27%
Ratio of operating expenses to average net assets
 without expense waivers.................................      1.01%(d)     0.94%      0.97%      0.97%      0.96%    0.94%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Short & Intermediate Bond Fund (formerly Munder Tax-Free Short-Intermediate Bond Fund) Class A Shares commenced operations on
   November 30, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                             Tax-Free Short & Intermediate Bond Fund(a)
                                                  ----------------------------------------------------------------
                                                  Period Ended     Year       Year       Year       Year     Year
                                                    12/31/02      Ended      Ended      Ended      Ended     Ended
                                                  (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                    Class B      Class B    Class B    Class B    Class B   Class B
                                                  ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............    $10.53       $10.38     $10.03     $10.21     $10.45   $10.40
                                                     ------       ------     ------     ------     ------   ------
Income from investment operations:
Net investment income............................      0.13         0.29       0.31       0.30       0.30     0.37
Net realized and unrealized gain/(loss) on
 investments.....................................      0.17         0.22       0.36      (0.12)     (0.13)    0.11
                                                     ------       ------     ------     ------     ------   ------
Total from investment operations.................      0.30         0.51       0.67       0.18       0.17     0.48
                                                     ------       ------     ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............     (0.14)       (0.30)     (0.32)     (0.31)     (0.31)   (0.34)
Distributions from net realized gains............     (0.09)       (0.06)        --      (0.05)     (0.10)   (0.09)
                                                     ------       ------     ------     ------     ------   ------
Total distributions..............................     (0.23)       (0.36)     (0.32)     (0.36)     (0.41)   (0.43)
                                                     ------       ------     ------     ------     ------   ------
Net asset value, end of period...................    $10.60       $10.53     $10.38     $10.03     $10.21   $10.45
                                                     ======       ======     ======     ======     ======   ======
Total return(b)..................................      2.78%        4.91%      6.72%      1.82%      1.51%    4.68%
                                                     ======       ======     ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............    $5,284       $3,401     $1,987     $1,377     $1,285   $  465
Ratio of operating expenses to average net assets      1.76%(d)     1.69%      1.72%      1.72%      1.71%    1.69%
Ratio of net investment income to average net
 assets..........................................      2.48%(d)     2.80%      3.04%      3.00%      2.88%    3.32%
Portfolio turnover rate..........................         6%          10%        23%        15%        25%      27%
Ratio of operating expenses to average net assets
 without expense waivers.........................      1.76%(d)     1.69%      1.72%      1.72%      1.71%    1.69%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Short & Intermediate Bond Fund (formerly Munder Tax-Free Short-Intermediate Bond Fund) Class B Shares commenced operations on May 16, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                  Tax-Free Short & Intermediate Bond Fund(a)
                                                          -------------------------------------------------------
                                                          Period Ended     Year       Year       Year      Period
                                                            12/31/02      Ended      Ended      Ended      Ended
                                                          (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c)
                                                            Class C      Class C    Class C    Class C    Class C
                                                          ------------  ---------- ---------- ---------- ----------
Net asset value, beginning of period.....................    $10.61       $10.46     $10.10     $10.28     $10.48
                                                             ------       ------     ------     ------     ------
Income from investment operations:
Net investment income....................................      0.13         0.29       0.32       0.30       0.30
Net realized and unrealized gain/(loss) on investments...      0.17         0.22       0.36      (0.12)     (0.09)
                                                             ------       ------     ------     ------     ------
Total from investment operations.........................      0.30         0.51       0.68       0.18       0.21
                                                             ------       ------     ------     ------     ------
Less distributions:
Dividends from net investment income.....................     (0.14)       (0.30)     (0.32)     (0.31)     (0.31)
Distributions from net realized gains....................     (0.09)       (0.06)        --      (0.05)     (0.10)
                                                             ------       ------     ------     ------     ------
Total distributions......................................     (0.23)       (0.36)     (0.32)     (0.36)     (0.41)
                                                             ------       ------     ------     ------     ------
Net asset value, end of period...........................    $10.68       $10.61     $10.46     $10.10     $10.28
                                                             ======       ======     ======     ======     ======
Total return(b)..........................................      2.76%        4.88%      6.78%      1.81%      1.90%
                                                             ======       ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $4,692       $2,197     $  302     $  248     $  152
Ratio of operating expenses to average net assets........      1.76%(d)     1.69%      1.72%      1.72%      1.71%(d)
Ratio of net investment income to average net assets.....      2.48%(d)     2.80%      3.04%      3.00%      2.98%(d)
Portfolio turnover rate..................................         6%          10%        23%        15%        25%
Ratio of operating expenses to average net assets without
 expense waivers.........................................      1.76%(d)     1.69%      1.72%      1.72%      1.71%(d)

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Short & Intermediate Bond Fund (formerly Munder Tax-Free Short-Intermediate Bond Fund) Class C Shares commenced operations on July 8, 1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                   Tax-Free Short & Intermediate Bond Fund(a)
                                                        ----------------------------------------------------------------
                                                        Period Ended     Year       Year       Year       Year     Year
                                                          12/31/02      Ended      Ended      Ended      Ended     Ended
                                                        (Unaudited)   6/30/02(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98
                                                          Class Y      Class Y    Class Y    Class Y    Class Y   Class Y
                                                        ------------  ---------- ---------- ---------- ---------- -------
Net asset value, beginning of period...................    $10.55       $10.41     $10.06     $10.22     $10.47   $10.42
                                                           ------       ------     ------     ------     ------   ------
Income from investment operations:
Net investment income..................................      0.18         0.40       0.41       0.40       0.41     0.45
Net realized and unrealized gain/(loss) on investments.      0.17         0.20       0.36      (0.10)     (0.15)    0.14
                                                           ------       ------     ------     ------     ------   ------
Total from investment operations.......................      0.35         0.60       0.77       0.30       0.26     0.59
                                                           ------       ------     ------     ------     ------   ------
Less distributions:
Dividends from net investment income...................     (0.19)       (0.40)     (0.42)     (0.41)     (0.41)   (0.45)
Distributions from net realized gains..................     (0.09)       (0.06)        --      (0.05)     (0.10)   (0.09)
                                                           ------       ------     ------     ------     ------   ------
Total distributions....................................     (0.28)       (0.46)     (0.42)     (0.46)     (0.51)   (0.54)
Net asset value, end of period.........................    $10.62       $10.55     $10.41     $10.06     $10.22   $10.47
                                                           ======       ======     ======     ======     ======   ======
Total return(b)........................................      3.29%        5.86%      7.77%      3.04%      2.42%    5.70%
                                                           ======       ======     ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................    $2,950       $2,923     $3,309     $6,867     $7,905   $9,419
Ratio of operating expenses to average net assets......      0.76%(d)     0.69%      0.72%      0.72%      0.71%    0.69%
Ratio of net investment income to average net assets...      3.48%(d)     3.80%      4.04%      4.00%      3.88%    4.32%
Portfolio turnover rate................................         6%          10%        23%        15%        25%      27%
Ratio of operating expenses to average net assets
 without expense waivers...............................      0.76%(d)     0.69%      0.72%      0.72%      0.71%    0.69%

--------------------------------------------------------------------------------
(a)The Munder Tax-Free Short & Intermediate Bond Fund (formerly Munder Tax-Free Short-Intermediate Bond Fund) Class Y Shares commenced operations on
   December 17, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

The changes numbered 11-13 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the Tax-Free Short & Intermediate Bond Fund in particular.

11.Under the heading of "Policies for Purchasing Shares--Accounts Below
   Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

12.The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

13.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

14.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                      MUNDER U.S. GOVERNMENT INCOME FUND
                           CLASS A, B, C & Y SHARES

                       Supplement Dated June 16, 2003 to
                       Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder U.S. Government Income Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder U.S. Government Income Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1995    17.49
1996     3.13
1997     8.99
1998     7.50
1999    (0.88)
2000    11.64
2001     7.77
2002    10.10

Year-to-date through 3/31/03: 0.87%

Best Quarter:   5.97 % (quarter ended 6/30/95)
Worst Quarter: (2.08)% (quarter ended 3/31/96)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                      Since
                                                     1 Year 5 Years Inception
                                                       %       %     %/(1)/
  Class Y
    Return Before Taxes                              10.10   7.14     7.61
    Return After Taxes on Distributions               7.73   4.64     4.92
    Return After Taxes on Distributions and Sale of
     Fund Shares                                      6.14   4.45     4.75
    Lehman Gov't Bond Index/(2)/ (reflects no
     deductions for fees, expenses or taxes)         11.50   7.77     8.19

SUPUSGVT603

                                                                                             Since
                                                                            1 Year 5 Years Inception
                                                                              %       %      %/(1)/
Class A
 Return Before Taxes                                                         5.35   5.98     6.84
 Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                   11.50   7.77     8.04
Class B
 Return Before Taxes                                                         3.90   5.75     6.13
 Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                   11.50   7.77     7.75
Class C
 Return Before Taxes                                                         7.91   6.05     6.35
 Lehman Gov't Bond Index/(2)/ (reflects no deductions for fees, expenses or
   taxes)                                                                   11.50   7.77     8.25

--------------------------------------------------------------------------------
(1)The inception dates for the Class Y, Class A, Class B and Class C shares are 7/5/94, 7/28/94, 9/6/95 and 8/12/96, respectively. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 7/1/94, 8/1/94, 9/1/95 and 8/1/96, respectively.
(2)The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporation and corporate debt guaranteed by the U.S. Government.

3. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

  .  Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

4. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 8 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

5. Under the heading of "Your Investment--Share Class Selection--Class B Shares," which begins on page 11 of the Prospectus, the fourth bullet point is hereby amended to read in its entirety as follows:

   Automatic conversion to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance, thus reducing future annual expenses. Please see the Statement of Additional Information for information regarding the conversion feature of shares purchased prior to June 16, 2003.

6. The "Financial Highlights" section of the Prospectus, which begins on page 18, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                        U.S. Government Income Fund(a)
                                                       ---------------------------------------------------------------
                                                       Period Ended     Year     Year      Year         Year     Year
                                                       12/31/02(c)     Ended     Ended    Ended        Ended     Ended
                                                       (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c)   6/30/99(c) 6/30/98
                                                         Class A      Class A   Class A  Class A      Class A   Class A
                                                       ------------  ---------- ------- ----------   ---------- -------
Net asset value, beginning of period..................   $ 10.53      $ 10.20   $ 9.79    $10.03       $10.38   $10.09
                                                         -------      -------   ------    ------       ------   ------
Income from investment operations:
Net investment income.................................      0.26         0.56     0.60      0.59         0.59     0.61
Net realized and unrealized gain/(loss) on investments      0.25         0.35     0.42     (0.23)       (0.37)    0.35
                                                         -------      -------   ------    ------       ------   ------
Total from investment operations......................      0.51         0.91     1.02      0.36         0.22     0.96
                                                         -------      -------   ------    ------       ------   ------
Less distributions:
Dividends from net investment income..................     (0.29)       (0.58)   (0.61)    (0.60)       (0.55)   (0.61)
Distributions from net realized gains.................        --           --       --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains.........        --           --       --     (0.00)(d)    (0.01)      --
                                                         -------      -------   ------    ------       ------   ------
Total distributions...................................     (0.29)       (0.58)   (0.61)    (0.60)       (0.57)   (0.67)
                                                         -------      -------   ------    ------       ------   ------
Net asset value, end of period........................   $ 10.75      $ 10.53   $10.20    $ 9.79       $10.03   $10.38
                                                         =======      =======   ======    ======       ======   ======
Total return(b).......................................      4.90%        9.15%   10.52%     3.84%        2.12%    9.71%
                                                         =======      =======   ======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $15,115      $12,739   $8,153    $3,988       $4,516   $2,598
Ratio of operating expenses to average net assets.....      1.01%(e)     0.94%    0.97%     0.97%        0.96%    0.94%
Ratio of net investment income to average net assets..      4.82%(e)     5.37%    5.86%     6.07%        5.76%    6.00%
Portfolio turnover rate...............................        20%          19%      23%       15%          23%      85%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.01%(e)     0.94%    0.97%     0.97%        0.96%    0.94%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class A Shares commenced operations on July 28, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                        U.S. Government Income Fund(a)
                                                       ----------------------------------------------------------------
                                                       Period Ended     Year     Year       Year         Year     Year
                                                       12/31/02(c)     Ended     Ended     Ended        Ended     Ended
                                                       (Unaudited)   6/30/02(c) 6/30/01  6/30/00(c)   6/30/99(c) 6/30/98
                                                         Class B      Class B   Class B   Class B      Class B   Class B
                                                       ------------  ---------- -------  ----------   ---------- -------
Net asset value, beginning of period..................   $ 10.55      $ 10.21   $  9.79    $10.03       $10.38   $10.09
                                                         -------      -------   -------    ------       ------   ------
Income from investment operations:
Net investment income.................................      0.22         0.48      0.52      0.52         0.52     0.50
Net realized and unrealized gain/(loss) on investments      0.24         0.36      0.43     (0.24)       (0.37)    0.38
                                                         -------      -------   -------    ------       ------   ------
Total from investment operations......................      0.46         0.84      0.95      0.28         0.15     0.88
                                                         -------      -------   -------    ------       ------   ------
Less distributions:
Dividends from net investment income..................     (0.25)       (0.50)    (0.53)    (0.52)       (0.48)   (0.53)
Distributions from net realized gains.................        --           --        --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gain..........        --           --        --     (0.00)(d)    (0.01)      --
                                                         -------      -------   -------    ------       ------   ------
Total distributions...................................     (0.25)       (0.50)    (0.53)    (0.52)       (0.50)   (0.59)
                                                         -------      -------   -------    ------       ------   ------
Net asset value, end of period........................   $ 10.76      $ 10.55   $ 10.21    $ 9.79       $10.03   $10.38
                                                         =======      =======   =======    ======       ======   ======
Total return(b).......................................      4.39%        8.43%     9.90%     2.97%        1.36%    8.89%
                                                         =======      =======   =======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................   $22,777      $14,759   $10,455    $5,270       $4,690   $  970
Ratio of operating expenses to average net assets.....      1.76%(e)     1.69%     1.72%     1.72%        1.71%    1.69%
Ratio of net investment income to average net assets..      4.07%(e)     4.62%     5.11%     5.32%        5.01%    5.25%
Portfolio turnover rate...............................        20%          19%       23%       15%          23%      85%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.76%(e)     1.69%     1.72%     1.72%        1.71%    1.69%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class B Shares commenced operations on September 6, 1995.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                        U.S. Government Income Fund(a)
                                                       ---------------------------------------------------------------
                                                       Period Ended     Year     Year      Year         Year     Year
                                                       12/31/02(c)     Ended     Ended    Ended        Ended     Ended
                                                       (Unaudited)   6/30/02(c) 6/30/01 6/30/00(c)   6/30/99(c) 6/30/98
                                                         Class C      Class C   Class C  Class C      Class C   Class C
                                                       ------------  ---------- ------- ----------   ---------- -------
Net asset value, beginning of period..................    $10.53       $10.20   $ 9.77    $10.02       $10.37   $10.09
                                                          ------       ------   ------    ------       ------   ------
Income from investment operations:
Net investment income.................................      0.22         0.48     0.52      0.52         0.52     0.50
Net realized and unrealized gain/(loss) on investments      0.25         0.35     0.44     (0.25)       (0.37)    0.37
                                                          ------       ------   ------    ------       ------   ------
Total from investment operations......................      0.47         0.83     0.96      0.27         0.15     0.87
                                                          ------       ------   ------    ------       ------   ------
Less distributions:
Dividends from net investment income..................     (0.25)       (0.50)   (0.53)    (0.52)       (0.48)   (0.53)
Distributions from net realized gains.................        --           --       --     (0.00)(d)    (0.01)   (0.06)
Distributions in excess of net realized gains.........        --           --       --     (0.00)(d)    (0.01)      --
                                                          ------       ------   ------    ------       ------   ------
Total distributions...................................     (0.25)       (0.50)   (0.53)    (0.52)       (0.50)   (0.59)
                                                          ------       ------   ------    ------       ------   ------
Net asset value, end of period........................    $10.75       $10.53   $10.20    $ 9.77       $10.02   $10.37
                                                          ======       ======   ======    ======       ======   ======
Total return(b).......................................      4.50%        8.33%   10.02%     2.87%        1.35%    8.82%
                                                          ======       ======   ======    ======       ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................    $3,949       $2,295   $2,301    $1,228       $1,187   $  101
Ratio of operating expenses to average net assets.....      1.76%(e)     1.69%    1.72%     1.72%        1.71%    1.69%
Ratio of net investment income to average net assets..      4.07%(e)     4.62%    5.11%     5.32%        5.01%    5.25%
Portfolio turnover rate...............................        20%          19%      23%       15%          23%      85%
Ratio of operating expenses to average net assets
 without expense waivers..............................      1.76%(e)     1.69%    1.72%     1.72%        1.71%    1.69%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class C Shares commenced operations on August 12, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

                                                                    U.S. Government Income Fund(a)
                                                  ------------------------------------------------------------------
                                                  Period Ended     Year      Year       Year         Year     Year
                                                  12/31/02(c)      Ended     Ended     Ended        Ended     Ended
                                                  (Unaudited)   06/30/02(c) 6/30/01  6/30/00(c)   6/30/99(c) 6/30/98
                                                    Class Y       Class Y   Class Y   Class Y      Class Y   Class Y
                                                  ------------  ----------- -------  ----------   ---------- -------
Net asset value, beginning of period.............   $ 10.54       $ 10.21   $  9.79   $ 10.03      $ 10.38   $ 10.09
                                                    -------       -------   -------   -------      -------   -------
Income from investment operations:
Net investment income............................      0.28          0.59      0.62      0.62         0.62      0.62
Net realized and unrealized gain/(loss) on
 investments.....................................      0.25          0.35      0.43     (0.24)       (0.37)     0.36
                                                    -------       -------   -------   -------      -------   -------
Total from investment operations.................      0.53          0.94      1.05      0.38         0.25      0.98
                                                    -------       -------   -------   -------      -------   -------
Less distributions:
Dividends from net investment income.............     (0.31)        (0.61)    (0.63)    (0.62)       (0.58)    (0.63)
Distributions from net realized gains............        --            --        --     (0.00)(d)    (0.01)    (0.06)
Distributions in excess of net realized gain.....        --            --        --     (0.00)(d)    (0.01)       --
                                                    -------       -------   -------   -------      -------   -------
Total distributions..............................     (0.31)        (0.61)    (0.63)    (0.62)       (0.60)    (0.69)
                                                    -------       -------   -------   -------      -------   -------
Net asset value, end of period...................   $ 10.76       $ 10.54   $ 10.21   $  9.79      $ 10.03   $ 10.38
                                                    =======       =======   =======   =======      =======   =======
Total return(b)..................................      5.03%         9.42%    11.03%     4.00%        2.37%     9.97%
                                                    =======       =======   =======   =======      =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $38,476       $39,843   $29,599   $32,453      $73,308   $70,842
Ratio of operating expenses to average net assets      0.76%(e)      0.69%     0.72%     0.72%        0.71%     0.69%
Ratio of net investment income to average net
 assets..........................................      5.07%(e)      5.62%     6.11%     6.32%        5.99%     6.25%
Portfolio turnover rate..........................        20%           19%       23%       15%          23%       85%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.76%(e)      0.69%     0.72%     0.72%        0.71%     0.69%

--------------------------------------------------------------------------------
(a)The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.
(e)Annualized.

The changes numbered 7-9 below apply to the Shareholders Guide included in your Prospectus, and may not apply to the U.S. Govenment Income Fund in particular.

7. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

8. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

9. Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

10.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    MUNDER U.S. TREASURY MONEY MARKET FUND
                              CLASS A & Y SHARES

                        Supplement Dated June 16, 2003
                     to Prospectus Dated October 31, 2002

Effective as of the close of business on June 13, 2003, the Munder U.S. Treasury Money Market Fund ("Fund"), formerly a series of The Munder Funds Trust, was reorganized and redomiciled as a new series of Munder Series Trust. The reorganization and redomiciliation was approved by the Board of Trustees of The Munder Funds Trust on February 11, 2003 and by shareholders of the Fund on April 28, 2003.

The following changes to the Fund's Prospectus dated October 31, 2002 are effective as of the close of business on June 13, 2003:

1. Unless the Prospectus (as modified by this Supplement) expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

2. Under the heading of "Performance," which begins on page 3 of the Prospectus, the bar chart and table of average annual total returns are amended to read in their entirety as follows:

Munder U.S. Treasury Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year


                                    [CHART]

1993     2.60
1994     3.59
1995     5.33
1996     4.83
1997     4.97
1998     4.86
1999     4.41
2000     5.61
2001     3.33
2002     1.14

Year-to-date through 3/31/03: 0.13%

Best Quarter:  1.48% (quarter ended 12/31/00)
Worst Quarter: 0.24% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                             Since
                                                   1 Year 5 Years 10 Years Inception
                                                     %       %       %      %/(1)/
Class Y                                             1.14   3.86     4.06     4.31
Class A                                             0.88   3.59     3.83     3.82

--------------------------------------------------------------------------------
(1)The inception dates for Class Y and Class A shares are 3/14/90 and 11/24/92, respectively.

3. Under the heading of "Fees & Expenses," which begins on page 4 of the Prospectus, a reference to footnote (1) is added to the rows entitled "Management Fees," "Shareholder Servicing Fees," "Other

SUPUSTMM403

OperatingExpenses" and "Total Annual Fund Operating Expenses." Footnote (1) is hereby added following the table to read in its entirety as follows:

    (1)The advisor and/or the distributor may voluntarily waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to any class of shares of the Fund in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor and the distributor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreement," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

4. Under the heading of "Other Investment Strategies and Risks--Borrowing," which begins on page 7 of the Prospectus, the first bullet point is hereby amended to read in its entirety as follows:

  .  Investment Strategy
     The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

5. Under the heading of "Other Investment Strategies and Risks--Securities Lending," which begins on page 7 of the Prospectus, the phrase "no more than 25%" in the first bullet point is hereby replaced with the phrase "no more than 33 1/3%."

6. The following information is hereby added under the heading of "Management of the Fund," which begins on page 13 of the Prospectus:

   Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor may waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to each class of shares of the Fund. Although it had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with MCM and the Fund's distributor ("Reimbursement Agreement").

   From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by the Fund or, in the case of class specific fees, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement will obligate MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

   To the extent that it enters into a Reimbursement Agreement with MCM and the distributor, the Fund may at a later date reimburse MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one day yield for that class of shares does not fall below the "Minimum One Day Yield" stipulated in the Reimbursement Agreement as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.

7. The "Financial Highlights" section of the Prospectus, which begins on page 14, is revised to read in its entirety as follows:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2002 has not been audited and is included in the semi-annual report of the Fund and is also incorporated by reference into the Statement of Additional Information. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will also find in these reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent period covered by the report. You may obtain the annual report, semi-annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

                                                                      U.S. Treasury Money Market Fund(a)
                                                          ---------------------------------------------------------
                                                          Period Ended   Year     Year     Year     Year     Year
                                                            12/31/02     Ended    Ended    Ended    Ended    Ended
                                                          (Unaudited)   6/30/02  6/30/01  6/30/00  6/30/99  6/30/98
                                                            Class A     Class A  Class A  Class A  Class A  Class A
                                                          ------------  -------  -------  -------  -------  -------
Net asset value, beginning of period.....................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            -------     -------  -------  -------  -------  -------
Income from investment operations:
Net investment income....................................     0.004       0.016    0.048    0.046    0.041    0.047
                                                            -------     -------  -------  -------  -------  -------
Total from investment operations.........................     0.004       0.016    0.048    0.046    0.041    0.047
                                                            -------     -------  -------  -------  -------  -------
Less distributions:
Dividends from net investment income.....................    (0.004)     (0.016)  (0.048)  (0.046)  (0.041)  (0.047)
Distributions from net realized gains....................    (0.000)(d)      --       --       --       --       --
                                                            -------     -------  -------  -------  -------  -------
Total distributions......................................    (0.004)     (0.016)  (0.048)  (0.046)  (0.041)  (0.047)
                                                            -------     -------  -------  -------  -------  -------
Net asset value, end of period...........................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                            =======     =======  =======  =======  =======  =======
Total return(b)..........................................      0.38%       1.56%    4.87%    4.66%    4.23%    4.76%
                                                            =======     =======  =======  =======  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $13,027     $24,115  $16,347  $20,631  $27,040  $ 8,646
Ratio of operating expenses to average net assets........      0.97%(c)    0.80%    0.86%    0.86%    0.83%    0.82%
Ratio of net investment income to average net assets.....      0.67%(c)    1.57%    4.72%    4.55%    4.10%    4.67%
Ratio of operating expenses to average net assets
 without expense waivers.................................      0.97%(c)    0.80%    0.86%    0.86%    0.83%    0.82%

--------------------------------------------------------------------------------
(a)The Munder U.S. Treasury Money Market Fund Class A Shares commenced operations on November 24, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Amount represents less than $0.001 per share.

                                                              U.S. Treasury Money Market Fund(a)
                                                  ---------------------------------------------------------
                                                  Period Ended   Year     Year     Year     Year     Year
                                                    12/31/02     Ended    Ended    Ended    Ended    Ended
                                                  (Unaudited)   6/30/02  6/30/01  6/30/00  6/30/99  6/30/98
                                                    Class Y     Class Y  Class Y  Class Y  Class Y  Class Y
                                                  ------------  -------  -------  -------  -------  -------
Net asset value, beginning of period.............   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                    -------     -------  -------  -------  -------  -------
Income from investment operations:
Net investment income............................     0.005       0.018    0.050    0.048    0.044    0.049
                                                    -------     -------  -------  -------  -------  -------
Total from investment operations.................     0.005       0.018    0.050    0.048    0.044    0.049
                                                    -------     -------  -------  -------  -------  -------
Less distributions:
Dividends from net investment income.............    (0.005)     (0.018)  (0.050)  (0.048)  (0.044)  (0.049)
Distributions from net realized gains............    (0.000)(d)      --       --       --       --       --
Total distributions..............................    (0.005)     (0.018)  (0.050)  (0.048)  (0.044)  (0.049)
                                                    -------     -------  -------  -------  -------  -------
Net asset value, end of period...................   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                    =======     =======  =======  =======  =======  =======
Total return(b)..................................      0.50%       1.82%    5.14%    4.92%    4.33%    5.00%
                                                    =======     =======  =======  =======  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............   $ 4,625     $ 6,520  $10,917  $14,266  $33,967  $37,437
Ratio of operating expenses to average net assets      0.72%(c)    0.55%    0.61%    0.61%    0.58%    0.57%
Ratio of net investment income to average net
 assets..........................................      0.92%(c)    1.82%    4.97%    4.80%    4.40%    4.92%
Ratio of operating expenses to average net assets
 without expense waivers.........................      0.72%(c)    0.55%    0.61%    0.61%    0.58%    0.57%

--------------------------------------------------------------------------------
(a)The Munder U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Amount represents less than $0.001 per share.

The changes numbered 8-10 below apply to the Shareholder Guide included in your Prospectus, and may not apply to the U.S. Treasury Money Market Fund in particular.

8. Under the heading of "Policies for Purchasing Shares--Accounts Below Minimums," which begins on page S-3 of the Shareholder Guide, the phrase ", which includes the cost of any applicable contingent deferred sales charge
   (CDSC) on shares redeemed to pay the fee" in the first sentence of the first paragraph is hereby deleted in its entirety. In addition, the following text is hereby added to the end of the second paragraph under that heading:

   A contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase of Class A, Class B, Class C or Class II shares. You will have the option to increase the value of your account upon receipt of such notice.

9. The following information is hereby added at the end of the current text under the heading of "Policies for Redeeming Shares--Short-Term Trading Fee," which begins on page S-7 of the Shareholder Guide:

   A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum.

10.Under the heading of "Additional Policies for Purchases, Exchanges and Redemptions," which begins on page S-10 of the Shareholder Guide, in the first sentence of the second bullet point on page S-11, the word "generally" in the parenthetical phrase is hereby deleted and the following phrase is added to the end of that sentence: "except as described below in case of shares purchased by check."

11.The SEC File Number applicable to the Fund is 811-21294.

A revised Statement of Additional Information is available without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                          LIQUIDITY MONEY MARKET FUND

                         Supplement Dated June 16, 2003
                       to Prospectus Dated April 30, 2003

The following changes to the Fund's Prospectus dated April 30, 2003 were effective June 13, 2003:

1. Under the heading of "Fees & Expenses," on page 4 of the Prospectus, a reference to footnote (1) is added to the rows entitled "Management Fees," "Distribution and/or Service (12b-1) Fees," "Other Expenses" and "Total Annual Fund Operating Expenses." Footnote (1) is hereby added following the table to read in its entirety as follows:

    (1)The advisor and/or the distributor may voluntarily waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to any class of shares of the Fund in order to support yields. Although the Fund had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with the advisor and the distributor ("Reimbursement Agreement"). As described under the heading of "Management of the Fund--Reimbursement Agreement," if the Fund enters into such a Reimbursement Agreement, the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived or reduced provided that certain conditions are met. Nothing in the Reimbursement Agreement will obligate the advisor or the distributor to waive or reduce any fees or absorb any other expenses of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

2. The following information is hereby added under the heading of "Management of the Fund," on page 14 of the Prospectus:

   Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund's distributor may waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses with respect to each class of shares of the Fund. Although it had not done so as of the date of this prospectus, the Fund may enter into a reimbursement agreement with MCM and the Fund's distributor ("Reimbursement Agreement").

   From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund or, in the case of class specific expenses, any class of the Fund, and (b) the Fund's distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by the Fund or, in the case of class specific fees, any class of the Fund, in order to support the yield of the Fund or any particular class of the Fund. Nothing in the Reimbursement Agreement will obligate MCM or the Fund's distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund or any class of the Fund, including for the purpose of supporting the yield of the Fund or any class of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

   To the extent that it enters into a Reimbursement Agreement with MCM and the distributor, the Fund may at a later date reimburse MCM and/or the distributor for amounts waived or reduced by MCM or the distributor with respect to any class of shares provided that the one day yield for that class of shares does not fall below the "Minimum One Day Yield" stipulated in the Reimbursement Agreement as a result of the reimbursement. Consequently, no reimbursement by the Fund with respect to a class of shares will be made unless (i) the one-day yield of that class after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. With respect to any given class of shares, the total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor with respect to that class during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or the distributor with respect to such waivers and reductions.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPLIQ603

                     Munder S&P(R) MidCap Index Equity Fund
                    Munder S&P(R) SmallCap Index Equity Fund

                         Supplement Dated June 16, 2003
           to Statement of Additional Information Dated April 30, 2003

1. The third paragraph of the section entitled INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS-Administrator which begins on page 26 of the Statement of Additional Information is hereby deleted and replaced with the following:

     Effective June 1, 2003, as compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust and the Predecessor Funds. For the period from June 1, 2003 through May 31, 2004, MCM has agreed to limit the total amount it may receive in the aggregate from the Trust, the Predecessor Funds and @Vantage to $3.4 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

2. The following is hereby added after the sixth paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information:

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     In addition, the last paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information is hereby deleted and replaced with the following:

     Each Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
     (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

                Munder Institutional Government Money Market Fund
                     Munder Institutional Money Market Fund

                         Supplement Dated June 16, 2003
           to Statement of Additional Information Dated April 30, 2003

1. The third paragraph of the section entitled INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS-Administrator which begins on page 26 of the Statement of Additional Information is hereby deleted and replaced with the following:

     Effective June 1, 2003, as compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust and the Predecessor Funds. For the period from June 1, 2003 through May 31, 2004, MCM has agreed to limit the total amount it may receive in the aggregate from the Trust, the Predecessor Funds and @Vantage to $3.4 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

2. The following is hereby added after the sixth paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information:

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     In addition, the last paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information is hereby deleted and replaced with the following:

     Each Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
     (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

                           Liquidity Money Market Fund

                         Supplement Dated June 16, 2003
           to Statement of Additional Information Dated April 30, 2003

1. The third paragraph of the section entitled INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS-Administrator which begins on page 25 of the Statement of Additional Information is hereby deleted and replaced with the following:

     Effective June 1, 2003, as compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust and the Predecessor Funds. For the period from June 1, 2003 through May 31, 2004, MCM has agreed to limit the total amount it may receive in the aggregate from the Trust, the Predecessor Funds and @Vantage to $3.4 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

2. The following is hereby added after the sixth paragraph of the section entitled TAXES-General which begins on page 33 of the Statement of Additional Information:

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     In addition, the last paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information is hereby deleted and replaced with the following:

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
     (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."